The Bond Fund of America®
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 96.72% Mortgage-backed obligations 32.50% Federal agency mortgage-backed obligations 27.49%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #AL1237 6.50% 2/1/2026 (a)	— (b)	— (b)
Fannie Mae Pool #256449 6.50% 10/1/2026 (a)	3	3
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (a)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #256856 6.50% 8/1/2027 (a)	9	10
Fannie Mae Pool #MA3131 3.00% 9/1/2027 (a)	11	11
Fannie Mae Pool #256886 6.50% 9/1/2027 (a)	6	7
Fannie Mae Pool #995401 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #257145 6.50% 3/1/2028 (a)	3	3
Fannie Mae Pool #251752 6.50% 6/1/2028 (a)	— (b)	— (b)
Fannie Mae Pool #257431 6.50% 10/1/2028 (a)	1	1
Fannie Mae Pool #496029 6.50% 1/1/2029 (a)	— (b)	— (b)
Fannie Mae Pool #FS2493 6.00% 9/1/2029 (a)	469	480
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	116	115
Fannie Mae Pool #AL9668 3.00% 10/1/2030 (a)	1	1
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	174	172
Fannie Mae Pool #AL6344 5.00% 2/1/2031 (a)	72	73
Fannie Mae Pool #FM9892 5.00% 9/1/2031 (a)	9	9
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	213	206
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	2	3
Fannie Mae Pool #MA3518 4.00% 11/1/2033 (a)	7	7
Fannie Mae Pool #BO1359 2.50% 8/1/2034 (a)	990	943
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	11,594	11,026
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	19	19
Fannie Mae Pool #745140 5.00% 11/1/2035 (a)	112	114
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (a)	932	922
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	191	189
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,243	1,229
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	695	686
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,751	2,589
Fannie Mae Pool #AS8355 3.00% 11/1/2036 (a)	5,162	4,896
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (a)	625	592
Fannie Mae Pool #MA2866 3.00% 1/1/2037 (a)	6,112	5,799
Fannie Mae Pool #MA2897 3.00% 2/1/2037 (a)	10,814	10,282
Fannie Mae Pool #913966 6.00% 2/1/2037 (a)	1	2
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (a)	2,618	2,464
Fannie Mae Pool #FS0783 2.50% 3/1/2037 (a)	792	745
Fannie Mae Pool #MA4568 2.50% 3/1/2037 (a)	350	330
Fannie Mae Pool #914612 7.50% 3/1/2037 (a)	47	48
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (a)	2,340	2,203
Fannie Mae Pool #924069 7.00% 5/1/2037 (a)	32	32
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (a)	1,622	1,527
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	624	588
Fannie Mae Pool #954927 7.00% 7/1/2037 (a)	82	85
The Bond Fund of America — Page 1 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #966170 7.00% 7/1/2037 (a)	USD61	$62
Fannie Mae Pool #954936 7.00% 7/1/2037 (a)	7	7
Fannie Mae Pool #945680 6.00% 9/1/2037 (a)	13	14
Fannie Mae Pool #924866 6.015% 10/1/2037 (a)(c)	5	5
Fannie Mae Pool #CB6791 2.50% 7/1/2038 (a)	29	27
Fannie Mae Pool #988588 5.50% 8/1/2038 (a)	3	3
Fannie Mae Pool #889982 5.50% 11/1/2038 (a)	12	12
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (a)	24	24
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	29	29
Fannie Mae Pool #AC2641 4.50% 10/1/2039 (a)	2,690	2,705
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	24	25
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	48	49
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	5,433	4,788
Fannie Mae Pool #AD8522 4.00% 8/1/2040 (a)	67	66
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (a)	201	206
Fannie Mae Pool #AE1761 4.00% 9/1/2040 (a)	1,317	1,286
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	6,141	5,405
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (a)	412	413
Fannie Mae Pool #AE7567 4.00% 11/1/2040 (a)	1,504	1,466
Fannie Mae Pool #AH0007 4.00% 12/1/2040 (a)	1,313	1,280
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (a)	262	255
Fannie Mae Pool #AH0539 4.00% 12/1/2040 (a)	158	154
Fannie Mae Pool #MA4287 2.00% 3/1/2041 (a)	19,612	16,986
Fannie Mae Pool #AH6099 5.00% 3/1/2041 (a)	898	920
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (a)	28	28
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (a)	28	28
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	41,668	36,302
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (a)	952	975
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (a)	82,997	71,844
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (a)	477	489
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	37	38
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	28,392	24,700
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	19,725	17,172
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	10,741	9,344
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	148,275	128,900
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	18,683	16,181
Fannie Mae Pool #AI5172 4.00% 8/1/2041 (a)	327	317
Fannie Mae Pool #AL0658 4.50% 8/1/2041 (a)	446	447
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (a)	89	87
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (a)	441	453
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	139	135
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (a)	272	264
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (a)	249	255
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	91	93
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	52,152	45,143
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (a)	489	476
Fannie Mae Pool #AJ7471 4.00% 12/1/2041 (a)	366	355
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (a)	283	275
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	44	45
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	17,817	15,411
Fannie Mae Pool #890407 4.00% 2/1/2042 (a)	706	688
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	125	127
Fannie Mae Pool #AK6740 4.00% 3/1/2042 (a)	2,600	2,544
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (a)	2,048	1,993
The Bond Fund of America — Page 2 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AK4949 4.00% 3/1/2042 (a)	USD159	$155
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	5,159	4,459
Fannie Mae Pool #FS4250 2.50% 8/1/2042 (a)	394	353
Fannie Mae Pool #AX3703 4.00% 9/1/2042 (a)	3,072	2,989
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	417	394
Fannie Mae Pool #MA4908 6.00% 1/1/2043 (a)	38	39
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	194	182
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	55	53
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	79	75
Fannie Mae Pool #AT2683 4.00% 5/1/2043 (a)	1,332	1,295
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	12,548	11,544
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,758	1,665
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	584	551
Fannie Mae Pool #AV0786 4.00% 11/1/2043 (a)	2,253	2,191
Fannie Mae Pool #AL8421 3.50% 1/1/2044 (a)	10,118	9,554
Fannie Mae Pool #MA5412 6.50% 6/1/2044 (a)	23	24
Fannie Mae Pool #MA5431 6.50% 7/1/2044 (a)	2,440	2,523
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	261	246
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	93	87
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	536	505
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	1,051	989
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,438	1,353
Fannie Mae Pool #AZ7366 4.00% 11/1/2045 (a)	13,408	12,933
Fannie Mae Pool #AS6348 4.00% 12/1/2045 (a)	2,333	2,249
Fannie Mae Pool #AS6839 4.00% 3/1/2046 (a)	3,236	3,114
Fannie Mae Pool #BC1352 4.00% 3/1/2046 (a)	929	894
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (a)	23	22
Fannie Mae Pool #CB0838 2.50% 6/1/2046 (a)	66	58
Fannie Mae Pool #BC8647 4.50% 6/1/2046 (a)	244	241
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (a)	30	29
Fannie Mae Pool #BD1550 4.50% 7/1/2046 (a)	234	229
Fannie Mae Pool #BD7600 4.50% 9/1/2046 (a)	74	73
Fannie Mae Pool #BD9236 3.50% 10/1/2046 (a)	304	284
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (a)	30,028	28,982
Fannie Mae Pool #MA2809 4.50% 10/1/2046 (a)	444	424
Fannie Mae Pool #MA2821 4.50% 10/1/2046 (a)	296	285
Fannie Mae Pool #BD9248 4.50% 10/1/2046 (a)	215	210
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	422	385
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (a)	30	27
Fannie Mae Pool #BC9077 3.50% 12/1/2046 (a)	13,297	12,436
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	1,474	1,378
Fannie Mae Pool #FS1681 2.00% 3/1/2047 (a)	457	378
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (a)	227	195
Fannie Mae Pool #FS0976 2.50% 3/1/2047 (a)	52	44
Fannie Mae Pool #BD7087 4.00% 3/1/2047 (a)	24,159	23,263
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	513	467
Fannie Mae Pool #BH0876 4.50% 4/1/2047 (a)	1,619	1,585
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	199	190
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	896	837
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	249	233
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	125	117
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	114	107
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	33	31
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	35	34
The Bond Fund of America — Page 3 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #256893 7.00% 8/1/2047 (a)	USD8	$9
Fannie Mae Pool #CA0453 4.00% 9/1/2047 (a)	5,033	4,840
Fannie Mae Pool #BH5696 4.00% 10/1/2047 (a)	29,744	28,640
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (a)	144	134
Fannie Mae Pool #BJ3525 4.50% 11/1/2047 (a)	777	768
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (a)	10,362	9,655
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (a)	2,768	2,669
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	764	736
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (a)	3,737	3,693
Fannie Mae Pool #BJ3558 4.50% 12/1/2047 (a)	787	777
Fannie Mae Pool #BJ3581 4.50% 12/1/2047 (a)	500	494
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (a)	1,062	986
Fannie Mae Pool #BK0163 4.50% 2/1/2048 (a)	1,269	1,253
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	627	587
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (a)	4,205	3,910
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	447	431
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	599	577
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (a)	5,295	4,767
Fannie Mae Pool #CA2102 5.00% 7/1/2048 (a)	309	313
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (a)	22,975	21,379
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	177	170
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	183	183
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (a)	60,652	58,403
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	1,082	1,048
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	4,400	4,574
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	375	353
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	6,767	6,336
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	6,724	6,303
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (a)	1,011	912
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (a)	688	622
Fannie Mae Pool #CA4021 3.50% 8/1/2049 (a)	19,566	18,094
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,710	1,600
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (a)	33,437	31,154
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	8,820	8,268
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	4,957	4,636
Fannie Mae Pool #FM1913 4.00% 9/1/2049 (a)	1,198	1,152
Fannie Mae Pool #FM1963 4.00% 11/1/2049 (a)	29,183	28,046
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (a)	18,281	16,947
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (a)	148,895	138,827
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (a)	193	163
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (a)	10,369	9,160
Fannie Mae Pool #CA5506 3.00% 4/1/2050 (a)	34,145	30,689
Fannie Mae Pool #BP1954 3.50% 4/1/2050 (a)	14,420	13,351
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (a)	16,168	15,544
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	36,151	31,064
Fannie Mae Pool #BP5717 2.50% 6/1/2050 (a)	5,053	4,298
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	178	150
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	164	139
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (a)	11,792	9,951
Fannie Mae Pool #BP9537 2.50% 7/1/2050 (a)	813	687
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	18	15
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (a)	18	15
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (a)	34,364	31,007
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	8,769	7,740
The Bond Fund of America — Page 4 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	USD11,004	$9,464
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (a)	5,471	4,623
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (a)	4,204	3,552
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	4,900	4,324
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	1,508	1,219
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (a)	26,263	22,620
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (a)	5,995	5,165
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (a)	5,603	4,727
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	182	154
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	2,170	1,927
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (a)	6,630	5,446
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (a)	5,453	4,607
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (a)	2,108	1,813
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (a)	941	795
Fannie Mae Pool #FM4579 2.50% 10/1/2050 (a)	210	179
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	173	146
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (a)	27	23
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	7,690	6,787
Fannie Mae Pool #BQ7618 2.00% 11/1/2050 (a)	4,798	3,872
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	1,197	967
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (a)	968	782
Fannie Mae Pool #BQ7559 2.00% 11/1/2050 (a)	142	115
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (a)	71,240	60,763
Fannie Mae Pool #CA7603 2.50% 11/1/2050 (a)	46,827	39,890
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	3,785	3,261
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (a)	2,588	2,185
Fannie Mae Pool #BQ6335 2.50% 11/1/2050 (a)	887	749
Fannie Mae Pool #FM4862 2.50% 11/1/2050 (a)	215	182
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	17,467	14,133
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	7,146	5,822
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	891	728
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (a)	799	646
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (a)	77	62
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (a)	43	35
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (a)	30,698	25,930
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (a)	16,572	14,117
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	6,643	5,659
Fannie Mae Pool #CA8136 2.50% 12/1/2050 (a)	3,991	3,403
Fannie Mae Pool #CA8251 2.50% 12/1/2050 (a)	305	260
Fannie Mae Pool #CA8256 2.50% 12/1/2050 (a)	26	22
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (a)	45,277	40,684
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (a)	26,535	23,981
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	5,353	4,725
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	2,051	2,026
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	39,747	32,365
Fannie Mae Pool #CA8450 2.00% 1/1/2051 (a)	3,519	2,847
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	2,349	1,901
Fannie Mae Pool #BR3452 2.00% 1/1/2051 (a)	1,565	1,267
Fannie Mae Pool #CA8687 2.00% 1/1/2051 (a)	280	228
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	198	160
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (a)	78	63
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (a)	906	764
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (a)	879	742
The Bond Fund of America — Page 5 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA8781 2.50% 1/1/2051 (a)	USD65	$56
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (a)	42	36
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	14,224	12,562
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (a)	8,141	6,616
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (a)	4,452	3,593
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (a)	2,751	2,252
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	1,754	1,433
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	549	443
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (a)	82	67
Fannie Mae Pool #FM6037 2.00% 2/1/2051 (a)	24	19
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	32,978	28,274
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (a)	18,029	15,209
Fannie Mae Pool #FS1971 2.50% 2/1/2051 (a)	8,514	7,245
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (a)	4,692	3,964
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (a)	3,542	3,013
Fannie Mae Pool #CA9290 2.50% 2/1/2051 (a)	1,288	1,096
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (a)	944	798
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	664	564
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (a)	235	199
Fannie Mae Pool #FM5994 2.50% 2/1/2051 (a)	17	15
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (a)	4,133	3,692
Fannie Mae Pool #FS6891 2.00% 3/1/2051 (a)	21,994	17,806
Fannie Mae Pool #BQ7757 2.00% 3/1/2051 (a)	11,996	9,681
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (a)	6,751	5,554
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (a)	2,652	2,147
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (a)	813	656
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	496	400
Fannie Mae Pool #BR5589 2.00% 3/1/2051 (a)	205	167
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	38,168	32,197
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (a)	5,650	4,790
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (a)	3,644	3,074
Fannie Mae Pool #FM6569 2.50% 3/1/2051 (a)	799	680
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	55	46
Fannie Mae Pool #CA9391 3.00% 3/1/2051 (a)	166,204	147,297
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (a)	5,097	4,113
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	2,808	2,266
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	2,661	2,164
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (a)	2,077	1,681
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,152	933
Fannie Mae Pool #BR7693 2.00% 4/1/2051 (a)	847	684
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (a)	226	183
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	192	155
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (a)	16,068	13,647
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (a)	3,848	3,249
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (a)	3,172	2,701
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (a)	1,882	1,588
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (a)	1,458	1,230
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	945	797
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (a)	758	640
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (a)	746	629
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	525	443
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (a)	518	437
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (a)	420	354
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (a)	90	76
The Bond Fund of America — Page 6 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BR7795 2.50% 4/1/2051 (a)	USD82	$70
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (a)	78	66
Fannie Mae Pool #BR8465 2.50% 4/1/2051 (a)	67	57
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	47,029	42,342
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	19,777	17,539
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (a)	7,654	6,733
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	2,650	2,357
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (a)	21,098	17,132
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	19,858	16,026
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	495	400
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	114	92
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (a)	27,618	23,298
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (a)	14,982	12,639
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (a)	14,465	12,202
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	11,132	9,390
Fannie Mae Pool #BR9366 2.50% 5/1/2051 (a)	8,907	7,514
Fannie Mae Pool #BR9127 2.50% 5/1/2051 (a)	7,499	6,326
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (a)	4,708	3,972
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,323	3,682
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (a)	3,872	3,281
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (a)	2,431	2,050
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (a)	1,923	1,623
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (a)	1,604	1,353
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	825	696
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (a)	810	683
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	318	269
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (a)	228	192
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	9,808	7,915
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (a)	3,625	2,976
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (a)	267	217
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (a)	23,241	19,605
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	12,083	10,193
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (a)	6,527	5,506
Fannie Mae Pool #BT3317 2.50% 6/1/2051 (a)	4,578	3,926
Fannie Mae Pool #BT1250 2.50% 6/1/2051 (a)	2,908	2,453
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (a)	2,392	2,021
Fannie Mae Pool #FS6035 2.50% 6/1/2051 (a)	1,936	1,635
Fannie Mae Pool #BT5082 2.50% 6/1/2051 (a)	1,115	940
Fannie Mae Pool #BT0098 2.50% 6/1/2051 (a)	395	335
Fannie Mae Pool #BT0610 2.50% 6/1/2051 (a)	103	87
Fannie Mae Pool #FM7694 3.00% 6/1/2051 (a)	16,015	14,315
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	14,198	12,602
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (a)	6,258	5,619
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	1,983	1,759
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	69,997	56,837
Fannie Mae Pool #FS1621 2.00% 7/1/2051 (a)	155	126
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	76	62
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (a)	45,555	38,709
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (a)	43,192	36,831
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	30,970	26,125
Fannie Mae Pool #BT1335 2.50% 7/1/2051 (a)	17,862	15,068
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (a)	14,663	12,369
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (a)	11,200	9,464
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (a)	10,767	9,083
The Bond Fund of America — Page 7 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	USD7,481	$6,311
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	3,339	2,870
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (a)	3,297	2,791
Fannie Mae Pool #BT1523 2.50% 7/1/2051 (a)	629	531
Fannie Mae Pool #BT1285 2.50% 7/1/2051 (a)	521	440
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (a)	134	113
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (a)	108	91
Fannie Mae Pool #CB1027 2.50% 7/1/2051 (a)	45	39
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (a)	28	24
Fannie Mae Pool #FM8313 2.50% 7/1/2051 (a)	21	18
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	8,114	7,136
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (a)	18,735	15,120
Fannie Mae Pool #BR2225 2.00% 8/1/2051 (a)	12,923	10,429
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	639	516
Fannie Mae Pool #BQ6530 2.00% 8/1/2051 (a)	514	418
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (a)	194	157
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	21,258	17,933
Fannie Mae Pool #BR2219 2.50% 8/1/2051 (a)	20,956	17,846
Fannie Mae Pool #FM8601 2.50% 8/1/2051 (a)	13,134	11,110
Fannie Mae Pool #BQ7422 2.50% 8/1/2051 (a)	2,186	1,850
Fannie Mae Pool #BO9395 2.50% 8/1/2051 (a)	1,120	954
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (a)	724	614
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (a)	606	516
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (a)	16,897	14,939
Fannie Mae Pool #BV7491 3.00% 8/1/2051 (a)	548	483
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (a)	53,138	51,036
Fannie Mae Pool #CB1621 2.00% 9/1/2051 (a)	396	319
Fannie Mae Pool #CB1620 2.00% 9/1/2051 (a)	374	304
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (a)	23,161	19,538
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (a)	22,435	18,925
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	12,247	10,422
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	11,023	9,305
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	10,572	8,918
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (a)	2,958	2,498
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (a)	1,772	1,497
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (a)	1,381	1,165
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (a)	1,172	994
Fannie Mae Pool #FS0029 2.50% 9/1/2051 (a)	756	637
Fannie Mae Pool #BT4537 3.50% 9/1/2051 (a)	315	289
Fannie Mae Pool #FM9448 2.00% 10/1/2051 (a)	42	34
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (a)	16,093	13,575
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	12,291	10,384
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (a)	10,964	9,335
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (a)	6,192	5,234
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (a)	612	520
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	472	400
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (a)	74	63
Fannie Mae Pool #FS4862 2.50% 10/1/2051 (a)	47	40
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (a)	33	28
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	7,366	6,532
Fannie Mae Pool #BU1498 3.50% 10/1/2051 (a)	331	303
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	83,666	67,885
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (a)	12,062	9,734
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (a)	5,329	4,300
The Bond Fund of America — Page 8 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU0975 2.00% 11/1/2051 (a)	USD4,474	$3,619
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	1,415	1,145
Fannie Mae Pool #FM9646 2.00% 11/1/2051 (a)	1,200	968
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	874	708
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (a)	502	408
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	37,929	31,995
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	18,272	15,712
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	9,200	7,941
Fannie Mae Pool #BQ7453 2.50% 11/1/2051 (a)	2,451	2,081
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	1,596	1,351
Fannie Mae Pool #CB2029 2.50% 11/1/2051 (a)	1,218	1,032
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (a)	946	803
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	13,289	11,838
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	7,840	6,899
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	5,754	5,140
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	1,645	1,472
Fannie Mae Pool #FS1373 3.00% 11/1/2051 (a)	339	298
Fannie Mae Pool #BU3013 3.50% 11/1/2051 (a)	393	361
Fannie Mae Pool #BU5976 4.00% 11/1/2051 (a)	36	34
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	14,456	11,667
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (a)	2,040	1,646
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,594	1,293
Fannie Mae Pool #BT6275 2.00% 12/1/2051 (a)	1,490	1,206
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (a)	1,287	1,038
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	990	799
Fannie Mae Pool #BU2591 2.00% 12/1/2051 (a)	846	682
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (a)	748	605
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (a)	693	559
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (a)	423	341
Fannie Mae Pool #BU7089 2.00% 12/1/2051 (a)	335	271
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (a)	162	131
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (a)	61,668	52,096
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	46,906	40,253
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	44,351	38,500
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	25,189	21,586
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (a)	21,825	18,437
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	20,395	17,531
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	19,542	16,770
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	15,405	13,194
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	10,167	8,761
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (a)	9,450	8,102
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (a)	8,587	7,358
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	3,074	2,593
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (a)	2,103	1,784
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (a)	657	555
Fannie Mae Pool #BU7516 2.50% 12/1/2051 (a)	236	200
Fannie Mae Pool #BU3625 2.50% 12/1/2051 (a)	212	179
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (a)	64	54
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	54	46
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (a)	23,973	21,474
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	12,631	11,368
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (a)	6,619	5,827
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,708	1,526
Fannie Mae Pool #BT9498 3.50% 12/1/2051 (a)	6,979	6,428
The Bond Fund of America — Page 9 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU8481 3.50% 12/1/2051 (a)	USD24	$22
Fannie Mae Pool #BQ7041 2.00% 1/1/2052 (a)	16,884	13,625
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	4,047	3,271
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	3,862	3,117
Fannie Mae Pool #CB2614 2.00% 1/1/2052 (a)	2,574	2,089
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (a)	20,900	17,631
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	20,686	17,450
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	5,935	5,007
Fannie Mae Pool #FS5944 2.50% 1/1/2052 (a)	3,169	2,673
Fannie Mae Pool #BQ7459 2.50% 1/1/2052 (a)	1,184	1,004
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (a)	1,005	850
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (a)	926	782
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	723	611
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (a)	319	269
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	269	227
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (a)	28	23
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	27,445	24,435
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	15,576	13,697
Fannie Mae Pool #FS0333 3.00% 1/1/2052 (a)	6,698	5,890
Fannie Mae Pool #BU9641 3.00% 1/1/2052 (a)	998	879
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (a)	22,673	21,113
Fannie Mae Pool #BV0783 3.50% 1/1/2052 (a)	821	760
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (a)	528	484
Fannie Mae Pool #BU7425 3.50% 1/1/2052 (a)	364	334
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (a)	55	51
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	101,444	82,095
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	52,322	42,356
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	11,822	9,615
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (a)	7,340	5,923
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (a)	7,102	5,731
Fannie Mae Pool #CB2801 2.00% 2/1/2052 (a)	5,186	4,208
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	4,910	3,970
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	4,196	3,393
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	1,608	1,301
Fannie Mae Pool #FS2040 2.00% 2/1/2052 (a)	692	561
Fannie Mae Pool #CB2789 2.00% 2/1/2052 (a)	675	546
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	642	520
Fannie Mae Pool #BV3022 2.00% 2/1/2052 (a)	591	478
Fannie Mae Pool #FS7080 2.00% 2/1/2052 (a)	460	373
Fannie Mae Pool #BU9929 2.00% 2/1/2052 (a)	306	248
Fannie Mae Pool #CB2773 2.00% 2/1/2052 (a)	110	89
Fannie Mae Pool #BU1330 2.50% 2/1/2052 (a)	18,599	15,987
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (a)	17,707	14,959
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (a)	2,082	1,759
Fannie Mae Pool #BU7285 2.50% 2/1/2052 (a)	1,403	1,201
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	1,090	921
Fannie Mae Pool #CB2866 2.50% 2/1/2052 (a)	814	690
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (a)	731	617
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (a)	63	54
Fannie Mae Pool #BV2781 2.50% 2/1/2052 (a)	52	44
Fannie Mae Pool #FS6121 3.00% 2/1/2052 (a)	10,327	9,090
Fannie Mae Pool #BV1947 3.00% 2/1/2052 (a)	1,580	1,391
Fannie Mae Pool #CB2800 3.00% 2/1/2052 (a)	746	656
Fannie Mae Pool #BU7294 3.50% 2/1/2052 (a)	31	28
The Bond Fund of America — Page 10 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	USD25,824	$20,840
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	11,523	9,333
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (a)	10,501	8,498
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	2,819	2,286
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	2,488	2,013
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	2,017	1,635
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	1,706	1,379
Fannie Mae Pool #BV3869 2.00% 3/1/2052 (a)	779	630
Fannie Mae Pool #BV4118 2.00% 3/1/2052 (a)	335	271
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (a)	219	177
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (a)	25	20
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (a)	17,220	14,545
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	7,825	6,600
Fannie Mae Pool #BV4170 2.50% 3/1/2052 (a)	4,030	3,417
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	2,261	1,917
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (a)	1,025	867
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (a)	792	671
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (a)	630	532
Fannie Mae Pool #BV2655 2.50% 3/1/2052 (a)	282	238
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (a)	238	202
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (a)	173	147
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (a)	103	87
Fannie Mae Pool #FS1372 3.00% 3/1/2052 (a)	38,059	33,505
Fannie Mae Pool #FS0831 3.00% 3/1/2052 (a)	12,415	10,918
Fannie Mae Pool #BV4201 3.00% 3/1/2052 (a)	12,377	10,898
Fannie Mae Pool #FS1030 3.00% 3/1/2052 (a)	9,362	8,233
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (a)	5,535	4,873
Fannie Mae Pool #CB3120 3.00% 3/1/2052 (a)	3,219	2,830
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (a)	2,978	2,622
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	995	881
Fannie Mae Pool #CB3061 3.00% 3/1/2052 (a)	498	440
Fannie Mae Pool #FS1294 3.00% 3/1/2052 (a)	498	438
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (a)	126	111
Fannie Mae Pool #MA4564 3.00% 3/1/2052 (a)	64	56
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (a)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	55,675	45,109
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	12,705	10,296
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (a)	9,262	7,475
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	2,807	2,273
Fannie Mae Pool #BV4692 2.00% 4/1/2052 (a)	1,736	1,407
Fannie Mae Pool #BU6919 2.00% 4/1/2052 (a)	1,596	1,293
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (a)	1,222	989
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (a)	839	677
Fannie Mae Pool #BV8155 2.00% 4/1/2052 (a)	352	285
Fannie Mae Pool #BV8499 2.00% 4/1/2052 (a)	289	234
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (a)	50,710	42,776
Fannie Mae Pool #BU6901 2.50% 4/1/2052 (a)	3,886	3,291
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (a)	2,704	2,287
Fannie Mae Pool #BV8166 2.50% 4/1/2052 (a)	2,143	1,812
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (a)	1,694	1,434
Fannie Mae Pool #BT2292 2.50% 4/1/2052 (a)	1,276	1,077
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (a)	926	785
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	883	745
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (a)	261	221
The Bond Fund of America — Page 11 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB3247 3.00% 4/1/2052 (a)	USD17,701	$15,566
Fannie Mae Pool #CB3365 3.00% 4/1/2052 (a)	8,981	7,908
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	997	878
Fannie Mae Pool #CB3364 3.00% 4/1/2052 (a)	201	177
Fannie Mae Pool #FS3275 3.00% 4/1/2052 (a)	99	88
Fannie Mae Pool #BV8459 3.00% 4/1/2052 (a)	77	68
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	11,656	11,030
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	17,698	14,360
Fannie Mae Pool #BW1732 2.00% 5/1/2052 (a)	824	666
Fannie Mae Pool #FS3208 2.00% 5/1/2052 (a)	756	612
Fannie Mae Pool #BV9804 2.00% 5/1/2052 (a)	482	390
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	437	369
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	343	291
Fannie Mae Pool #FS3619 2.50% 5/1/2052 (a)	259	219
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (a)	111	94
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,732	7,694
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	4,369	3,847
Fannie Mae Pool #BT7819 3.00% 5/1/2052 (a)	1,231	1,084
Fannie Mae Pool #FS4815 3.00% 5/1/2052 (a)	995	875
Fannie Mae Pool #BV8526 3.00% 5/1/2052 (a)	705	621
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	399	352
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (a)	223	196
Fannie Mae Pool #MA4599 3.00% 5/1/2052 (a)	199	175
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (a)	25,362	20,531
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (a)	1,563	1,266
Fannie Mae Pool #BV2514 2.00% 6/1/2052 (a)	404	327
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	289	234
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (a)	10,374	8,758
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (a)	3,842	3,255
Fannie Mae Pool #FS5172 2.50% 6/1/2052 (a)	1,794	1,517
Fannie Mae Pool #BV9932 2.50% 6/1/2052 (a)	484	411
Fannie Mae Pool #FS6634 3.00% 6/1/2052 (a)	2,587	2,275
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (a)	1,680	1,479
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (a)	995	877
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (a)	228	200
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	23,680	22,397
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	8,606	8,157
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (a)	3,222	2,607
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	13,572	11,449
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (a)	4,125	3,483
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (a)	744	630
Fannie Mae Pool #BV2584 2.50% 7/1/2052 (a)	414	350
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (a)	294	248
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (a)	119	101
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	37	32
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	349	307
Fannie Mae Pool #BV7866 3.50% 7/1/2052 (a)	6,754	6,181
Fannie Mae Pool #BT7848 3.50% 7/1/2052 (a)	4,893	4,475
Fannie Mae Pool #BW0958 5.00% 7/1/2052 (a)	20,993	20,934
Fannie Mae Pool #CB4135 5.00% 7/1/2052 (a)	146	146
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (a)	603	612
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	364	308
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	30	25
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (a)	26	22
The Bond Fund of America — Page 12 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	USD3,037	$2,873
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (a)	4,133	4,145
Fannie Mae Pool #MA4737 5.00% 8/1/2052 (a)	564	563
Fannie Mae Pool #CB5019 5.00% 8/1/2052 (a)	170	169
Fannie Mae Pool #FS5447 2.50% 9/1/2052 (a)	874	741
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (a)	313	265
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	99	87
Fannie Mae Pool #CB4604 4.00% 9/1/2052 (a)	405	383
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	286	271
Fannie Mae Pool #BX0008 4.00% 9/1/2052 (a)	124	117
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	1,773	1,727
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	67,847	67,992
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	88,313	71,532
Fannie Mae Pool #CB4818 4.00% 10/1/2052 (a)	2,446	2,312
Fannie Mae Pool #BW1241 4.00% 10/1/2052 (a)	471	445
Fannie Mae Pool #BW7063 4.00% 10/1/2052 (a)	229	216
Fannie Mae Pool #BW9888 4.00% 10/1/2052 (a)	188	177
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	6,553	6,388
Fannie Mae Pool #BW5232 4.50% 10/1/2052 (a)	2,721	2,657
Fannie Mae Pool #BW8175 4.50% 10/1/2052 (a)	1,337	1,308
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	5,277	5,262
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	20,086	20,357
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	18,088	18,337
Fannie Mae Pool #MA4885 3.00% 11/1/2052 (a)	909	799
Fannie Mae Pool #MA4802 3.00% 11/1/2052 (a)	489	430
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (a)	4,190	3,836
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	8,392	8,157
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	6,483	6,320
Fannie Mae Pool #BW5182 4.50% 11/1/2052 (a)	2,658	2,586
Fannie Mae Pool #BW1296 5.00% 11/1/2052 (a)	30,071	29,873
Fannie Mae Pool #MA4911 3.00% 12/1/2052 (a)	9,249	8,136
Fannie Mae Pool #BW5057 5.00% 12/1/2052 (a)	18,358	18,308
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (a)	55	55
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	29,137	29,566
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (a)	6,030	6,106
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (a)	323	332
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (a)	1,675	1,474
Fannie Mae Pool #MA4866 4.00% 1/1/2053 (a)	50,929	48,130
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	158	150
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	15,674	15,281
Fannie Mae Pool #MA4867 4.50% 1/1/2053 (a)	6,707	6,546
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (a)	107,400	107,089
Fannie Mae Pool #FS3981 5.50% 1/1/2053 (a)	30,183	30,639
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (a)	303	307
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	21,818	22,368
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	1,356	1,392
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (a)	610	626
Fannie Mae Pool #BX4070 6.00% 1/1/2053 (a)	394	406
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (a)	264	271
Fannie Mae Pool #FS3411 6.00% 1/1/2053 (a)	43	44
Fannie Mae Pool #CB5525 6.00% 1/1/2053 (a)	12	12
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	1,945	2,035
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	7,124	6,015
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (a)	868	733
The Bond Fund of America — Page 13 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4967 3.00% 2/1/2053 (a)	USD89	$78
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	140	132
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	40,434	40,975
Fannie Mae Pool #BX6216 5.50% 2/1/2053 (a)	635	644
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	8,504	8,718
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (a)	998	878
Fannie Mae Pool #FS4238 5.00% 3/1/2053 (a)	227	227
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (a)	25	25
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	5,042	5,126
Fannie Mae Pool #BX8515 5.50% 3/1/2053 (a)	4,177	4,230
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	3,011	3,055
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	1,646	1,671
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (a)	1,414	1,435
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (a)	779	790
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	352	356
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	326	330
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	278	281
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	8,394	8,620
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	7,009	7,231
Fannie Mae Pool #BY0255 2.50% 4/1/2053 (a)	703	593
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	5,027	4,748
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (a)	551	520
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (a)	877	853
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	26,071	25,991
Fannie Mae Pool #BX8625 5.00% 4/1/2053 (a)	5,853	5,822
Fannie Mae Pool #BX9135 5.00% 4/1/2053 (a)	1,379	1,371
Fannie Mae Pool #BX8673 5.00% 4/1/2053 (a)	215	214
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	49	48
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	67,901	68,796
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (a)	6,320	6,402
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	2,500	2,535
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (a)	1,811	1,834
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (a)	927	939
Fannie Mae Pool #BW5286 5.50% 4/1/2053 (a)	48	48
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	50,849	52,262
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	1,785	1,829
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,520	4,750
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (a)	6,131	5,187
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	8,386	7,921
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	50,354	50,185
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	10,509	10,508
Fannie Mae Pool #BY2251 5.00% 5/1/2053 (a)	540	537
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	85,302	86,406
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	10,806	10,941
Fannie Mae Pool #BY1223 5.50% 5/1/2053 (a)	5,757	5,820
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (a)	3,170	3,229
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,140	1,155
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (a)	177	180
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	276,480	284,186
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	9,348	9,682
Fannie Mae Pool #BW9778 4.00% 6/1/2053 (a)	293	277
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	11,969	11,647
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (a)	4,694	4,565
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	89,964	89,662
The Bond Fund of America — Page 14 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BY4405 5.00% 6/1/2053 (a)	USD7,744	$7,718
Fannie Mae Pool #BY4222 5.00% 6/1/2053 (a)	1,465	1,459
Fannie Mae Pool #BY5875 5.00% 6/1/2053 (a)	1,415	1,410
Fannie Mae Pool #BX7642 5.00% 6/1/2053 (a)	575	573
Fannie Mae Pool #BY3600 5.00% 6/1/2053 (a)	551	549
Fannie Mae Pool #BY4170 5.00% 6/1/2053 (a)	495	494
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	84,901	85,958
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	54,568	55,293
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (a)	5,558	5,644
Fannie Mae Pool #BY4223 5.50% 6/1/2053 (a)	184	186
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	51,766	53,129
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	26,567	27,244
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	16,475	16,913
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	12,121	12,505
Fannie Mae Pool #BO9414 6.00% 6/1/2053 (a)	4,439	4,549
Fannie Mae Pool #BY4290 6.00% 6/1/2053 (a)	973	996
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	20,380	21,262
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	7,510	7,793
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	5,505	5,739
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	11,944	9,682
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (a)	52	44
Fannie Mae Pool #MA5119 2.50% 7/1/2053 (a)	23	19
Fannie Mae Pool #MA5094 3.00% 7/1/2053 (a)	319	281
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	96,104	93,592
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	6,872	6,681
Fannie Mae Pool #BY6759 5.00% 7/1/2053 (a)	4,534	4,511
Fannie Mae Pool #BU4046 5.00% 7/1/2053 (a)	1,921	1,915
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	1,716	1,708
Fannie Mae Pool #BY2604 5.00% 7/1/2053 (a)	695	693
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	26	26
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	122,177	123,447
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	4,522	4,636
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	3,710	3,810
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (a)	56,970	59,345
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	10,518	10,227
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (a)	6,537	6,362
Fannie Mae Pool #BY6723 5.00% 8/1/2053 (a)	1,553	1,548
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	164,535	166,246
Fannie Mae Pool #FS7064 3.00% 9/1/2053 (a)	831	732
Fannie Mae Pool #BX4430 3.00% 9/1/2053 (a)	678	597
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (a)	176	166
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	9,260	9,007
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	32,521	32,968
Fannie Mae Pool #CB7118 6.00% 9/1/2053 (a)	48,343	49,912
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	12,720	13,065
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	9,777	10,022
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (a)	29,281	30,308
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (a)	7,524	7,838
Fannie Mae Pool #FS7063 3.00% 10/1/2053 (a)	2,237	1,967
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	15,832	14,943
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (a)	827	804
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	1,585	1,604
Fannie Mae Pool #CB7339 6.00% 10/1/2053 (a)	143,880	147,864
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	39,369	40,340
The Bond Fund of America — Page 15 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (a)	USD33,253	$34,109
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (a)	80	82
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	5,317	5,516
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (a)	29,684	29,569
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	57,015	57,662
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	28,267	28,620
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	18,126	18,568
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	13,576	13,946
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	9,581	9,842
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (a)	878	902
Fannie Mae Pool #DA2723 6.00% 11/1/2053 (a)	29	30
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	9,354	9,742
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	6,826	7,093
Fannie Mae Pool #FS7979 2.00% 12/1/2053 (a)	1,564	1,264
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	7,571	7,659
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	626	634
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	30,427	31,176
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (a)	34,063	35,317
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	5,415	5,640
Fannie Mae Pool #DB0012 2.50% 1/1/2054 (a)	46	39
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	43,080	44,228
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	24,746	25,335
Fannie Mae Pool #DA9344 6.00% 1/1/2054 (a)	8,508	8,716
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	53,124	54,960
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	33,856	35,365
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,041	1,085
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	1,140	1,077
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	23,574	22,965
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (a)	3,456	3,436
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	8,069	8,157
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	2,078	2,103
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	27,141	27,857
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (a)	16,725	17,138
Fannie Mae Pool #FS7221 6.00% 2/1/2054 (a)	12,812	13,218
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	10,168	10,490
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (a)	7,601	7,779
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	39,336	40,716
Fannie Mae Pool #DA7883 6.50% 2/1/2054 (a)	1,610	1,669
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	1,001	1,043
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	4,664	4,400
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (a)	13,061	12,716
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	29,399	29,766
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	23,996	24,330
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	21,836	22,063
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	12,188	12,317
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	25,397	26,204
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	20,911	21,575
Fannie Mae Pool #DA9098 6.00% 3/1/2054 (a)	6,563	6,733
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	4,533	4,645
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	841	861
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (a)	260	266
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	6,623	6,930
Fannie Mae Pool #DB1300 5.50% 4/1/2054 (a)	22,223	22,590
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	11,594	11,719
The Bond Fund of America — Page 16 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (a)	USD2,566	$2,597
Fannie Mae Pool #DA8433 5.50% 4/1/2054 (a)	2,102	2,137
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	658	668
Fannie Mae Pool #CB8385 6.00% 4/1/2054 (a)	92,536	95,054
Fannie Mae Pool #DB1299 6.00% 4/1/2054 (a)	15,501	15,979
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	2,580	2,693
Fannie Mae Pool #DB3283 2.50% 5/1/2054 (a)	68	58
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (a)	53,663	54,613
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (a)	5,303	5,368
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,653	1,690
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (a)	59	61
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (a)	22,366	23,323
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	42,154	42,588
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	16,448	16,714
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	21,419	22,098
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	11,961	12,283
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	8,855	9,064
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	777	797
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	700	722
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	15,405	15,954
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	8,769	9,180
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	2,319	2,403
Fannie Mae Pool #FS8138 6.50% 6/1/2054 (a)	83	87
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	43,639	44,194
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	33,830	34,259
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	14,977	15,123
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	10,871	11,060
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	41,666	42,882
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	32,388	33,128
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	23,698	24,337
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	16,261	16,778
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	7,234	7,407
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	5,466	5,597
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	4,298	4,408
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	3,929	4,054
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	1,612	1,647
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (a)	998	1,021
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (a)	570	583
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	565	581
Fannie Mae Pool #DB4425 6.00% 7/1/2054 (a)	143	146
Fannie Mae Pool #DB2535 6.00% 7/1/2054 (a)	57	59
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (a)	22	22
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	28,964	29,987
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	23,674	24,681
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	11,719	12,182
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	11,293	11,769
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	5,590	5,825
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	4,310	4,491
Fannie Mae Pool #DB8661 6.50% 7/1/2054 (a)	1,999	2,068
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	12,535	12,467
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	8,481	8,583
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	37,489	38,346
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	6,902	7,068
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (a)	6,663	6,832
The Bond Fund of America — Page 17 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	USD5,039	$5,155
Fannie Mae Pool #DB2588 6.00% 8/1/2054 (a)	4,560	4,665
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	4,536	4,644
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	3,919	4,034
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (a)	3,170	3,244
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	2,284	2,341
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,868	1,914
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,548	1,593
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	1,026	1,050
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	299	308
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	248	255
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	236	243
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (a)	28	28
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	16,758	17,463
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	14,725	15,340
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	2,272	2,364
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	29,259	29,546
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	23,163	23,415
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	22,063	22,433
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	20,345	20,600
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	5,597	5,654
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	8	8
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (a)	11,105	11,413
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	4,304	4,402
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	4,001	4,116
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (a)	4,004	4,095
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	2,212	2,262
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (a)	2,123	2,173
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	1,272	1,307
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (a)	434	444
Fannie Mae Pool #DC1576 6.50% 9/1/2054 (a)	1,483	1,534
Fannie Mae Pool #DC3061 6.50% 9/1/2054 (a)	1,199	1,251
Fannie Mae Pool #DC5604 5.50% 10/1/2054 (a)	1,143	1,154
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	12,704	13,039
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	6,558	6,710
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (a)	1,424	1,457
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (a)	27,294	28,383
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	3,077	3,218
Fannie Mae Pool #DC3044 6.50% 10/1/2054 (a)	1,689	1,749
Fannie Mae Pool #DC2101 4.00% 11/1/2054 (a)	264	249
Fannie Mae Pool #CB9456 4.50% 11/1/2054 (a)	931	904
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	81,908	81,317
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	40,524	40,905
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	18,237	18,462
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	32,705	33,621
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (a)	3,274	3,349
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	2,927	2,995
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	874	894
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (a)	59	60
Fannie Mae Pool #CB9523 6.50% 11/1/2054 (a)	54,429	56,726
Fannie Mae Pool #DC5689 6.50% 11/1/2054 (a)	2,202	2,280
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	1,422	1,382
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	528	512
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (a)	364	355
The Bond Fund of America — Page 18 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	USD83,046	$82,447
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	14,497	14,424
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (a)	27,573	27,911
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	14,184	14,358
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	11,184	11,321
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (a)	9,651	9,769
Fannie Mae Pool #DC8823 5.50% 12/1/2054 (a)	25	26
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	55,764	57,015
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	32,271	33,248
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	7,896	8,074
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	2,721	2,782
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (a)	2,339	2,401
Fannie Mae Pool #DC9238 6.00% 12/1/2054 (a)	1,281	1,311
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	1,150	1,176
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (a)	496	517
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	42,825	41,573
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	25,895	25,764
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	15,974	16,130
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (a)	8,484	8,605
Fannie Mae Pool #DC9986 5.50% 1/1/2055 (a)	476	480
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	23,085	23,610
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (a)	12,657	12,988
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	7,321	7,486
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (a)	1,567	1,603
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (a)	565	577
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (a)	307	314
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (a)	125	128
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (a)	10,505	10,933
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (a)	6,428	6,653
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (a)	7,879	7,649
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	72,687	73,353
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	93,013	95,122
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (a)	507	519
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (a)	114	117
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (a)	92	94
Fannie Mae Pool #DD3319 6.50% 2/1/2055 (a)	2,451	2,555
Fannie Mae Pool #DD1805 6.50% 2/1/2055 (a)	1,554	1,611
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (a)	926	974
Fannie Mae Pool #BV1604 6.50% 2/1/2055 (a)	582	602
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	16,398	15,465
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	28,639	27,795
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	4,163	4,201
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	42,799	43,770
Fannie Mae Pool #DD4251 6.00% 3/1/2055 (a)	1,346	1,377
Fannie Mae Pool #DD6722 6.00% 3/1/2055 (a)	1,116	1,142
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	690	705
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (a)	40	40
Fannie Mae Pool #DD5571 6.50% 3/1/2055 (a)	3,778	3,917
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	22,588	21,303
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	30,253	29,362
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	72,285	73,896
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	11,333	11,588
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	8,631	8,826
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (a)	2,990	3,058
The Bond Fund of America — Page 19 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (a)	USD1,991	$2,037
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (a)	1,944	1,988
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (a)	85	87
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (a)	69	71
Fannie Mae Pool #DD4960 6.50% 4/1/2055 (a)	5,458	5,646
Fannie Mae Pool #DD8791 6.50% 4/1/2055 (a)	1,376	1,440
Fannie Mae Pool #DD9269 6.50% 4/1/2055 (a)	1,315	1,362
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (a)	5,982	5,642
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	6,828	6,777
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (a)	166,468	167,954
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	106,843	109,224
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	7,018	7,191
Fannie Mae Pool #DD8064 6.00% 5/1/2055 (a)	2,889	2,954
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (a)	996	1,019
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (a)	961	984
Fannie Mae Pool #DD6105 6.00% 5/1/2055 (a)	841	860
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (a)	41	42
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	3,593	3,566
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	83,318	84,062
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (a)	4,250	4,290
Fannie Mae Pool #BV1863 6.00% 6/1/2055 (a)	18,462	18,885
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (a)	1,995	2,041
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (a)	936	957
Fannie Mae Pool #DD9649 6.00% 6/1/2055 (a)	874	894
Fannie Mae Pool #DE0618 6.00% 6/1/2055 (a)	125	127
Fannie Mae Pool #DD7099 6.00% 6/1/2055 (a)	18	18
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	59,980	61,317
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (a)	39,338	40,215
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (a)	2,352	2,406
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (a)	456	466
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	168	172
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	40,380	40,741
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	33,584	34,130
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	28,420	29,053
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	23,833	24,585
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (a)	13,747	14,294
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	19,741	18,679
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (a)	12,435	11,308
Fannie Mae Pool #BF0299 3.50% 8/1/2058 (a)	19,422	17,638
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	30,166	27,395
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	21,913	19,897
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	46,505	42,225
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	29,922	27,169
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40,027	35,034
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	20,059	16,388
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (a)	19,437	16,698
Fannie Mae Pool #BF0563 4.00% 9/1/2061 (a)	8,749	8,332
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	6,649	6,458
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	32,123	27,596
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	44,726	40,222
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	33,649	30,260
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	25,519	23,923
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028 (a)(d)	112	19
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (a)	37	40
The Bond Fund of America — Page 20 of 118

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (a)	USD189	$191
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (a)	67	67
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	391	410
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	537	550
Fannie Mae, Series 2002-W1, Class 2A, 4.409% 2/25/2042 (a)(c)	469	471
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.556% 12/25/2026 (a)(c)	6	6
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2/25/2029 (a)	398	390
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.747% 8/25/2030 (a)(c)	3,050	2,991
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (a)(c)	8,000	8,008
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (a)	103	100
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (a)	224	195
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (a)	71	65
Freddie Mac Pool #ZS8948 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8801 6.50% 3/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA1940 6.50% 4/1/2026 (a)	1	1
Freddie Mac Pool #ZA1955 6.50% 9/1/2026 (a)	1	1
Freddie Mac Pool #ZA1959 6.50% 10/1/2026 (a)	1	1
Freddie Mac Pool #ZA0583 6.50% 3/1/2029 (a)	— (b)	— (b)
Freddie Mac Pool #D98356 4.50% 5/1/2030 (a)	28	28
Freddie Mac Pool #ZT0799 5.00% 9/1/2031 (a)	1	1
Freddie Mac Pool #A15120 5.50% 10/1/2033 (a)	2	2
Freddie Mac Pool #G30911 4.00% 3/1/2036 (a)	1,942	1,924
Freddie Mac Pool #K93532 4.00% 4/1/2036 (a)	614	603
Freddie Mac Pool #C91883 4.00% 6/1/2036 (a)	247	245
Freddie Mac Pool #A56076 5.50% 1/1/2037 (a)	6	6
Freddie Mac Pool #C91917 3.00% 2/1/2037 (a)	309	293
Freddie Mac Pool #G04804 4.50% 5/1/2037 (a)	810	818
Freddie Mac Pool #C91948 4.00% 7/1/2037 (a)	2,161	2,133
Freddie Mac Pool #ZS1566 6.50% 8/1/2037 (a)	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037 (a)	2	2
Freddie Mac Pool #G08248 5.50% 2/1/2038 (a)	23	24
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (a)	33,500	31,818
Freddie Mac Pool #G05196 5.50% 10/1/2038 (a)	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038 (a)	1	1
Freddie Mac Pool #A87873 5.00% 8/1/2039 (a)	1,536	1,567
Freddie Mac Pool #G06020 5.50% 12/1/2039 (a)	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040 (a)	8	9
Freddie Mac Pool #G05937 4.50% 8/1/2040 (a)	3,398	3,412
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (a)	3,411	2,966
Freddie Mac Pool #A93948 4.50% 9/1/2040 (a)	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	5,080	4,382
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (a)	14,955	12,930
Freddie Mac Pool #G06868 4.50% 4/1/2041 (a)	4	4
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (a)	22,987	20,026
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	9,136	7,948
Freddie Mac Pool #G06648 5.00% 6/1/2041 (a)	461	472
Freddie Mac Pool #Q01658 5.00% 6/1/2041 (a)	135	137
Freddie Mac Pool #G06841 5.50% 6/1/2041 (a)	12	12
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	87,635	75,759
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (a)	64,641	56,275
Freddie Mac Pool #Q01992 4.50% 7/1/2041 (a)	23	23
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	136,534	118,636
Freddie Mac Pool #Q02705 4.50% 8/1/2041 (a)	1,674	1,675
Freddie Mac Pool #G06956 4.50% 8/1/2041 (a)	379	379
The Bond Fund of America — Page 21 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06769 4.50% 8/1/2041 (a)	USD153	$153
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	17,528	15,259
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	10,194	8,830
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	53,487	46,298
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	13,274	11,481
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	28,527	24,651
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	5,962	5,153
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	22	21
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	433	410
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	580	550
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	445	420
Freddie Mac Pool #Q22946 4.00% 11/1/2043 (a)	3,326	3,222
Freddie Mac Pool #RB5297 6.50% 5/1/2044 (a)	468	485
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	2,253	2,125
Freddie Mac Pool #760012 5.121% 4/1/2045 (a)(c)	355	359
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(c)	247	248
Freddie Mac Pool #G60138 3.50% 8/1/2045 (a)	438	413
Freddie Mac Pool #760014 4.639% 8/1/2045 (a)(c)	1,379	1,378
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	10,610	9,992
Freddie Mac Pool #G60344 4.00% 12/1/2045 (a)	8,164	7,910
Freddie Mac Pool #T65375 3.50% 7/1/2046 (a)	87	80
Freddie Mac Pool #Q42034 4.50% 7/1/2046 (a)	88	88
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	3,969	3,721
Freddie Mac Pool #Q42633 4.50% 8/1/2046 (a)	247	244
Freddie Mac Pool #Q43312 4.50% 9/1/2046 (a)	408	406
Freddie Mac Pool #Q43461 4.50% 10/1/2046 (a)	232	232
Freddie Mac Pool #Q44689 4.50% 12/1/2046 (a)	344	338
Freddie Mac Pool #760015 3.726% 1/1/2047 (a)(c)	1,529	1,494
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	840	776
Freddie Mac Pool #Q47620 4.00% 4/1/2047 (a)	5,687	5,506
Freddie Mac Pool #Q47828 4.50% 5/1/2047 (a)	240	235
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (a)	57	54
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	844	778
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	1,187	1,105
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (a)	5,408	5,186
Freddie Mac Pool #G61733 3.00% 12/1/2047 (a)	3,922	3,563
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (a)	6,551	6,104
Freddie Mac Pool #G08793 4.00% 12/1/2047 (a)	2,425	2,335
Freddie Mac Pool #Q52596 4.50% 12/1/2047 (a)	1,205	1,191
Freddie Mac Pool #G67709 3.50% 3/1/2048 (a)	19,256	18,009
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	827	772
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	818	759
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	686	638
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	554	519
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	524	490
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	394	367
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	363	338
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	233	218
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	216	201
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	18,132	17,480
Freddie Mac Pool #G08805 4.00% 3/1/2048 (a)	860	828
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	160	149
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	424	406
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	308	297
The Bond Fund of America — Page 22 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	USD175	$168
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	464	434
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	253	237
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	156	145
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	625	602
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	298	294
Freddie Mac Pool #G61628 3.50% 9/1/2048 (a)	105	98
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	2,208	2,186
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	1,081	1,071
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	704	694
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,770	4,719
Freddie Mac Pool #ZA5889 4.00% 11/1/2048 (a)	1,340	1,288
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	2,518	2,355
Freddie Mac Pool #QA1885 3.50% 8/1/2049 (a)	3,658	3,402
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	742	693
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (a)	48,161	45,045
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	6,292	5,899
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	6,054	5,675
Freddie Mac Pool #QA4692 3.00% 11/1/2049 (a)	15,325	13,793
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (a)	6,202	5,589
Freddie Mac Pool #SD0185 3.00% 12/1/2049 (a)	3,756	3,365
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (a)	17,778	16,591
Freddie Mac Pool #SD0234 3.00% 1/1/2050 (a)	22,886	20,488
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	10,209	9,207
Freddie Mac Pool #RA2319 3.00% 3/1/2050 (a)	16,412	14,590
Freddie Mac Pool #SD7517 3.00% 5/1/2050 (a)	23,706	21,263
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (a)	151	128
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (a)	31,720	27,329
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (a)	107	90
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (a)	119	100
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	2,133	1,894
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (a)	118	99
Freddie Mac Pool #QB2781 2.50% 9/1/2050 (a)	16	13
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	9,014	7,995
Freddie Mac Pool #QB3931 2.00% 10/1/2050 (a)	1,429	1,157
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (a)	1,374	1,112
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	19,654	16,956
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (a)	591	499
Freddie Mac Pool #QB5184 2.50% 10/1/2050 (a)	35	29
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	13,809	11,247
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (a)	7,007	5,668
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (a)	6,983	5,649
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	6,914	5,594
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (a)	25,170	21,441
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	8,874	7,548
Freddie Mac Pool #RA3932 2.50% 11/1/2050 (a)	1,170	1,003
Freddie Mac Pool #RA3934 2.50% 11/1/2050 (a)	555	472
Freddie Mac Pool #QB5608 2.50% 11/1/2050 (a)	442	377
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (a)	124	105
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (a)	91	77
Freddie Mac Pool #QB5200 2.50% 11/1/2050 (a)	51	43
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	1,993	1,608
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (a)	914	744
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	699	564
The Bond Fund of America — Page 23 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	USD360	$291
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (a)	21,644	18,284
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (a)	40	34
Freddie Mac Pool #RA4223 3.00% 12/1/2050 (a)	5,605	4,930
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	4,091	3,311
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (a)	3,084	2,489
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	1,597	1,304
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (a)	851	687
Freddie Mac Pool #QB7396 2.00% 1/1/2051 (a)	145	117
Freddie Mac Pool #RA4410 2.50% 1/1/2051 (a)	1,697	1,445
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (a)	816	694
Freddie Mac Pool #QB7854 2.50% 1/1/2051 (a)	292	248
Freddie Mac Pool #RA4351 2.50% 1/1/2051 (a)	88	75
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (a)	3,013	2,467
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	662	539
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (a)	152	123
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (a)	44	35
Freddie Mac Pool #SD7535 2.50% 2/1/2051 (a)	3,584	3,087
Freddie Mac Pool #RA4530 2.50% 2/1/2051 (a)	960	810
Freddie Mac Pool #RA4561 2.50% 2/1/2051 (a)	908	766
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (a)	157	133
Freddie Mac Pool #SD8129 2.50% 2/1/2051 (a)	143	122
Freddie Mac Pool #RA4658 3.00% 2/1/2051 (a)	32,124	28,743
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	56,813	46,202
Freddie Mac Pool #SD0552 2.00% 3/1/2051 (a)	524	424
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	1,905	1,607
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (a)	1,143	964
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (a)	103,062	86,938
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (a)	1,907	1,612
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (a)	486	410
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (a)	290	245
Freddie Mac Pool #SD0975 2.50% 4/1/2051 (a)	201	169
Freddie Mac Pool #QC1084 2.50% 4/1/2051 (a)	75	64
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	21,757	17,807
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (a)	7,722	6,232
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	2,949	2,380
Freddie Mac Pool #RA5258 2.00% 5/1/2051 (a)	367	299
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,195	3,573
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (a)	782	660
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (a)	495	420
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	20	17
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	5,563	4,932
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (a)	13,839	11,864
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (a)	11,018	9,295
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	126	106
Freddie Mac Pool #QC2992 2.50% 6/1/2051 (a)	58	49
Freddie Mac Pool #QC4006 2.50% 6/1/2051 (a)	40	33
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (a)	37,093	31,290
Freddie Mac Pool #SD4075 2.50% 7/1/2051 (a)	13,853	11,686
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (a)	13,353	11,376
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (a)	781	662
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (a)	171	145
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	70,080	62,955
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (a)	765	621
The Bond Fund of America — Page 24 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC5125 2.00% 8/1/2051 (a)	USD227	$185
Freddie Mac Pool #QC5206 2.50% 8/1/2051 (a)	217	183
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (a)	324	285
Freddie Mac Pool #QC9779 2.00% 9/1/2051 (a)	714	576
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (a)	65,575	56,067
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	56,155	48,369
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	19,764	16,672
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (a)	2,434	2,053
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	851	718
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (a)	801	675
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (a)	560	473
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (a)	403	341
Freddie Mac Pool #QC6821 2.50% 9/1/2051 (a)	374	316
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (a)	177	149
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	7,904	6,951
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	5,447	4,831
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (a)	3,651	3,213
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	3,550	3,175
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	644	571
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (a)	730	592
Freddie Mac Pool #QC8300 2.00% 10/1/2051 (a)	708	575
Freddie Mac Pool #RA5715 2.00% 10/1/2051 (a)	394	320
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (a)	31,596	26,699
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (a)	26,922	22,738
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,545	2,147
Freddie Mac Pool #RA6132 2.50% 10/1/2051 (a)	977	829
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (a)	147	124
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (a)	22,312	19,938
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	15,360	13,618
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	8,592	6,977
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	4,127	3,341
Freddie Mac Pool #QD2129 2.00% 11/1/2051 (a)	522	424
Freddie Mac Pool #SD8177 2.00% 11/1/2051 (a)	303	246
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	12,010	10,345
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	9,349	8,031
Freddie Mac Pool #QD2128 2.50% 11/1/2051 (a)	38	32
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (a)	6,815	6,004
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	6,045	5,361
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (a)	1,192	1,050
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (a)	27,841	22,571
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	1,990	1,614
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (a)	967	781
Freddie Mac Pool #QD2074 2.00% 12/1/2051 (a)	160	129
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (a)	7,155	6,127
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (a)	584	493
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (a)	375	317
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	332	280
Freddie Mac Pool #SD2101 2.50% 12/1/2051 (a)	233	198
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (a)	122	103
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	4,059	3,579
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (a)	665	585
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	18,006	14,531
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (a)	876	707
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (a)	792	639
The Bond Fund of America — Page 25 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA6694 2.00% 1/1/2052 (a)	USD403	$327
Freddie Mac Pool #QD3751 2.00% 1/1/2052 (a)	383	309
Freddie Mac Pool #SD8188 2.00% 1/1/2052 (a)	309	250
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (a)	19,760	16,767
Freddie Mac Pool #QD5941 2.50% 1/1/2052 (a)	1,362	1,167
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	975	824
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (a)	393	332
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (a)	91	77
Freddie Mac Pool #RA7263 2.50% 1/1/2052 (a)	61	52
Freddie Mac Pool #QD5570 2.50% 1/1/2052 (a)	51	43
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (a)	36,233	32,364
Freddie Mac Pool #QD5189 3.00% 1/1/2052 (a)	13,444	11,843
Freddie Mac Pool #QD3812 3.00% 1/1/2052 (a)	5,942	5,231
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (a)	1,499	1,329
Freddie Mac Pool #RA6605 3.00% 1/1/2052 (a)	295	259
Freddie Mac Pool #QD7321 3.50% 1/1/2052 (a)	149	137
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (a)	23,249	18,762
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	15,292	12,340
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	7,730	6,238
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	6,769	5,462
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (a)	5,016	4,048
Freddie Mac Pool #QD7191 2.00% 2/1/2052 (a)	3,917	3,169
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	3,581	2,900
Freddie Mac Pool #QD8041 2.00% 2/1/2052 (a)	3,281	2,656
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	2,088	1,685
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	1,993	1,615
Freddie Mac Pool #RA7467 2.00% 2/1/2052 (a)	654	530
Freddie Mac Pool #SD0933 2.00% 2/1/2052 (a)	596	481
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	462	374
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	455	368
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (a)	53	43
Freddie Mac Pool #SD0881 2.50% 2/1/2052 (a)	12,548	10,725
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (a)	874	741
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (a)	725	612
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (a)	37	31
Freddie Mac Pool #RA6806 3.00% 2/1/2052 (a)	8,198	7,210
Freddie Mac Pool #RA6702 3.00% 2/1/2052 (a)	382	336
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	21,042	19,588
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	4,228	3,894
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	254,815	206,513
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (a)	24,363	19,714
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (a)	11,984	9,671
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	3,813	3,089
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (a)	974	788
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	945	766
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	911	737
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	843	682
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	507	410
Freddie Mac Pool #QE2318 2.00% 3/1/2052 (a)	101	82
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (a)	2,372	2,037
Freddie Mac Pool #QD8966 2.50% 3/1/2052 (a)	816	691
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	117	99
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (a)	96	81
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (a)	89	75
The Bond Fund of America — Page 26 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA7020 2.50% 3/1/2052 (a)	USD70	$60
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	27,600	24,689
Freddie Mac Pool #QD8337 3.00% 3/1/2052 (a)	4,030	3,550
Freddie Mac Pool #QD9030 3.50% 3/1/2052 (a)	646	593
Freddie Mac Pool #QD8208 3.50% 3/1/2052 (a)	34	31
Freddie Mac Pool #QD9527 4.00% 3/1/2052 (a)	11	11
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	3,159	2,554
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	1,157	936
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (a)	1,024	829
Freddie Mac Pool #QE4412 2.00% 4/1/2052 (a)	94	76
Freddie Mac Pool #QE0024 2.00% 4/1/2052 (a)	61	50
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	23,880	20,528
Freddie Mac Pool #SD6089 2.50% 4/1/2052 (a)	6,305	5,347
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (a)	6,010	5,092
Freddie Mac Pool #SD6081 2.50% 4/1/2052 (a)	4,512	3,812
Freddie Mac Pool #QD9578 2.50% 4/1/2052 (a)	3,372	2,858
Freddie Mac Pool #QE0374 2.50% 4/1/2052 (a)	2,277	1,929
Freddie Mac Pool #QE0799 2.50% 4/1/2052 (a)	1,665	1,406
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (a)	1,563	1,323
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (a)	1,320	1,115
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (a)	1,069	903
Freddie Mac Pool #QE5290 2.50% 4/1/2052 (a)	925	780
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	923	778
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	594	505
Freddie Mac Pool #QD9911 2.50% 4/1/2052 (a)	161	136
Freddie Mac Pool #QD9587 3.00% 4/1/2052 (a)	2,150	1,892
Freddie Mac Pool #QE0660 3.00% 4/1/2052 (a)	998	879
Freddie Mac Pool #QE0764 3.00% 4/1/2052 (a)	212	187
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (a)	424	388
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (a)	4,835	4,083
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	2,071	1,749
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (a)	418	353
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	45	38
Freddie Mac Pool #8D0226 2.545% 5/1/2052 (a)(c)	7,962	7,309
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	393,717	346,852
Freddie Mac Pool #QE5296 3.00% 5/1/2052 (a)	166	146
Freddie Mac Pool #QE5589 3.50% 5/1/2052 (a)	648	593
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	536	490
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	25,429	20,628
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (a)	4,694	3,802
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	826	697
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	323	274
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	185,058	162,852
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	31,261	27,492
Freddie Mac Pool #SD1844 3.00% 6/1/2052 (a)	102	91
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (a)	49	44
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (a)	37,094	35,631
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	21,213	20,683
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (a)	112	112
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (a)	428	346
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (a)	848	715
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (a)	804	680
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (a)	365	308
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	46	39
The Bond Fund of America — Page 27 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	USD7,188	$6,322
Freddie Mac Pool #QE8121 3.00% 7/1/2052 (a)	6,207	5,462
Freddie Mac Pool #SD4673 3.00% 7/1/2052 (a)	1,559	1,372
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	4,902	4,634
Freddie Mac Pool #QE8533 4.00% 7/1/2052 (a)	197	186
Freddie Mac Pool #QE5750 5.00% 7/1/2052 (a)	26,588	26,520
Freddie Mac Pool #QE6185 5.00% 7/1/2052 (a)	685	683
Freddie Mac Pool #RA7618 5.00% 7/1/2052 (a)	333	333
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	421	341
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,714	1,448
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	25,810	22,951
Freddie Mac Pool #SL1039 3.00% 8/1/2052 (a)	12,960	11,398
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	571	502
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	106	93
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (a)	741	701
Freddie Mac Pool #QE9260 4.00% 8/1/2052 (a)	241	228
Freddie Mac Pool #RA7772 4.00% 8/1/2052 (a)	152	144
Freddie Mac Pool #QE7412 4.00% 8/1/2052 (a)	92	87
Freddie Mac Pool #QE7539 4.50% 8/1/2052 (a)	5,923	5,774
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	504	494
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (a)	27	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052 (a)	189	192
Freddie Mac Pool #QF0977 2.00% 9/1/2052 (a)	246	199
Freddie Mac Pool #SD7060 2.00% 9/1/2052 (a)	96	78
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (a)	99	84
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	9,970	8,774
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (a)	646	569
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (a)	289	274
Freddie Mac Pool #RA7918 4.00% 9/1/2052 (a)	289	273
Freddie Mac Pool #QF0666 4.00% 9/1/2052 (a)	220	208
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	2,261	2,205
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	557	545
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	334	325
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	8,119	8,107
Freddie Mac Pool #QF2693 2.00% 10/1/2052 (a)	951	767
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	847	716
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (a)	5,263	4,975
Freddie Mac Pool #QF2221 4.00% 10/1/2052 (a)	3,868	3,653
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	448	423
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (a)	236	223
Freddie Mac Pool #QF1254 4.50% 10/1/2052 (a)	8,842	8,621
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	3,286	3,204
Freddie Mac Pool #SD8257 4.50% 10/1/2052 (a)	3,000	2,925
Freddie Mac Pool #QF2368 4.50% 10/1/2052 (a)	2,472	2,413
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	225	219
Freddie Mac Pool #QF2009 4.50% 10/1/2052 (a)	182	177
Freddie Mac Pool #QF1352 5.00% 10/1/2052 (a)	22,042	21,977
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	40,474	41,142
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (a)	674	569
Freddie Mac Pool #SD7486 2.50% 11/1/2052 (a)	202	171
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (a)	82,144	78,775
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (a)	28,451	27,385
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	4,000	3,900
Freddie Mac Pool #QF2960 4.50% 11/1/2052 (a)	2,717	2,646
The Bond Fund of America — Page 28 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	USD50,852	$51,517
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,509	2,208
Freddie Mac Pool #SD8272 3.00% 12/1/2052 (a)	848	746
Freddie Mac Pool #QF5344 3.00% 12/1/2052 (a)	450	396
Freddie Mac Pool #SD2066 4.00% 12/1/2052 (a)	1,822	1,721
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	78,001	77,771
Freddie Mac Pool #QF4623 5.00% 12/1/2052 (a)	75,592	75,365
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (a)	9,292	9,397
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (a)	9,138	9,425
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (a)	363	319
Freddie Mac Pool #SD8286 4.00% 1/1/2053 (a)	10,565	9,985
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	19,308	18,819
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	1,361	1,357
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	34,246	35,166
Freddie Mac Pool #RA8423 6.00% 1/1/2053 (a)	21,933	22,630
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (a)	347	358
Freddie Mac Pool #SD2246 6.00% 1/1/2053 (a)	54	56
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (a)	971	854
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	1,710	1,615
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	18,115	18,060
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	69,273	70,273
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	4,903	4,965
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (a)	4,053	4,107
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (a)	751	760
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (a)	442	448
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	14,629	15,020
Freddie Mac Pool #SD2618 6.00% 2/1/2053 (a)	13	13
Freddie Mac Pool #QF9463 4.00% 3/1/2053 (a)	146	138
Freddie Mac Pool #SD8306 4.50% 3/1/2053 (a)	350	340
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	18,999	19,237
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (a)	7,513	7,606
Freddie Mac Pool #QG0719 4.00% 4/1/2053 (a)	2,623	2,475
Freddie Mac Pool #QG2329 4.00% 4/1/2053 (a)	143	135
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	16,098	16,099
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	3,168	3,148
Freddie Mac Pool #QG0749 5.00% 4/1/2053 (a)	2,344	2,330
Freddie Mac Pool #QG1829 5.00% 4/1/2053 (a)	268	266
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	29,224	29,598
Freddie Mac Pool #QG1266 5.50% 4/1/2053 (a)	116	117
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	408	385
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	226	220
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	28,479	28,312
Freddie Mac Pool #QG3743 5.00% 5/1/2053 (a)	4,373	4,356
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	99,349	100,635
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	51,223	51,886
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (a)	5,816	5,895
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	3,325	3,378
Freddie Mac Pool #QG1719 5.50% 5/1/2053 (a)	45	46
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	98,930	101,535
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	16,153	16,593
Freddie Mac Pool #SD3214 4.00% 6/1/2053 (a)	18,204	17,198
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	11,251	10,616
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (a)	11,138	10,851
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	8,790	8,761
The Bond Fund of America — Page 29 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG4778 5.00% 6/1/2053 (a)	USD270	$269
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	111,167	112,518
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	13,358	13,525
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (a)	7,156	7,246
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	6,982	7,104
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (a)	30	30
Freddie Mac Pool #QG3775 5.50% 6/1/2053 (a)	19	19
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	57,160	58,652
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (a)	45,840	47,058
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (a)	20,402	20,928
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	16,431	16,952
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	14,370	14,730
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	9,786	10,097
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	8,011	8,330
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	2,872	2,947
Freddie Mac Pool #QG4096 6.00% 6/1/2053 (a)	461	473
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	6,487	6,758
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	5,771	6,011
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	5,409	5,686
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	5,304	5,579
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	3,726	3,923
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	2,896	3,037
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	1,806	1,873
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	1,586	1,688
Freddie Mac Pool #QG9079 5.00% 7/1/2053 (a)	2,301	2,294
Freddie Mac Pool #QG7072 5.00% 7/1/2053 (a)	1,558	1,550
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	389	388
Freddie Mac Pool #QG6394 5.00% 7/1/2053 (a)	209	207
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	45,426	45,940
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	8,195	8,310
Freddie Mac Pool #SD3434 6.00% 7/1/2053 (a)	21,206	21,768
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	16,274	16,684
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (a)	4,757	4,900
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	595	616
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	4,675	4,413
Freddie Mac Pool #SD4999 5.00% 8/1/2053 (a)	5,557	5,538
Freddie Mac Pool #QG9140 5.00% 8/1/2053 (a)	267	266
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (a)	4,710	4,787
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (a)	75,106	77,180
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	526	540
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	58,733	59,362
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	30,446	31,465
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (a)	11,227	11,549
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	3,352	3,436
Freddie Mac Pool #SD3859 6.50% 9/1/2053 (a)	15,405	16,068
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	81,226	71,558
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	8,822	7,772
Freddie Mac Pool #SL1763 3.00% 10/1/2053 (a)	58	51
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (a)	5,887	5,867
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	24,877	25,172
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	76,192	78,071
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	6,616	6,787
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	7,040	7,288
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (a)	291	274
The Bond Fund of America — Page 30 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (a)	USD5,565	$5,407
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	93,452	93,090
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	7,906	8,001
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	19,150	19,634
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	9,751	10,127
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	1,112	1,050
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	78,120	80,127
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (a)	10,835	11,124
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (a)	8,528	8,799
Freddie Mac Pool #QH5945 6.50% 12/1/2053 (a)	22,540	23,394
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (a)	44	45
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	5,212	4,219
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (a)	178	144
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (a)	2,283	1,928
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (a)	48,434	47,139
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	51,963	53,362
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	27,163	27,836
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	4,730	4,904
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	1,122	1,169
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	522	541
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	1,345	1,269
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	10,511	10,623
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	26,105	26,788
Freddie Mac Pool #SD4896 6.00% 2/1/2054 (a)	15,628	16,040
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	11,809	12,085
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	6,810	7,016
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,612	4,725
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	34,339	35,780
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	14,624	15,171
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	59,114	59,725
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	28,826	29,252
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (a)	47,006	48,440
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	6,072	6,220
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	4,931	5,109
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	18,674	18,982
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	5,588	5,645
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	40,806	42,031
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (a)	26,731	27,580
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	17,693	18,231
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (a)	12,848	13,220
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	362	373
Freddie Mac Pool #RJ1879 6.00% 4/1/2054 (a)	207	212
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	9,627	10,072
Freddie Mac Pool #QI2664 6.50% 4/1/2054 (a)	6,510	6,747
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	2,057	2,133
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (a)	34,634	35,247
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (a)	16,023	16,297
Freddie Mac Pool #QI5369 5.50% 5/1/2054 (a)	10,972	11,082
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	5,696	5,757
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	63,232	64,988
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (a)	10,381	10,658
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6,806	6,965
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	439	453
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	58,423	60,712
The Bond Fund of America — Page 31 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	USD16,764	$17,459
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (a)	14,771	15,403
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (a)	5,634	5,871
Freddie Mac Pool #QI5490 6.50% 5/1/2054 (a)	3,981	4,118
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	4,418	4,397
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	53,009	53,811
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	7,886	8,014
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	37,221	38,331
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	30,754	31,582
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	26,280	27,140
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	327	335
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (a)	286	293
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	69,946	72,473
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (a)	33,767	35,288
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	24,996	25,976
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,518	4,707
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	619	647
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	38,619	38,997
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	16,614	16,824
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	11,387	11,519
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	63,972	65,684
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	49,081	50,860
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	22,691	23,249
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	15,104	15,453
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	9,707	9,955
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	6,561	6,720
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	4,130	4,259
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	634	650
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (a)	572	585
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	38,854	40,177
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	18,834	19,629
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	9,462	9,804
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	2,594	2,703
Freddie Mac Pool #QJ0141 6.50% 7/1/2054 (a)	1,644	1,708
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (a)	19	20
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	15,616	15,564
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (a)	13,537	13,524
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	9,991	9,930
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	6,429	6,402
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	47,597	48,173
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	29,980	30,311
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	27,457	27,777
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	10,627	10,802
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	4,853	4,914
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	37,641	38,596
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	17,953	18,395
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	12,877	13,170
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	5,279	5,403
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	3,777	3,897
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,420	2,489
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (a)	471	483
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (a)	63	65
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (a)	42	43
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	44,643	46,131
The Bond Fund of America — Page 32 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	USD39,168	$40,829
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	19,781	20,620
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	14,249	14,828
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	8,169	8,463
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	7,181	7,517
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,504	2,609
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	996	1,032
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	57,873	58,570
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	51,503	52,002
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	41,605	42,341
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	37,729	38,162
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (a)	12,355	12,488
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	11,233	11,348
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	8,157	8,294
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	35,621	36,738
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	8,471	8,687
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,611	4,746
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,278	4,414
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	4,072	4,211
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,611	2,676
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (a)	1,967	2,013
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	1,589	1,625
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (a)	995	1,019
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (a)	303	310
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	22,930	23,937
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	17,478	18,123
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	17,189	17,838
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (a)	9,446	9,785
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	8,484	8,815
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	7,119	7,420
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	6,017	6,233
Freddie Mac Pool #QJ3251 6.50% 9/1/2054 (a)	5,131	5,313
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	3,487	3,623
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,266	3,403
Freddie Mac Pool #QJ3540 6.50% 9/1/2054 (a)	1,243	1,289
Freddie Mac Pool #QJ6847 4.00% 10/1/2054 (a)	2,785	2,628
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	180	179
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	53,764	54,402
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	38,317	38,681
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (a)	59	60
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (a)	8,468	8,712
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (a)	983	1,006
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (a)	380	388
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (a)	26	26
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	42,435	44,000
Freddie Mac Pool #QJ7032 6.50% 10/1/2054 (a)	7,399	7,655
Freddie Mac Pool #QJ6336 6.50% 10/1/2054 (a)	250	260
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (a)	21,922	21,331
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	12,556	12,194
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	19,127	18,992
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	99	98
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	124,072	125,249
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (a)	27,315	27,596
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	4,262	4,309
The Bond Fund of America — Page 33 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QJ8904 5.50% 11/1/2054 (a)	USD277	$279
Freddie Mac Pool #QJ8523 5.50% 11/1/2054 (a)	40	41
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	9,799	10,023
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (a)	2,157	2,206
Freddie Mac Pool #SD8476 6.00% 11/1/2054 (a)	34	35
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	50,739	50,527
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	39,995	39,747
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	18,396	18,341
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	13,283	13,187
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	12,486	12,425
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	4,130	4,109
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (a)	21,887	22,156
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (a)	13,218	13,434
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6,591	6,651
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	898	909
Freddie Mac Pool #QJ9949 6.00% 12/1/2054 (a)	2,822	2,887
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	2,284	2,335
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (a)	2,274	2,333
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (a)	987	1,010
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	511	522
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (a)	28,912	29,275
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	19,838	20,020
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (a)	9,141	9,256
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (a)	43,554	44,857
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	26,360	26,959
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (a)	18,368	18,951
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (a)	13,056	13,442
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	4,998	5,112
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	2,849	2,915
Freddie Mac Pool #QX3511 6.00% 1/1/2055 (a)	2,464	2,519
Freddie Mac Pool #SD8503 4.00% 2/1/2055 (a)	3,630	3,424
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	19,060	18,503
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	12,436	12,346
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	50,796	51,262
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	46,596	47,674
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	14,632	15,097
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (a)	701	717
Freddie Mac Pool #QX5000 6.00% 2/1/2055 (a)	673	688
Freddie Mac Pool #QX6204 6.00% 2/1/2055 (a)	503	515
Freddie Mac Pool #QX5276 6.00% 2/1/2055 (a)	175	179
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	37	38
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	2,968	3,085
Freddie Mac Pool #SD8512 4.00% 3/1/2055 (a)	1,670	1,575
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	1,300	1,312
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	39,968	40,877
Freddie Mac Pool #QX8129 6.00% 3/1/2055 (a)	1,298	1,328
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (a)	997	1,031
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (a)	921	942
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (a)	494	506
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (a)	32	33
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	51,700	53,477
Freddie Mac Pool #QX8778 6.50% 3/1/2055 (a)	3,495	3,653
Freddie Mac Pool #QX9148 6.50% 3/1/2055 (a)	2,910	3,035
Freddie Mac Pool #QX9677 6.50% 3/1/2055 (a)	1,229	1,272
The Bond Fund of America — Page 34 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	USD590	$614
Freddie Mac Pool #SD8521 4.00% 4/1/2055 (a)	26,871	25,342
Freddie Mac Pool #QY0231 4.00% 4/1/2055 (a)	715	674
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	6,869	6,826
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	65,765	67,245
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	14,265	14,592
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (a)	10,941	11,191
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	4,716	4,825
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (a)	3,049	3,121
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (a)	1,938	1,987
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (a)	1,267	1,296
Freddie Mac Pool #QY0320 6.00% 4/1/2055 (a)	776	802
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (a)	649	664
Freddie Mac Pool #QY1065 6.00% 4/1/2055 (a)	595	609
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (a)	556	569
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (a)	540	552
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	88	90
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (a)	48	49
Freddie Mac Pool #QY2903 4.00% 5/1/2055 (a)	2,924	2,758
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	6,485	6,436
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	88,239	89,027
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (a)	11,278	11,378
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	34,014	34,772
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (a)	5,810	5,943
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (a)	1,996	2,042
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,523	1,557
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	1,384	1,415
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (a)	1,053	1,077
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (a)	998	1,021
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (a)	715	733
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	7,924	7,865
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	90,665	91,474
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (a)	2,993	3,062
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (a)	2,707	2,687
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	89,098	89,893
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	424,238	433,693
Freddie Mac Pool #QY8509 6.00% 7/1/2055 (a)	13,941	14,261
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	11,691	11,966
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (a)	9,774	9,998
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (a)	456	467
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (a)	26	26
Freddie Mac Pool #RQ0040 5.50% 8/1/2055 (a)	4,970	5,014
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	80,910	82,713
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	33,825	34,579
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	16,468	16,615
Freddie Mac, Series K-517, Class A2, 5.355% 1/25/2029 (a)(c)	9,918	10,321
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (a)	91	92
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (a)	2,069	1,940
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031 (a)	1,000	906
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (a)	7,924	7,128
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (a)	1,561	1,626
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (a)	1,106	1,148
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (a)	664	689
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026 (a)	400	397
The Bond Fund of America — Page 35 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028 (a)	USD3,000	$2,855
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028 (a)	172	172
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (a)(c)	1,680	1,680
Freddie Mac, Series K516, Class A2, Multi Family, 5.477% 1/25/2029 (a)	14,962	15,563
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (a)	2,113	1,995
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029 (a)	62	59
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (a)	23	21
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	116,127	117,701
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (a)	7,501	6,749
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (a)	7,984	7,155
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (a)	5,000	4,479
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (a)	3,551	3,195
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (a)(c)	24,842	25,043
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (a)	175	160
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (a)	173	141
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (a)	584	514
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (a)	51	46
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (a)	45	39
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	18,903	17,815
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (a)	2,763	2,598
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	4,909	4,305
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(c)	7,776	7,404
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	984	874
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	23,461	22,138
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	22,037	20,691
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	5,161	4,427
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(c)	7,290	6,607
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	4,527	4,129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (a)	3,807	3,681
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(c)	32,790	31,965
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	7,509	6,744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	2,541	2,281
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	938	911
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	2,136	1,909
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (a)	15,876	15,349
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	1,305	1,171
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	378	368
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	70,329	65,210
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	35,528	31,161
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	13,673	13,387
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10,861	10,640
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	38,805	37,101
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	19,225	18,358
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	27,199	26,390
Government National Mortgage Assn. 2.50% 10/1/2055 (a)(e)	20,156	17,356
Government National Mortgage Assn. 3.50% 10/1/2055 (a)(e)	16,712	15,240
Government National Mortgage Assn. 5.50% 10/1/2055 (a)(e)	28,458	28,674
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028 (a)	172	169
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035 (a)	143	143
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039 (a)	247	247
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040 (a)	621	625
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	993	1,027
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041 (a)	58	57
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	903	920
The Bond Fund of America — Page 36 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041 (a)	USD434	$426
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041 (a)	96	94
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	2,895	2,852
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042 (a)	226	207
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043 (a)	732	668
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047 (a)	2,802	2,518
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047 (a)	1,065	957
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048 (a)	189	175
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048 (a)	1,493	1,387
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	28	29
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048 (a)	1,175	1,089
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048 (a)	1,857	1,720
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (a)	1,623	1,603
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049 (a)	25	24
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049 (a)	115	114
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (a)	8,211	7,842
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (a)	1,422	1,409
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	232	229
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	56	56
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (a)	1,392	1,370
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (a)	52,926	48,737
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (a)	349	344
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	13,696	11,337
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	1,280	1,100
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	19,547	16,175
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (a)	16,316	16,150
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	41,695	35,630
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	26,808	22,851
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	30,919	26,421
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	8,364	7,132
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	29,637	25,326
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	8,552	7,371
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	9,890	8,535
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	1,548	1,331
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	6,100	5,258
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (a)	2,746	2,350
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	486	419
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	86	74
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	17,852	15,954
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	987	850
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	13,508	12,072
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (a)	33,097	30,464
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (a)	5,062	4,639
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (a)	699	603
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (a)	34,509	30,876
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (a)	6,392	5,854
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	137,266	125,737
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (a)	43,726	41,451
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	54,289	51,542
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (a)	3,466	3,174
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (a)	1,706	1,623
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052 (a)	28	26
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (a)	1,044	990
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	27,154	25,800
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	USD17,665	$16,762
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (a)	170,924	166,669
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (a)	3,574	3,573
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053 (a)	8,481	8,471
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (a)	2,754	2,754
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	139,764	136,219
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	28,707	28,647
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (a)	48,533	47,235
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (a)	74,133	72,116
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (a)	40,185	40,068
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (a)	2,432	2,431
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	14,254	13,486
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (a)	561	512
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	168,611	163,709
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	23,778	23,981
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	2,581	2,603
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	29,917	30,172
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	17,200	17,352
Government National Mortgage Assn. Pool #694836 5.683% 9/20/2059 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (a)	3	3
Government National Mortgage Assn. Pool #725876 4.882% 9/20/2061 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #710085 4.94% 9/20/2061 (a)	2	2
Government National Mortgage Assn. Pool #725879 4.888% 10/20/2061 (a)	1	1
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #776095 4.737% 2/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (a)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8238 4.887% 12/20/2064 (a)	2	2
Government National Mortgage Assn. Pool #AE9612 4.738% 1/20/2065 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	11,383	8,477
Uniform Mortgage-Backed Security 2.00% 10/1/2040 (a)(e)	35,735	32,851
Uniform Mortgage-Backed Security 2.50% 10/1/2040 (a)(e)	17,785	16,732
Uniform Mortgage-Backed Security 3.50% 10/1/2040 (a)(e)	37,000	35,851
Uniform Mortgage-Backed Security 4.00% 10/1/2040 (a)(e)	13,141	12,925
Uniform Mortgage-Backed Security 2.00% 11/1/2040 (a)(e)	6,265	5,764
Uniform Mortgage-Backed Security 2.50% 11/1/2040 (a)(e)	4,644	4,371
Uniform Mortgage-Backed Security 4.00% 11/1/2040 (a)(e)	15,859	15,594
Uniform Mortgage-Backed Security 2.00% 10/1/2055 (a)(e)	28,971	23,357
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (a)(e)	145,087	122,258
Uniform Mortgage-Backed Security 3.50% 10/1/2055 (a)(e)	297,382	271,735
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (a)(e)	67,776	63,886
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (a)(e)	227,469	220,666
Uniform Mortgage-Backed Security 5.50% 10/1/2055 (a)(e)	126,074	127,132
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (a)(e)	136,281	139,244
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (a)(e)	179,416	185,434
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (a)(e)	447,600	468,237
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (a)(e)	311,287	250,982
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (a)(e)	1,206,988	1,017,259
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (a)(e)	117,000	102,791
Uniform Mortgage-Backed Security 3.50% 11/1/2055 (a)(e)	477,091	435,814
Uniform Mortgage-Backed Security 4.00% 11/1/2055 (a)(e)	170,127	160,321
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (a)(e)	142,759	143,851
The Bond Fund of America — Page 38 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (a)(e)	USD42,898	$43,819
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (a)(e)	756,755	782,580
		26,630,419
Commercial mortgage-backed securities 2.69%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.894% 6/15/2040 (a)(c)(d)	39,600	39,864
AMSR Trust, Series 2025-SFR2, Class A, 4.357% 11/17/2030 (4.275% on 12/1/2025) (a)(d)(f)	27,116	26,788
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(d)	3,963	3,847
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (a)(d)	914	904
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(d)	22,113	21,279
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (a)(d)	3,803	3,585
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (a)(d)	3,833	3,583
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (a)(d)	3,366	3,206
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.842% 7/15/2041 (a)(c)(d)	5,594	5,616
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (a)(c)(d)	11,688	11,927
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 5.894% 11/10/2029 (a)(c)(d)	21,250	21,720
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.377% 11/10/2029 (a)(c)(d)	20,000	20,277
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(c)(d)	26,562	27,082
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (a)	176	176
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (a)	115	114
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (a)(c)	9,574	9,696
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (a)	1,639	1,622
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (a)	1,660	1,642
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (a)	3,920	3,874
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (a)	255	250
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (a)	135	132
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (a)	450	442
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (a)	230	236
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (a)(c)	5,777	6,008
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 7/15/2056 (a)(c)	1,940	2,057
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(c)	4,984	5,354
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (a)(c)	3,632	3,886
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (a)	8,275	8,618
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (a)	5,110	5,367
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	6,927	7,291
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	3,763	3,927
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (a)(c)	5,258	5,540
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (a)(c)	7,094	7,404
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (a)(c)	13,090	13,668
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (a)(c)	2,300	2,366
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060 (a)	3,750	3,691
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (a)	510	504
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (a)	312	306
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061 (a)	500	496
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (a)(c)	6,116	6,100
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	9,039	8,548
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061 (a)(c)	250	249
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061 (a)	477	474
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (a)	5,000	4,793
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (a)	2,000	1,885
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	1,654	1,509
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.069% 3/15/2037 (a)(c)(d)	1,574	1,494
The Bond Fund of America — Page 39 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (a)(c)	USD160	$159
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (a)	1,087	1,134
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (a)(c)	600	646
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056 (a)(c)	796	855
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (a)	6,782	7,021
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(c)	394	415
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (a)	3,475	3,429
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (a)(c)	1,906	1,883
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (a)(c)	90	89
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (a)	6,351	6,275
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (a)	5,135	5,040
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (a)	944	848
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053 (a)	1,000	998
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(c)	13,158	13,198
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (a)	18,592	16,377
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (a)	9,000	7,933
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053 (a)	1,450	1,248
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	1,600	1,395
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (a)	6,750	6,123
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (a)	24,661	22,100
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (a)	3,785	3,351
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054 (a)	5,000	4,457
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055 (a)	3,000	2,781
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(c)	1,822	1,702
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (a)(c)	15,869	16,789
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	1,681	1,759
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (a)	35,114	36,797
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (a)	4,967	5,251
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (a)	730	690
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	6,702	6,966
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (a)(c)	2,180	2,271
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (a)	2,293	2,362
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (a)(c)	25,295	26,639
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	14,669	15,385
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (a)	16,299	17,072
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062 (a)	493	479
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062 (a)	5,000	4,722
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.642% 8/15/2026 (a)(c)(d)	34,299	34,344
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.20% 8/15/2026 (a)(c)(d)	9,118	9,134
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (a)(c)	400	405
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (a)	404	426
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(c)	3,833	4,027
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (a)(c)	2,661	2,822
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (a)(c)	2,710	2,892
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (a)(c)	6,880	7,429
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(c)	2,955	3,108
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (a)	6,231	6,423
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (a)(c)	25,940	27,054
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (a)(c)	10,710	11,149
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	25,292	26,555
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (a)(c)	10,769	11,329
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.522% 6/15/2041 (a)(c)(d)	4,990	5,002
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.071% 8/15/2041 (a)(c)(d)	30,500	30,681
The Bond Fund of America — Page 40 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.265% 6/15/2027 (a)(c)(d)	USD53,930	$54,288
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.965% 9/15/2036 (a)(c)(d)	100,420	100,135
BX Commercial Mortgage Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 4.935% 6/15/2038 (a)(c)(d)	34,420	34,404
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.444% 12/15/2039 (a)(c)(d)	27,201	27,301
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.793% 12/15/2039 (a)(c)(d)	5,911	5,937
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2034 (a)(c)(d)	26,199	26,240
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.164% 10/15/2036 (a)(c)(d)	26,561	26,543
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.012% 11/15/2036 (a)(c)(d)	63,396	63,334
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.641% 4/15/2037 (a)(c)(d)	18,979	19,001
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.115% 11/15/2038 (a)(c)(d)	51,718	51,700
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (a)(c)(d)	49,530	49,694
BX Trust, Series 2024-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.642% 6/15/2041 (a)(c)(d)	2,500	2,505
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(c)(d)	12,836	13,063
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.592% 11/15/2041 (a)(c)(d)	47,843	47,966
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.693% 11/15/2041 (a)(c)(d)	42,027	42,164
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.892% 11/15/2041 (a)(c)(d)	10,568	10,598
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.042% 11/15/2041 (a)(c)(d)	19,741	19,812
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(d)	18,146	18,745
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(c)(d)	960	957
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(d)	5,963	5,828
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (a)(c)(d)	8,629	8,661
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.491% 7/15/2041 (a)(c)(d)	7,911	7,948
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.792% 8/15/2041 (a)(c)(d)	12,291	12,299
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.403% 8/15/2041 (a)(c)(d)	4,807	4,815
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (a)	1,000	971
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (a)	5,888	5,777
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(c)(d)	5,000	5,220
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	140,201	144,598
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	1,525	1,515
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (a)	2,740	2,728
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (a)	500	494
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050 (a)	5,947	5,840
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (a)	2,930	2,882
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056 (a)	200	188
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (a)	4,000	3,939
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (a)	825	810
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050 (a)	2,261	2,216
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (a)	805	750
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048 (a)(c)	784	782
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (a)(c)	600	575
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (a)	2,330	2,285
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (a)	56	55
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (a)	2,000	1,880
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(c)(d)	68,864	71,353
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(d)	6,865	7,115
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(d)	7,957	8,268
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(c)(d)	6,119	6,358
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	500	493
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.145% 8/10/2042 (a)(c)(d)	27,401	27,940
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (a)(c)(d)	USD10,124	$10,195
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (a)(c)(d)	7,008	7,084
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.345% 7/15/2038 (a)(c)(d)	15,409	15,421
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.645% 7/15/2038 (a)(c)(d)	3,070	3,072
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 5.965% 7/15/2038 (a)(c)(d)	3,037	3,041
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.515% 7/15/2038 (a)(c)(d)	3,183	3,187
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (a)(c)(d)	22,890	22,919
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.75% 10/15/2042 (a)(c)(d)	5,070	5,083
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 6.00% 10/15/2042 (a)(c)(d)	3,520	3,529
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.75% 10/15/2042 (a)(c)(d)	6,120	6,135
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (a)(d)	17,104	17,024
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (a)(d)	8,461	8,430
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	1,520	1,559
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.60% 12/15/2039 (a)(c)(d)	3,468	3,474
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(d)	16,156	16,532
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.961% 8/15/2039 (a)(c)(d)	29,925	30,018
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (a)(d)	6,073	5,404
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.841% 5/15/2041 (a)(c)(d)	16,268	16,320
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(d)	15,326	15,386
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (a)	1,893	1,872
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049 (a)(c)	2,654	2,627
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (a)	378	372
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050 (a)	855	841
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	3,000	2,939
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (a)(c)	1,526	1,472
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (a)	255	250
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053 (a)	174	163
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	7,483	6,853
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (a)	1,556	1,373
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (a)(c)(d)	55,153	55,262
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.893% 3/15/2042 (a)(c)(d)	7,392	7,409
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.192% 3/15/2042 (a)(c)(d)	1,408	1,412
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (a)(c)(d)	5,975	6,000
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(d)	12,107	12,542
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(c)(d)	1,404	1,425
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(c)(d)	89,186	92,251
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (a)(c)(d)	34,939	34,985
INTOWN Mortgage Trust, Series 2025-STAY, Class B, (1-month USD CME Term SOFR + 1.75%) 5.90% 3/15/2042 (a)(c)(d)	10,000	9,999
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (a)(d)	9,183	8,918
The Bond Fund of America — Page 42 of 118

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Invitation Homes Trust, Series 24-SFR1, Class A, 4.00% 9/17/2041 (a)(d)	USD1,802	$1,771
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.537% 9/15/2047 (a)(c)	100	97
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (a)	1,435	1,383
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (a)	1,600	1,577
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (a)	1,683	1,646
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052 (a)	975	885
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(d)	23,980	21,622
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(c)	5,095	5,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (a)	1,000	991
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.743% 11/15/2039 (a)(c)(d)	4,950	4,965
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (a)(c)(d)	1,912	1,941
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.066% 4/15/2038 (a)(c)(d)	2,639	2,640
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047 (a)	221	220
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (a)	274	270
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049 (a)	191	189
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049 (a)	3,000	2,956
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (a)	5,280	5,240
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (a)	2,530	2,632
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	1,730	1,712
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (a)(c)	120	113
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (a)(c)(d)	2,738	2,858
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (a)(c)(d)	3,929	3,987
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.206% 7/25/2054 (a)(c)(d)	4,044	4,215
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (a)(c)(d)	6,309	6,349
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (a)(c)(d)	6,296	6,345
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(c)(d)	6,497	6,833
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (a)(c)(d)	1,848	1,927
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.842% 2/15/2042 (a)(c)(d)	11,881	11,878
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(d)	4,543	4,406
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(d)	1,000	958
SCG Hotel Issuer, Inc, Series 2025-SNIP, Class A, 5.75% 9/15/2030 (a)(c)(d)	20,568	20,658
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.542% 5/15/2039 (a)(c)(d)	7,079	7,070
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.891% 5/15/2039 (a)(c)(d)	486	486
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.415% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(f)	14,100	14,010
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.765% 5/15/2038 (a)(c)(d)	1,500	1,488
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (a)	10,104	10,033
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(d)	23,334	20,767
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.995% 11/15/2038 (a)(c)(d)	43,155	43,126
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.15% 1/15/2039 (a)(c)(d)	55,785	55,734
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (a)(c)(d)	21,716	21,634
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.593% 2/15/2042 (a)(c)(d)	USD9,804	$9,780
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (a)	250	246
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.642% 11/15/2041 (a)(c)(d)	40,000	40,092
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.992% 11/15/2041 (a)(c)(d)	9,796	9,828
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.391% 11/15/2041 (a)(c)(d)	2,400	2,411
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (a)(c)(d)	4,144	4,176
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048 (a)	448	447
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048 (a)	657	656
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (a)	6,190	6,121
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (a)	380	373
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (a)	6,370	6,324
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (a)	421	412
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050 (a)	1,154	1,138
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (a)(c)	2,000	1,942
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (a)	6,500	6,461
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (a)	3,898	3,707
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (a)(c)	2,520	2,414
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (a)	1,610	1,692
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057 (a)(d)	475	472
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	19,224	20,258
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (a)(c)	22,375	23,512
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 9/15/2058 (a)(c)	1,000	942
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (a)	1,320	1,314
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (a)	3,853	3,798
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (a)	510	506
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (a)(c)(d)	15,228	15,296
		2,607,537
Collateralized mortgage-backed obligations (privately originated) 2.32%
Angel Oak Mortgage Trust, Series 2023-6, Class A1, 6.50% 12/25/2067 (7.50% on 8/1/2027) (a)(d)(f)	5,517	5,577
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (a)(d)(f)	7,390	7,470
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (a)(d)(f)	29,426	29,644
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(d)(f)	6,864	6,899
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(c)(d)	7,789	7,061
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(d)	199	191
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(d)(f)	30,018	28,997
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(d)(f)	20,875	20,276
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(c)(d)	1,545	1,459
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(c)(d)	538	530
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(d)	2,323	2,135
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (a)(d)(f)	1,334	1,330
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (a)(d)(f)	2,413	2,412
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (a)(d)(f)	3,114	3,136
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.383% 9/25/2063 (8.383% on 10/1/2027) (a)(d)(f)	4,444	4,514
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(d)(f)	32,780	33,164
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (a)(d)(f)	10,874	10,972
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (a)(d)(f)	32,474	32,735
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(d)(f)	USD17,174	$17,335
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(d)(f)	8,795	8,871
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (a)	1,255	1,198
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(f)	6,337	6,400
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(c)(d)	81	81
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	1,872	1,866
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(d)	969	954
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(d)	47,237	46,436
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	14,822	14,635
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (a)(d)(f)	2,800	2,722
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (a)	1,760	1,738
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (a)(c)(d)	13,193	11,661
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (a)(c)(d)	11,960	10,732
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (a)(c)(d)	4,403	3,943
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (a)(c)(d)	1,456	1,321
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (a)(c)(d)	352	351
CIM Trust, Series 2020-R3, Class A1B, 4.00% 1/26/2060 (a)(c)(d)	3,657	3,337
CIM Trust, Series 2020-R3, Class A1A, 4.00% 1/26/2060 (a)(c)(d)	3,346	3,242
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	28,290	27,040
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (a)(c)(d)	7,556	6,039
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (a)(c)(d)	6,065	6,051
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (a)(c)(d)	6,736	6,695
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(d)(f)	14,084	14,017
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(c)(d)	336	316
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (a)(c)(d)	3,731	3,552
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M3, 3.00% 9/25/2064 (a)(c)(d)	1,500	1,278
COLT Funding, LLC, Series 2022-5, Class M1, 4.724% 3/25/2067 (a)(c)(d)	10,000	9,792
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(d)(f)	1,783	1,790
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(d)(f)	10,721	10,888
COLT Funding, LLC, Series 2023-3, Class A2, 7.432% 9/25/2068 (8.432% on 9/1/2027) (a)(d)(f)	2,224	2,257
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(d)(f)	1,277	1,299
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (a)(d)(f)	10,657	10,728
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	4,003	3,621
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (a)(c)(d)	7,263	7,271
Connecticut Avenue Securities Trust, Series 18-C03, Class 1B1, (30-day Average USD-SOFR + 3.86%) 8.221% 10/25/2030 (a)(c)	8,385	9,013
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.106% 5/25/2042 (a)(c)(d)	1,334	1,366
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (a)(c)(d)	9,417	9,640
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 1/25/2043 (a)(c)(d)	728	742
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.656% 5/25/2043 (a)(c)(d)	5,015	5,121
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (a)(c)(d)	2,473	2,492
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (a)(c)(d)	13,447	13,493
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.856% 10/25/2043 (a)(c)(d)	7,977	7,987
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 1/25/2044 (a)(c)(d)	5,738	5,740
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 1/25/2044 (a)(c)(d)	USD6,726	$6,791
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.056% 1/25/2044 (a)(c)(d)	6,632	6,803
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (a)(c)(d)	2,341	2,340
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.156% 2/25/2044 (a)(c)(d)	7,873	7,949
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2044 (a)(c)(d)	2,482	2,484
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.006% 5/25/2044 (a)(c)(d)	4,184	4,198
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.556% 5/25/2044 (a)(c)(d)	2,222	2,245
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.506% 9/25/2044 (a)(c)(d)	6,594	6,618
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.956% 9/25/2044 (a)(c)(d)	6,313	6,328
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (a)(c)(d)	2,309	2,313
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (a)(c)(d)	8,075	8,080
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (a)(c)(d)	392	386
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067 (a)(c)(d)	1,773	1,769
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (a)	83	86
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (a)	44	45
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (a)	433	446
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (a)	59	62
FARM Mortgage Trust, Series 2024-1, Class A1, 4.702% 10/1/2053 (a)(c)(d)	6,605	6,568
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (a)(c)(d)	18,242	18,266
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.195% 8/1/2054 (a)(c)(d)	15,765	15,652
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(d)	2,893	2,922
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)	41,677	40,307
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(c)(d)	12,454	10,323
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(c)(d)	13,075	10,879
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (a)(c)(d)	2,212	1,920
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.021% 7/25/2028 (a)(c)	1,123	1,139
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.271% 7/25/2030 (a)(c)	2,268	2,298
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.756% 8/25/2033 (a)(c)(d)	5,000	5,546
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.306% 6/25/2042 (a)(c)(d)	7,593	7,746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (a)(c)(d)	1,561	1,570
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.056% 9/25/2042 (a)(c)(d)	7,561	7,951
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.706% 2/25/2044 (a)(c)(d)	9,201	9,252
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2044 (a)(c)(d)	6,230	6,234
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.606% 5/25/2044 (a)(c)(d)	21,524	21,645
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.356% 10/25/2044 (a)(c)(d)	USD6,161	$6,161
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.406% 10/25/2044 (a)(c)(d)	7,119	7,137
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.806% 10/25/2044 (a)(c)(d)	4,427	4,433
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2045 (a)(c)(d)	5,706	5,723
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.556% 5/25/2045 (a)(c)(d)	5,855	5,866
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (a)(c)(d)	4,138	4,151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2050 (a)(c)(d)	9,000	9,967
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.356% 12/25/2050 (a)(c)(d)	4,475	4,786
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class B1, (30-day Average USD-SOFR + 2.65%) 7.006% 1/25/2051 (a)(c)(d)	6,500	6,793
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (a)(d)(f)	4,085	4,125
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(f)	20,437	20,693
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(c)(d)	9,467	8,668
GCAT Trust, Series 2025-NQM4, Class A1, 0% 6/25/2070 (a)(d)(f)	20,836	21,032
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (a)(c)(d)	7,500	7,750
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(d)(f)	5,637	5,520
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(f)	4,781	4,660
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(d)	22,642	21,997
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (a)(d)	813	808
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(d)(f)	12,132	12,267
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (a)(d)(f)	4,093	4,135
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(d)(f)	20,214	20,332
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(d)(f)	13,736	13,742
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(d)	17,106	17,518
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(c)(d)	2,182	2,174
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.261% 12/25/2049 (a)(c)(d)	1,041	979
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (a)(c)(d)	6,378	6,473
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(c)(d)	2,437	2,472
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(d)	10,509	10,509
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75% 7/25/2061 (a)(d)	3,974	3,977
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (a)(d)	7,379	7,385
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(d)(f)	10,397	10,404
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(c)(d)	17,399	15,974
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(f)	18,679	18,853
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(d)(f)	16,459	16,526
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (a)(c)(d)	2,867	2,832
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (a)(c)(d)	2,290	2,230
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (a)(c)(d)	28	28
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	10,880	11,074
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054 (a)(c)(d)	8,598	8,785
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(d)(f)	9,958	10,098
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (a)(c)(d)	4,748	4,789
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (a)(c)(d)	1,330	1,309
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(c)(d)	6,158	5,933
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (a)(d)(f)	3,636	3,676
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(c)(d)	USD5,095	$4,737
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.632% 3/25/2053 (a)(c)(d)	8,272	8,147
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (a)(d)(f)	2,174	2,170
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(d)(f)	3,261	3,259
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(d)(f)	5,228	5,251
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(d)(f)	5,071	5,118
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.687% 4/25/2053 (a)(c)(d)	13,678	13,478
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (a)(d)(f)	44,246	43,884
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(d)(f)	33,996	33,971
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (a)(d)(f)	3,840	3,893
Onslow Bay Financial, LLC, Series 2023-NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027) (a)(d)(f)	11,952	12,048
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (a)(d)(f)	4,550	4,592
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(d)(f)	2,434	2,464
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (a)(d)(f)	5,720	5,771
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(f)	16,768	16,946
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(d)(f)	32,558	32,923
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (a)(d)(f)	7,292	7,412
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(f)	21,890	22,197
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(d)(f)	32,395	32,837
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(d)(f)	18,848	19,126
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(d)(f)	37,423	37,515
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(d)(f)	7,296	7,377
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(d)(f)	15,516	15,663
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(d)(f)	31,565	31,912
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(f)	5,323	5,372
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (a)(d)(f)	12,074	12,182
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (a)(d)(f)	30,968	30,980
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (a)(d)(f)	15,030	15,062
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	7,616	7,755
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(c)(d)	6,817	6,086
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (a)(d)(f)	3,271	3,327
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (a)(d)	8,547	8,101
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (a)(d)	12,534	11,853
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(d)	4,885	4,810
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(d)	6,937	6,812
Progress Residential Trust, Series 22-SFR1, Class A, 2.709% 2/17/2041 (a)(d)	2,471	2,345
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(d)	17,169	16,584
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (a)(d)	15,340	14,759
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (a)(c)(d)	6,434	6,059
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(c)(d)	3,969	3,795
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(d)	7,004	6,675
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(d)	9,119	8,660
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(d)	15,589	14,782
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(f)	1,801	1,738
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (a)(c)(d)	16,959	17,051
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.90% 10/17/2041 (a)(c)(d)	22,518	22,610
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (a)(c)(d)	1,377	1,382
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 5.112% 7/25/2037 (a)(c)	USD6,863	$5,205
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (a)(c)(d)	610	608
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.223% 3/25/2054 (a)(c)(d)	1,500	1,490
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.428% 2/25/2055 (a)(c)(d)	4,000	3,960
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.995% 5/25/2055 (a)(c)(d)	13,290	13,135
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	3,530	3,489
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.547% 8/25/2055 (a)(c)(d)	3,200	2,925
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (a)(c)(d)	3,453	3,437
Towd Point Mortgage Trust, Series 2016-3, Class B4, 4.083% 4/25/2056 (a)(c)(d)	4,497	4,078
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.087% 4/25/2056 (a)(c)(d)	3,460	3,418
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (a)(c)(d)	700	697
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057 (a)(c)(d)	213	213
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (a)(c)(d)	1,000	972
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(c)(d)	262	257
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (a)(c)(d)	1,575	1,456
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(c)(d)	404	398
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (a)(c)(d)	5,500	5,286
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (a)(c)(d)	10,000	9,780
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(d)	2,957	2,932
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 03/25/2058 (a)(c)(d)	10,000	9,755
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (a)(c)(d)	4,000	3,515
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (a)(c)(d)	93	92
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (a)(c)(d)	5,094	4,952
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058 (a)(c)(d)	3,615	3,290
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(c)(d)	3,000	2,544
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (a)(c)(d)	3,090	2,818
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(d)	15,598	14,239
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.718% 11/25/2060 (a)(c)(d)	11,896	11,607
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(d)	1,493	1,451
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.027% 7/25/2065 (a)(c)(d)	10,792	10,921
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.027% 7/25/2065 (a)(c)(d)	3,496	3,524
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (d)(g)	8,591	8,591
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(d)	27,249	26,711
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (a)(d)	19,933	19,786
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(d)	3,428	3,441
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (a)(d)	7,963	8,003
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(d)	1,536	1,535
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(d)	7,396	7,436
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (a)(d)	6,425	6,416
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (a)(d)	2,116	2,110
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(d)	20,885	20,867
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (a)(d)	10,438	10,428
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(d)	28,769	28,550
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (a)(d)(f)	17,867	18,031
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(d)(f)	4,092	4,092
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(d)(f)	15,656	15,696
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(d)(f)	4,402	4,418
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(d)(f)	673	678
Verus Securitization Trust, Series 2023-6, Class A1, 6.665% 9/25/2068 (7.665% on 9/1/2027) (a)(d)(f)	2,449	2,479
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (a)(d)(f)	1,224	1,245
Verus Securitization Trust, Series 2023-8, Class M1, 7.454% 12/25/2068 (a)(c)(d)	1,700	1,735
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(d)(f)	10,628	10,747
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(d)(f)	30,625	31,074
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(d)(f)	USD1,698	$1,722
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(f)	32,052	32,510
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (a)(d)(f)	3,194	3,240
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (a)(d)(f)	3,960	4,020
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(d)(f)	16,566	16,740
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (a)(d)(f)	3,977	4,018
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(d)(f)	15,697	15,785
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(c)(d)	5,241	5,253
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (a)(d)(f)	10,241	10,252
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(c)(d)	28,051	28,222
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (a)(d)(f)	5,952	5,987
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(c)(d)	12,991	13,088
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (a)(c)(d)	4,517	4,562
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(d)(f)	3,499	3,537
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(d)(f)	2,348	2,368
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(d)(f)	3,024	3,040
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (a)(d)(f)	22,032	22,023
		2,241,809
Total mortgage-backed obligations		31,479,765
U.S. Treasury bonds & notes 27.52% U.S. Treasury 26.73%
U.S. Treasury 4.25% 10/15/2025	150,000	150,012
U.S. Treasury 0.25% 10/31/2025	12,000	11,962
U.S. Treasury 3.00% 10/31/2025	1,058	1,057
U.S. Treasury 2.25% 11/15/2025	20,000	19,959
U.S. Treasury 4.50% 11/15/2025	44,751	44,775
U.S. Treasury 0.375% 11/30/2025	277,042	275,397
U.S. Treasury 4.00% 12/15/2025	100,014	100,038
U.S. Treasury 0.375% 1/31/2026	74,267	73,399
U.S. Treasury 4.25% 1/31/2026	62,596	62,647
U.S. Treasury 0.50% 2/28/2026	150	148
U.S. Treasury 4.625% 2/28/2026	7,898	7,920
U.S. Treasury 4.50% 3/31/2026	135,000	135,443
U.S. Treasury 3.75% 4/15/2026	355	355
U.S. Treasury 4.875% 4/30/2026	68,000	68,416
U.S. Treasury 0.75% 5/31/2026	1,245	1,220
U.S. Treasury 0.875% 6/30/2026	82,180	80,443
U.S. Treasury 4.375% 7/31/2026 (h)	1,221,000	1,227,033
U.S. Treasury 3.75% 8/31/2026	200,000	200,016
U.S. Treasury 0.875% 9/30/2026	530,757	516,140
U.S. Treasury 3.50% 9/30/2026	420,000	419,171
U.S. Treasury 1.125% 10/31/2026	99,997	97,276
U.S. Treasury 4.125% 10/31/2026	45,479	45,681
U.S. Treasury 2.00% 11/15/2026	55,600	54,557
U.S. Treasury 4.625% 11/15/2026	58,916	59,495
U.S. Treasury 1.625% 11/30/2026	— (b)	— (b)
U.S. Treasury 4.25% 11/30/2026	297,064	298,857
U.S. Treasury 4.375% 12/15/2026	6,657	6,709
U.S. Treasury 4.25% 12/31/2026	50,000	50,326
U.S. Treasury 4.125% 1/31/2027	69,000	69,376
U.S. Treasury 2.25% 2/15/2027	3,000	2,943
U.S. Treasury 4.125% 2/15/2027	164,330	165,300
The Bond Fund of America — Page 50 of 118

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/28/2027	USD107,551	$104,908
U.S. Treasury 4.125% 2/28/2027	267,040	268,656
U.S. Treasury 4.25% 3/15/2027	72,000	72,596
U.S. Treasury 0.50% 4/30/2027	15,000	14,283
U.S. Treasury 3.75% 4/30/2027	279,020	279,429
U.S. Treasury 2.375% 5/15/2027	41,700	40,867
U.S. Treasury 4.50% 5/15/2027	34,759	35,218
U.S. Treasury 0.50% 5/31/2027	125,000	118,713
U.S. Treasury 2.625% 5/31/2027	350,150	344,375
U.S. Treasury 3.875% 5/31/2027	134,539	135,022
U.S. Treasury 0.50% 6/30/2027	6,000	5,685
U.S. Treasury 3.75% 6/30/2027	888,202	889,902
U.S. Treasury 4.375% 7/15/2027	11,054	11,194
U.S. Treasury 3.875% 7/31/2027	1,762,362	1,769,679
U.S. Treasury 2.25% 8/15/2027	17,500	17,068
U.S. Treasury 3.75% 8/15/2027	425,000	425,902
U.S. Treasury 0.50% 8/31/2027	26,084	24,589
U.S. Treasury 3.625% 8/31/2027	209,449	209,457
U.S. Treasury 3.375% 9/15/2027	250,000	248,896
U.S. Treasury 3.50% 9/30/2027	48,714	48,613
U.S. Treasury 3.875% 10/15/2027	43,166	43,386
U.S. Treasury 0.50% 10/31/2027	35,000	32,836
U.S. Treasury 4.125% 10/31/2027	22,500	22,730
U.S. Treasury 4.125% 11/15/2027	4,974	5,026
U.S. Treasury 3.875% 12/31/2027	112,100	112,728
U.S. Treasury 4.25% 1/15/2028	10,000	10,137
U.S. Treasury 3.50% 1/31/2028	11,709	11,679
U.S. Treasury 2.75% 2/15/2028	15,156	14,859
U.S. Treasury 4.25% 2/15/2028	18,000	18,258
U.S. Treasury 1.125% 2/29/2028	23,306	21,979
U.S. Treasury 4.00% 2/29/2028	3,875	3,910
U.S. Treasury 1.25% 3/31/2028	25,580	24,147
U.S. Treasury 3.75% 4/15/2028	311	312
U.S. Treasury 2.875% 5/15/2028	41,927	41,146
U.S. Treasury 3.75% 5/15/2028	3,764	3,776
U.S. Treasury 1.25% 5/31/2028	10,702	10,061
U.S. Treasury 3.625% 5/31/2028	3,400	3,401
U.S. Treasury 1.25% 6/30/2028	42,000	39,412
U.S. Treasury 3.875% 7/15/2028	4,516	4,546
U.S. Treasury 1.00% 7/31/2028	70,000	65,082
U.S. Treasury 4.125% 7/31/2028	132,534	134,293
U.S. Treasury 2.875% 8/15/2028	3,276	3,209
U.S. Treasury 3.625% 8/15/2028	11,695	11,695
U.S. Treasury 3.375% 9/15/2028	459,231	456,091
U.S. Treasury 1.25% 9/30/2028	14,100	13,152
U.S. Treasury 1.50% 11/30/2028	35,000	32,775
U.S. Treasury 4.375% 11/30/2028	103,137	105,379
U.S. Treasury 1.75% 1/31/2029	51,932	48,863
U.S. Treasury 4.00% 1/31/2029	21,384	21,618
U.S. Treasury 4.25% 2/28/2029	191,037	194,698
U.S. Treasury 2.875% 4/30/2029	204,760	199,362
U.S. Treasury 4.625% 4/30/2029	28,005	28,900
U.S. Treasury 2.375% 5/15/2029	5,000	4,783
U.S. Treasury 4.50% 5/31/2029	181,704	186,826
The Bond Fund of America — Page 51 of 118

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.25% 6/30/2029	USD18,000	$17,733
U.S. Treasury 4.25% 6/30/2029	58,000	59,158
U.S. Treasury 3.625% 8/31/2029	180,000	179,574
U.S. Treasury 3.50% 9/30/2029	61,600	61,176
U.S. Treasury 3.875% 9/30/2029	65,000	65,457
U.S. Treasury 4.125% 10/31/2029	286,293	290,890
U.S. Treasury 4.125% 11/30/2029	150,330	152,761
U.S. Treasury 3.875% 12/31/2029	169,618	170,723
U.S. Treasury 4.375% 12/31/2029	253,000	259,577
U.S. Treasury 3.50% 1/31/2030	152,870	151,589
U.S. Treasury 4.25% 1/31/2030	2,996	3,060
U.S. Treasury 1.50% 2/15/2030	60,500	55,180
U.S. Treasury 4.00% 2/28/2030	78,711	79,630
U.S. Treasury 3.875% 4/30/2030	429,436	432,180
U.S. Treasury 3.75% 5/31/2030	30,000	30,022
U.S. Treasury 4.00% 5/31/2030	8,790	8,894
U.S. Treasury 3.875% 6/30/2030	23,620	23,767
U.S. Treasury 3.875% 7/31/2030 (h)	2,280,969	2,294,958
U.S. Treasury 4.00% 7/31/2030	15,360	15,534
U.S. Treasury 3.625% 8/31/2030	121,038	120,437
U.S. Treasury 3.625% 9/30/2030	6,900	6,865
U.S. Treasury 4.625% 9/30/2030 (h)	586,330	609,508
U.S. Treasury 4.875% 10/31/2030	539,814	567,522
U.S. Treasury 0.875% 11/15/2030	110,000	95,395
U.S. Treasury 3.75% 12/31/2030	60,152	60,100
U.S. Treasury 4.00% 1/31/2031	100,000	101,064
U.S. Treasury 1.625% 5/15/2031	20,450	18,212
U.S. Treasury 4.25% 6/30/2031	200,000	204,415
U.S. Treasury 4.125% 7/31/2031 (h)	247,529	251,339
U.S. Treasury 1.25% 8/15/2031	18,563	16,059
U.S. Treasury 3.75% 8/31/2031	66,500	66,202
U.S. Treasury 3.625% 9/30/2031	47,870	47,312
U.S. Treasury 4.125% 10/31/2031	69,534	70,566
U.S. Treasury 1.375% 11/15/2031	95,000	82,242
U.S. Treasury 4.125% 11/30/2031	8,000	8,115
U.S. Treasury 4.375% 1/31/2032	41,000	42,140
U.S. Treasury 1.875% 2/15/2032	25,000	22,187
U.S. Treasury 4.125% 2/29/2032	154,346	156,460
U.S. Treasury 4.00% 4/30/2032	285,000	286,726
U.S. Treasury 2.875% 5/15/2032	529	497
U.S. Treasury 4.125% 5/31/2032	175,000	177,242
U.S. Treasury 4.00% 6/30/2032	406,926	409,120
U.S. Treasury 4.00% 7/31/2032	504,366	506,848
U.S. Treasury 2.75% 8/15/2032	27,904	25,945
U.S. Treasury 3.875% 8/31/2032	5,002	4,988
U.S. Treasury 4.125% 11/15/2032	7,500	7,588
U.S. Treasury 4.375% 5/15/2034	23,600	24,148
U.S. Treasury 3.875% 8/15/2034	315,559	310,785
U.S. Treasury 4.25% 11/15/2034	70,206	71,007
U.S. Treasury 4.625% 2/15/2035	286,119	297,397
U.S. Treasury 4.25% 5/15/2035	67,536	68,159
U.S. Treasury 4.25% 8/15/2035	824,749	831,386
U.S. Treasury 4.50% 8/15/2039	92,710	93,413
U.S. Treasury 4.625% 2/15/2040	600	611
The Bond Fund of America — Page 52 of 118

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 5/15/2040	USD20,000	$19,789
U.S. Treasury 1.375% 11/15/2040	91,100	59,471
U.S. Treasury 1.875% 2/15/2041 (h)	186,596	131,251
U.S. Treasury 4.75% 2/15/2041	61,385	63,021
U.S. Treasury 2.25% 5/15/2041	15,174	11,251
U.S. Treasury 1.75% 8/15/2041	111,952	75,993
U.S. Treasury 2.00% 11/15/2041	685	481
U.S. Treasury 3.125% 11/15/2041	300	250
U.S. Treasury 2.375% 2/15/2042	89,955	66,677
U.S. Treasury 3.25% 5/15/2042	122,319	102,805
U.S. Treasury 2.75% 8/15/2042	3,811	2,967
U.S. Treasury 3.375% 8/15/2042	6,700	5,710
U.S. Treasury 2.75% 11/15/2042	1,735	1,345
U.S. Treasury 4.00% 11/15/2042	10,583	9,791
U.S. Treasury 3.875% 2/15/2043	4,000	3,631
U.S. Treasury 2.875% 5/15/2043	62,268	48,796
U.S. Treasury 3.875% 5/15/2043	29,009	26,281
U.S. Treasury 3.625% 8/15/2043 (h)	74,259	64,814
U.S. Treasury 4.75% 11/15/2043	6,349	6,418
U.S. Treasury 4.50% 2/15/2044	223,630	218,738
U.S. Treasury 3.375% 5/15/2044	38,700	32,296
U.S. Treasury 4.625% 5/15/2044	63,000	62,552
U.S. Treasury 4.125% 8/15/2044	14,933	13,866
U.S. Treasury 3.00% 11/15/2044	45,000	35,219
U.S. Treasury 2.50% 2/15/2045	37,361	26,772
U.S. Treasury 4.75% 2/15/2045	200,842	202,129
U.S. Treasury 3.00% 5/15/2045	1,460	1,136
U.S. Treasury 5.00% 5/15/2045	388,486	403,446
U.S. Treasury 2.875% 8/15/2045	15,000	11,400
U.S. Treasury 4.875% 8/15/2045	167,002	170,707
U.S. Treasury 2.50% 2/15/2046	32,377	22,850
U.S. Treasury 2.50% 5/15/2046	25,000	17,580
U.S. Treasury 2.25% 8/15/2046	65,440	43,650
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 5/15/2047	26,000	19,801
U.S. Treasury 2.75% 8/15/2047	11,687	8,473
U.S. Treasury 2.75% 11/15/2047	5,300	3,830
U.S. Treasury 3.00% 2/15/2048	101,999	77,010
U.S. Treasury 3.125% 5/15/2048	1,150	887
U.S. Treasury 3.00% 8/15/2048	80,295	60,366
U.S. Treasury 3.375% 11/15/2048	3,958	3,179
U.S. Treasury 3.00% 2/15/2049	1,866	1,397
U.S. Treasury 2.875% 5/15/2049	44,876	32,739
U.S. Treasury 2.25% 8/15/2049	116,760	74,514
U.S. Treasury 2.375% 11/15/2049	36,677	23,994
U.S. Treasury 2.00% 2/15/2050	60,397	36,115
U.S. Treasury 1.25% 5/15/2050 (h)	124,788	61,222
U.S. Treasury 1.375% 8/15/2050 (h)	352,055	176,971
U.S. Treasury 1.625% 11/15/2050	42,400	22,749
U.S. Treasury 1.875% 2/15/2051	57,065	32,584
U.S. Treasury 2.375% 5/15/2051	46,632	30,001
U.S. Treasury 2.00% 8/15/2051	95,568	55,988
U.S. Treasury 1.875% 11/15/2051	30,977	17,529
U.S. Treasury 2.25% 2/15/2052	33,579	20,829
The Bond Fund of America — Page 53 of 118

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 5/15/2052	USD122,323	$87,308
U.S. Treasury 4.00% 11/15/2052	24,179	21,389
U.S. Treasury 3.625% 2/15/2053	39,701	32,824
U.S. Treasury 4.125% 8/15/2053	14,957	13,522
U.S. Treasury 4.75% 11/15/2053	105,286	105,475
U.S. Treasury 4.25% 2/15/2054	29,331	27,072
U.S. Treasury 4.625% 5/15/2054	42,895	42,140
U.S. Treasury 4.25% 8/15/2054	35,578	32,856
U.S. Treasury 4.625% 2/15/2055 (h)	260,698	256,218
U.S. Treasury 4.75% 5/15/2055	241,465	242,197
U.S. Treasury 4.75% 8/15/2055 (h)	1,025,150	1,028,674
U.S. Treasury, interest only, 0% 8/15/2028	25,000	22,510
		25,891,490
U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (i)	7,066	7,065
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026 (i)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (i)	95,136	94,658
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (i)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	103,815	99,144
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (i)	269,613	271,870
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (i)	56,623	45,338
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (i)	16,941	15,644
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)	240,282	234,690
		768,409
Total U.S. Treasury bonds & notes		26,659,899
Corporate bonds, notes & loans 27.41% Financials 7.61%
200 Park Funding Trust 5.74% 2/15/2055 (d)	4,500	4,563
AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	19,197
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(d)(g)(j)	56,751	56,326
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR9,525	10,527
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (d)(f)	USD34,534	36,670
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(f)	12,575	13,235
Ally Financial, Inc. 8.00% 11/1/2031	22,786	25,935
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034) (f)	2,500	2,580
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (f)	EUR4,540	5,529
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (f)	38,656	50,217
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (f)	27,109	34,002
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	USD4,374	4,382
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (f)	10,000	10,161
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (f)	4,000	4,181
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (f)	15,933	16,387
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	8,649	9,482
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (f)	14,179	14,568
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (f)	13,388	13,930
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	44,992	47,558
American International Group, Inc. 4.85% 5/7/2030	5,078	5,198
American International Group, Inc. 5.125% 3/27/2033	21,129	21,750
American International Group, Inc. 5.45% 5/7/2035	9,483	9,885
American International Group, Inc. 4.375% 6/30/2050	6,730	5,718
The Bond Fund of America — Page 54 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
AmWINS Group, Inc. 6.375% 2/15/2029 (d)	USD11,890	$12,139
Aon Corp. 2.60% 12/2/2031	750	677
Aon Corp. 5.35% 2/28/2033	6,206	6,493
Aon Corp. 3.90% 2/28/2052	2,000	1,517
Aon North America, Inc. 5.15% 3/1/2029	22,500	23,160
Aon North America, Inc. 5.30% 3/1/2031	4,500	4,692
Aon North America, Inc. 5.45% 3/1/2034	24,101	25,116
Aon North America, Inc. 5.75% 3/1/2054	10,789	10,874
Arthur J. Gallagher & Co. 4.85% 12/15/2029	25,500	26,042
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,000	2,042
Arthur J. Gallagher & Co. 5.15% 2/15/2035	31,000	31,389
Arthur J. Gallagher & Co. 5.55% 2/15/2055	18,461	18,061
Athene Global Funding 4.83% 5/9/2028 (d)	20,000	20,245
Athene Global Funding 5.033% 7/17/2030 (d)	15,000	15,248
Athene Global Funding 5.543% 8/22/2035 (d)	2,721	2,759
Athene Holding, Ltd. 6.625% 5/19/2055	14,536	15,570
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (d)	1,518	1,680
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (f)	EUR6,200	8,232
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (f)	23,800	28,897
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	10,000	12,426
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (f)	10,000	12,637
Banco Santander SA 5.294% 8/18/2027	USD9,800	9,990
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (f)	7,800	7,613
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	19,965	18,905
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (f)	3,343	3,349
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026) (f)	29,913	29,571
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (f)	35,000	34,284
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (f)	314	315
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (f)	17,490	17,226
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (f)	30,222	28,632
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	9,150	8,687
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	16,841	17,387
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (f)	7,682	6,864
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	22,229	19,749
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	70,926	62,934
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	9,128	9,785
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	12,474	13,011
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040) (f)	530	391
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (f)	410	273
Bank of America Corp., 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (f)	26,930	26,809
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (f)	12,000	11,978
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (d)(f)	9,200	8,994
Bank of Montreal 5.30% 6/5/2026	10,000	10,088
Bank of Montreal 5.203% 2/1/2028	2,000	2,049
Bank of Montreal (USD-SOFR Index + 0.75% on 9/22/2027) 4.062% 9/22/2028 (f)	903	902
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (f)	31,492	31,351
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (f)	15,000	15,075
Bank of New York Mellon Corp. 4.441% 6/9/2028 (USD-SOFR + 0.68% on 6/9/2027) (f)	4,000	4,029
The Bond Fund of America — Page 55 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (f)	USD10,000	$10,355
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	20,345	20,910
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (f)	77,296	79,419
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (f)	16,601	17,161
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (f)	13,351	13,807
Bank of New York Mellon Corp. 5.316% 6/6/2036 (USD-SOFR + 1.35% on 6/6/2035) (f)	14,000	14,491
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,351
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,319
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	14,134
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (d)	USD30,000	30,379
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (f)	20,000	22,955
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026) (f)	15,000	15,134
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (f)	20,000	20,209
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (f)	7,000	7,415
Barclays PLC 5.86% 8/11/2046 (USD-SOFR + 1.83% on 8/11/2045) (f)	3,300	3,393
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(f)	4,290	4,524
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)(f)	14,100	15,656
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,694
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (d)	5,375	5,562
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033 (d)	1,020	1,113
Blackstone, Inc. 5.00% 12/6/2034	3,065	3,099
Block, Inc. 2.75% 6/1/2026	8,000	7,901
Block, Inc. 5.625% 8/15/2030 (d)	9,080	9,206
Block, Inc. 6.00% 8/15/2033 (d)	5,815	5,959
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(f)	2,500	2,446
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(f)	25,187	23,627
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (d)(f)	88,800	91,867
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (d)(f)	15,115	15,532
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (d)(f)	214	195
Boost Newco Borrower, LLC 7.50% 1/15/2031 (d)	3,350	3,556
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (d)(f)	20,094	20,086
BPCE SA 0.895% 12/14/2026	JPY500,000	3,363
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (d)(f)	USD15,000	15,057
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (d)(f)	5,000	4,881
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (d)(f)	56,713	60,233
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (d)(f)	26,614	27,533
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(f)	33,000	34,475
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(f)	23,408	24,026
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (d)(f)	6,657	6,976
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(f)	59,829	64,055
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (d)(f)	28,521	30,052
Brown & Brown, Inc. 4.90% 6/23/2030	13,746	13,942
Brown & Brown, Inc. 5.25% 6/23/2032	5,133	5,267
Brown & Brown, Inc. 5.55% 6/23/2035	44,786	46,106
Brown & Brown, Inc. 6.25% 6/23/2055	24,803	26,120
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(f)	13,150	13,679
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (d)(f)	15,000	15,109
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(f)	73,421	76,180
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (d)(f)	14,000	14,149
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(f)	11,653	12,991
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (d)(f)	20,574	21,875
The Bond Fund of America — Page 56 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(f)	USD34,181	$35,029
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	20,000	20,405
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,427
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (f)	13,112	13,269
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (f)	22,812	23,565
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	187
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (f)	628	644
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	2,510	2,607
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	4,196	4,456
Capital One, NA 3.45% 7/27/2026	2,343	2,329
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (f)	15,000	15,581
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (f)	5,000	5,311
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	200	183
Chubb INA Holdings, LLC 3.35% 5/3/2026	100	100
Chubb INA Holdings, LLC 5.00% 3/15/2034	42,263	43,356
Chubb INA Holdings, LLC 4.90% 8/15/2035	12,000	12,076
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	88
Citibank, NA 4.914% 5/29/2030	30,375	31,216
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (f)	5,000	4,949
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (f)	15,570	15,334
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	30,000	30,392
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	4,380	4,494
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	14,228	14,299
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (f)	6,424	6,083
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030) (f)	12,520	11,641
Citigroup, Inc., 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	22,024	22,449
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (f)	49,396	45,459
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (f)	25,975	25,995
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	14,613	12,985
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (f)	1,810	1,720
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (f)	1,490	1,508
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (f)	39,666	43,303
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (f)	3,315	3,474
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	6,613	6,762
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (f)	15,789	15,955
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (f)	65,428	68,212
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (f)	27,931	29,173
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	5,000	4,466
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)	17,450	15,796
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	17,122
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,592
Corebridge Financial, Inc. 4.35% 4/5/2042	208	180
Corebridge Financial, Inc. 4.40% 4/5/2052	739	612
Corebridge Global Funding 4.65% 8/20/2027 (d)	9,280	9,387
Corebridge Global Funding 4.90% 1/7/2028 (d)	10,570	10,753
Corebridge Global Funding 5.20% 6/24/2029 (d)	15,000	15,412
Corebridge Global Funding 4.90% 12/3/2029 (d)	15,000	15,318
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (d)(f)	9,050	8,956
Credit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029) (d)(f)	15,000	15,440
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (d)(f)	6,500	6,761
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(f)	8,300	8,310
Deutsche Bank AG 4.10% 1/13/2026	16,415	16,398
The Bond Fund of America — Page 57 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 4.10% 1/13/2026	USD4,936	$4,931
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (f)	11,265	11,224
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (f)	7,493	7,654
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	76,884	75,211
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	66,634	65,184
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (f)	17,768	18,093
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	29,053	30,526
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (f)	18,638	19,940
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (f)	15,497	15,723
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (f)	52,185	49,482
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	15,825	16,143
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (d)(f)	8,037	7,898
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (f)	EUR10,715	12,536
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (f)	21,171	24,733
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (f)	25,825	33,210
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (f)	73,505	93,813
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (f)	6,720	8,146
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (f)	4,490	5,634
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD22,429	22,146
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (f)	1,285	1,354
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	4,024	4,090
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (f)	24,904	25,299
Fiserv, Inc. 3.50% 7/1/2029	406	395
Fiserv, Inc. 2.65% 6/1/2030	900	834
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	300	281
Five Corners Funding Trust III 5.791% 2/15/2033 (d)	11,060	11,704
GA Global Funding Trust 4.50% 9/18/2030 (d)	15,000	14,889
GA Global Funding Trust 5.50% 4/1/2032 (d)	22,500	23,126
Global Payments, Inc. 2.90% 5/15/2030	631	584
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (f)	25,000	24,385
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (f)	1,010	986
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	10,000	9,926
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (f)	18,000	18,215
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028) (f)	5,000	4,958
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	3,077
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,273
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	63,741	66,703
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (f)	53,926	55,287
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	7,229	7,323
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (f)	8,100	8,363
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	19,495	20,164
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (f)	1,478	1,356
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (f)	42,375	43,638
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	1,289	1,298
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (f)	22,550	23,550
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (f)	15,674	11,572
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (f)	20,174	20,931
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.50% 10/7/2025	3,760	3,760
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.33% 8/14/2027 (c)	13,000	13,114
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (f)	17,790	18,168
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (f)	14,472	14,597
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	3,357	3,566
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	60,285	56,913
The Bond Fund of America — Page 58 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.95% 3/31/2030	USD3,150	$3,231
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (f)	5,278	5,446
HSBC Holdings PLC (USD-SOFR + 1.57%) 4.24% 5/13/2031 (c)	7,250	7,397
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (f)	2,500	2,573
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (f)	40,267	36,507
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (f)	648	584
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (f)	6,963	8,169
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	26,937	30,668
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029) (f)	GBP5,190	7,695
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	USD31,448	32,465
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (f)	3,089	3,260
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (f)	15,000	15,464
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (f)	12,000	12,207
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.03% 12/15/2036 (c)	AUD10,280	6,901
Intercontinental Exchange, Inc. 5.25% 6/15/2031	USD11,768	12,301
Intercontinental Exchange, Inc. 4.60% 3/15/2033	2,800	2,818
Intercontinental Exchange, Inc. 4.95% 6/15/2052	683	633
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	83
Intesa Sanpaolo SpA 7.00% 11/21/2025 (d)	20,450	20,525
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	24,105	24,159
Intesa Sanpaolo SpA 3.875% 7/14/2027 (d)	10,275	10,215
Intesa Sanpaolo SpA 3.875% 1/12/2028 (d)	4,974	4,907
Intesa Sanpaolo SpA 4.00% 9/23/2029 (d)	3,000	2,943
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(f)	10,025	11,835
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(f)	24,119	28,992
Jackson National Life Global Funding 4.55% 9/9/2030 (d)	20,000	20,036
Jane Street Group, LLC 6.125% 11/1/2032 (d)	10,000	10,143
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025) (f)	355	353
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	7,980	7,893
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (f)	10,000	10,201
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	34,937	35,339
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (f)	17,500	17,426
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (f)	14,275	14,054
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (f)	23,168	23,680
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (f)	14,106	14,324
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (f)	13,250	13,428
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	27,736	27,981
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (f)	875	877
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	5,016	5,169
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	7,203	7,526
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	7,120	7,305
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	40,175	40,656
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	8,331	8,606
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	5,956	6,155
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (f)	10,624	9,383
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (f)	17,591	15,555
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	22,866	20,516
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (f)	5,729	5,919
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (f)	24,264	25,398
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	49,624	52,332
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (f)	15,060	15,497
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (f)	4,273	2,957
The Bond Fund of America — Page 59 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (f)	USD19,035	$18,659
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (d)(f)	14,200	14,673
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (d)(f)	4,550	4,630
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (d)(f)	2,318	2,537
Kookmin Bank 5.375% 5/8/2027 (d)	3,270	3,337
Legend Fortune, Ltd., Series EMTN, (USD-SOFR Index + 0.60%) 4.964% 8/26/2028 (c)	1,160	1,162
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	312	307
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (f)	8,100	8,406
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (f)	13,659	14,291
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (f)	13,132	13,771
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (f)	62,268	67,657
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (f)	7,154	7,607
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	200
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	15,000	15,355
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	29,004	29,376
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	564
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	942
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,947	18,596
Mastercard, Inc. 4.95% 3/15/2032	5,545	5,748
Mastercard, Inc. 4.875% 5/9/2034	6,040	6,187
Mastercard, Inc. 4.55% 1/15/2035	14,992	14,969
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (d)(f)	6,000	6,134
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (d)(f)	2,500	2,603
Met Tower Global Funding 5.40% 6/20/2026 (d)	10,000	10,095
Met Tower Global Funding 5.25% 4/12/2029 (d)	12,000	12,425
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (d)(f)	100	112
MetLife, Inc. 3.60% 11/13/2025	100	100
MetLife, Inc. 4.55% 3/23/2030	417	424
MetLife, Inc. 5.375% 7/15/2033	8,398	8,850
MetLife, Inc. 5.30% 12/15/2034	4,000	4,163
MetLife, Inc. 4.60% 5/13/2046	800	732
Metropolitan Life Global Funding I 3.45% 12/18/2026 (d)	2,315	2,301
Metropolitan Life Global Funding I 5.05% 1/6/2028 (d)	1,418	1,449
Metropolitan Life Global Funding I 5.40% 9/12/2028 (d)	6,000	6,222
Metropolitan Life Global Funding I 4.85% 1/8/2029 (d)	15,000	15,323
Metropolitan Life Global Funding I 4.30% 8/25/2029 (d)	884	888
Metropolitan Life Global Funding I 4.90% 1/9/2030 (d)	5,000	5,131
Metropolitan Life Global Funding I 2.95% 4/9/2030 (d)	980	927
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	1,868	1,936
Metropolitan Life Global Funding I 5.05% 1/8/2034 (d)	2,000	2,045
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (f)	10,000	10,289
The Bond Fund of America — Page 60 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029) (f)	USD10,000	$10,319
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 4.12% 9/12/2031 (c)	6,000	6,023
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (f)	8,000	8,035
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (f)	631	649
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026) (f)	10,000	9,811
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (f)	15,000	15,508
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (f)	11,000	11,524
Morgan Stanley 4.754% 4/21/2026	25,000	25,072
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (f)	2,884	2,823
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (f)	2,594	2,653
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (f)	3,500	3,552
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (f)	5,750	5,866
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (f)	4,220	4,486
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (f)	38,200	39,269
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	31,689	33,098
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	42,304	42,779
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	26,562	27,421
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	34,859	36,007
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	9,592	8,368
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (f)	12,622	13,460
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	16,861	17,404
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	31,639	33,396
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032) (f)	13,453	13,652
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (f)	22,207	22,464
Nasdaq, Inc. 5.35% 6/28/2028	1,356	1,398
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,200
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,123
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,260
National Australia Bank, Ltd. 5.181% 6/11/2034 (d)	1,243	1,303
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026) (f)	20,000	20,122
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (f)	20,000	20,379
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (f)	7,500	7,370
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (f)	9,464	9,491
Navient Corp. 5.00% 3/15/2027	6,250	6,227
Navient Corp. 5.50% 3/15/2029	8,000	7,849
Navient Corp. 5.625% 8/1/2033	3,000	2,739
New York Life Global Funding 0.85% 1/15/2026 (d)	3,803	3,767
New York Life Global Funding 3.25% 4/7/2027 (d)	2,164	2,146
New York Life Global Funding 4.90% 6/13/2028 (d)	7,500	7,676
New York Life Global Funding 4.60% 6/3/2030 (d)	3,000	3,049
New York Life Global Funding 1.20% 8/7/2030 (d)	4,913	4,262
New York Life Global Funding 4.55% 1/28/2033 (d)	3,067	3,065
New York Life Global Funding 5.35% 1/23/2035 (d)	15,000	15,659
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (d)(f)	18,201	19,615
The Bond Fund of America — Page 61 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 4.12% 7/2/2027 (c)	USD5,000	$5,042
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,337
Nomura Holdings, Inc. 5.783% 7/3/2034	17,188	18,217
NongHyup Bank 4.875% 7/3/2028 (d)	13,213	13,483
Northwestern Mutual Global Funding 0.80% 1/14/2026 (d)	2,062	2,042
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (d)	12,000	12,293
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,658
OneMain Finance Corp. 6.50% 3/15/2033	2,035	2,041
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,605
PayPal Holdings, Inc. 4.40% 6/1/2032	4,268	4,274
PayPal Holdings, Inc. 5.05% 6/1/2052	2,799	2,629
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (f)	EUR2,565	3,255
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (f)	1,285	1,580
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (f)	14,520	18,948
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (f)	73,825	92,296
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (f)	USD12,617	12,639
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (f)	4,783	4,924
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (f)	21,750	21,899
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (f)	10,000	10,257
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	39,255	40,684
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029) (f)	18,392	19,148
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	12,312	12,725
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (f)	10,000	10,142
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (f)	1,046	1,130
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (f)	1,174	1,260
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	21,075	23,884
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	3,375	3,560
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (f)	29,650	30,948
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	26,340
Prudential Financial, Inc. 3.905% 12/7/2047	700	562
Prudential Financial, Inc. 4.418% 3/27/2048	1,000	863
Prudential Financial, Inc. 3.70% 3/13/2051	5,583	4,228
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,262
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.305% 8/25/2036 (c)	AUD12,200	8,178
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028) (f)	GBP5,690	7,129
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026) (f)	USD4,000	4,029
RGA Global Funding 5.25% 1/9/2030 (d)	15,000	15,524
Royal Bank of Canada 3.625% 5/4/2027	748	745
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,684
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (f)	43,788	44,314
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (f)	29,212	30,108
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (f)	38,750	39,699
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (f)	22,818	23,129
Royal Bank of Canada 5.00% 2/1/2033	7,246	7,487
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (f)	9,300	9,400
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (f)	10,775	10,516
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (f)	13,107	13,362
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (f)	3,644	3,821
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027) (f)	7,500	7,327
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD CME Term SOFR + 1.662% on 11/3/2027) (f)	7,500	7,427
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (d)	10,000	10,255
The Bond Fund of America — Page 62 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (d)(f)	USD9,200	$9,001
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029) (d)(f)	4,930	5,321
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (d)(f)	7,000	7,022
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (f)	5,200	5,216
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (d)(f)	17,360	18,340
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (d)(f)	2,554	2,345
State Street Corp. 4.543% 4/24/2028 (USD-SOFR + 0.95% on 4/24/2027) (f)	5,452	5,498
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (f)	430	445
State Street Corp. 4.729% 2/28/2030	25,000	25,561
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (f)	254	257
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (f)	35,398	36,685
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (f)	6,895	7,059
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,411
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,842
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	31,114
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	457
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (d)	10,000	10,392
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 5.863% 6/1/2037 (c)	AUD7,500	5,050
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.213% 12/1/2038 (c)	50	34
Svenska Handelsbanken AB 5.50% 6/15/2028 (d)	USD5,000	5,182
Swedbank AB 6.136% 9/12/2026 (d)	12,825	13,069
Synchrony Bank 5.625% 8/23/2027	17,000	17,364
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (f)	6,762	6,822
The Bank of Nova Scotia 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (f)	20,000	20,342
Toronto-Dominion Bank (The) 4.568% 12/17/2026	8,891	8,942
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,410
Toronto-Dominion Bank (The) 4.861% 1/31/2028	20,000	20,355
Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,317	2,370
Toronto-Dominion Bank (The) 4.808% 6/3/2030	34,000	34,761
Travelers Cos., Inc. 5.05% 7/24/2035	2,819	2,871
Travelers Cos., Inc. 2.55% 4/27/2050	1,601	989
Travelers Cos., Inc. 5.45% 5/25/2053	1,773	1,776
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (f)	10,000	10,023
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (f)	6,099	6,607
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (f)	4,343	4,495
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	8,394	8,608
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	24,833	25,564
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (f)	5,000	5,299
U.S. Bancorp 3.10% 4/27/2026	7,000	6,963
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	31,436	31,789
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (f)	1,500	1,561
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (f)	6,064	6,271
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (f)	13,200	13,542
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (f)	20,000	20,716
UBS Group AG 4.55% 4/17/2026	7,000	7,020
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026) (d)(f)	20,000	20,072
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (d)(f)	10,300	10,197
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (d)(f)	38,389	38,009
The Bond Fund of America — Page 63 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026) (d)(f)	USD50,000	$50,172
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (d)(f)	19,621	19,161
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (d)(f)	6,750	6,809
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027) (d)(f)	6,000	6,235
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (d)(f)	5,485	5,440
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(f)	9,650	9,972
UBS Group AG 3.126% 8/13/2030 (3-month USD CME Term SOFR + 1.73% on 8/13/2029) (d)(f)	2,600	2,484
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (d)(f)	23,125	24,158
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (d)(f)	18,250	18,047
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (d)(f)	11,788	10,404
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(f)	8,322	7,703
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (d)(f)	15,694	14,000
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (d)(f)	15,625	19,583
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026) (d)(f)	8,430	8,225
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,704
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025 (d)(g)(k)	500 (b)	— (b)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	53,097	54,344
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (f)	225	219
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (f)	38,248	38,708
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (f)	995	1,014
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	12,580	13,040
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (f)	20,000	21,188
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (f)	37,105	38,220
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (f)	17,523	18,134
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	53,290	54,973
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (f)	1,952	1,818
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (f)	35,000	36,378
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (f)	1,038	1,091
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (f)	1,056	1,174
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (f)	26,904	28,245
Wells Fargo & Co. 4.892% 9/15/2036 (USD-SOFR + 1.34% on 9/15/2035) (f)	84	84
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (f)	49,366	43,401
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (f)	11,339	11,108
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (f)	23,100	20,740
Westpac Banking Corp. 2.963% 11/16/2040	4,500	3,447
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,165	2,082
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	923
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,000	4,098
		7,368,070
Health care 3.45%
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,212
AbbVie, Inc. 4.80% 3/15/2029	7,000	7,160
AbbVie, Inc. 3.20% 11/21/2029	3,606	3,480
AbbVie, Inc. 4.95% 3/15/2031	14,000	14,474
The Bond Fund of America — Page 64 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie, Inc. 5.05% 3/15/2034	USD110,921	$114,179
AbbVie, Inc. 5.20% 3/15/2035	13,146	13,611
AbbVie, Inc. 5.35% 3/15/2044	3,625	3,647
AbbVie, Inc. 5.40% 3/15/2054	38,271	38,082
AbbVie, Inc. 5.60% 3/15/2055	5,833	5,973
Amgen, Inc. 5.15% 3/2/2028	45,847	46,924
Amgen, Inc. 3.00% 2/22/2029	3,098	2,984
Amgen, Inc. 4.05% 8/18/2029	16,265	16,207
Amgen, Inc. 2.45% 2/21/2030	12,942	11,992
Amgen, Inc. 5.25% 3/2/2030	15,000	15,552
Amgen, Inc. 2.30% 2/25/2031	3,704	3,337
Amgen, Inc. 4.20% 3/1/2033	19,725	19,191
Amgen, Inc. 5.25% 3/2/2033	79,335	82,203
Amgen, Inc. 4.875% 3/1/2053	31,500	28,113
Amgen, Inc. 5.65% 3/2/2053	25,741	25,693
AstraZeneca Finance, LLC 4.90% 2/26/2031	41,711	43,087
AstraZeneca Finance, LLC 2.25% 5/28/2031	729	660
AstraZeneca Finance, LLC 5.00% 2/26/2034	20,300	20,944
AstraZeneca PLC 3.375% 11/16/2025	20,139	20,112
AstraZeneca PLC 0.70% 4/8/2026	2,291	2,252
AstraZeneca PLC 1.375% 8/6/2030	4,305	3,791
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,552
Avantor Funding, Inc. 4.625% 7/15/2028 (d)	6,320	6,223
Baxter International, Inc. 1.915% 2/1/2027	11,403	11,056
Baxter International, Inc. 2.272% 12/1/2028	414	389
Baxter International, Inc. 2.539% 2/1/2032	5,549	4,866
Baxter International, Inc. 3.132% 12/1/2051	663	423
Bayer US Finance II, LLC 4.375% 12/15/2028 (d)	4,250	4,236
Bayer US Finance, LLC 6.25% 1/21/2029 (d)	18,629	19,597
Becton, Dickinson and Co. 4.874% 2/8/2029	10,000	10,200
Becton, Dickinson and Co. 5.081% 6/7/2029	4,307	4,424
Becton, Dickinson and Co. 4.298% 8/22/2032	327	322
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)	44,000	42,762
Biocon Biologics Global PLC 6.67% 10/9/2029	5,000	4,859
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,654
Bristol-Myers Squibb Co. 3.20% 6/15/2026	5,594	5,568
Bristol-Myers Squibb Co. 4.90% 2/22/2029	15,000	15,406
Bristol-Myers Squibb Co. 3.40% 7/26/2029	1,582	1,543
Bristol-Myers Squibb Co. 5.10% 2/22/2031	8,299	8,633
Bristol-Myers Squibb Co. 2.95% 3/15/2032	8,930	8,203
Bristol-Myers Squibb Co. 5.20% 2/22/2034	87,310	90,573
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	9,063
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,711
Bristol-Myers Squibb Co. 6.25% 11/15/2053	7,840	8,567
Bristol-Myers Squibb Co. 5.55% 2/22/2054	36,405	36,309
Bristol-Myers Squibb Co. 5.65% 2/22/2064	16,350	16,227
Cencora, Inc. 2.70% 3/15/2031	2,809	2,577
Centene Corp. 4.25% 12/15/2027	58,085	57,087
Centene Corp. 2.45% 7/15/2028	65,553	60,966
Centene Corp. 4.625% 12/15/2029	41,433	40,200
Centene Corp. 3.375% 2/15/2030	41,054	37,793
Centene Corp. 3.00% 10/15/2030	12,066	10,789
Centene Corp. 2.50% 3/1/2031	48,319	41,653
Centene Corp. 2.625% 8/1/2031	30,803	26,481
The Bond Fund of America — Page 65 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Charles River Laboratories International, Inc. 3.75% 3/15/2029 (d)	USD4,335	$4,109
Cigna Group (The) 5.25% 1/15/2036	40,500	41,032
Cigna Group (The) 6.00% 1/15/2056	20,442	21,221
CVS Health Corp. 1.30% 8/21/2027	10,000	9,476
CVS Health Corp. 3.25% 8/15/2029	10,362	9,936
CVS Health Corp. 5.125% 2/21/2030	7,000	7,177
CVS Health Corp. 1.75% 8/21/2030	5,660	4,970
CVS Health Corp. 5.25% 1/30/2031	7,000	7,207
CVS Health Corp. 1.875% 2/28/2031	13,185	11,463
CVS Health Corp. 5.55% 6/1/2031	80,915	84,667
CVS Health Corp. 5.00% 9/15/2032	46,173	46,756
CVS Health Corp. 5.25% 2/21/2033	10,737	10,989
CVS Health Corp. 5.70% 6/1/2034	45,173	47,161
CVS Health Corp. 5.45% 9/15/2035	53,914	54,888
CVS Health Corp. 6.05% 6/1/2054	32,405	32,801
CVS Health Corp. 6.20% 9/15/2055	54,897	56,540
CVS Health Corp. 6.00% 6/1/2063	7,180	7,079
CVS Health Corp. 6.25% 9/15/2065	5,085	5,176
DaVita, Inc. 3.75% 2/15/2031 (d)	4,000	3,666
Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,251
Elevance Health, Inc. 5.20% 2/15/2035	10,490	10,696
Elevance Health, Inc. 5.00% 1/15/2036	6,025	5,984
Elevance Health, Inc. 4.55% 5/15/2052	4,934	4,142
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,265
Elevance Health, Inc. 5.70% 2/15/2055	5,012	4,964
Elevance Health, Inc. 5.70% 9/15/2055	21,500	21,325
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,841
Eli Lilly and Co. 5.10% 2/12/2035	39,525	40,906
Eli Lilly and Co. 4.90% 10/15/2035	6,014	6,095
Eli Lilly and Co. 4.875% 2/27/2053	15,000	14,000
Eli Lilly and Co. 5.50% 2/12/2055	30,556	31,233
Eli Lilly and Co. 5.55% 10/15/2055	13,192	13,581
Eli Lilly and Co. 5.65% 10/15/2065	8,058	8,327
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	25,000	25,771
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,083
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,756
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	174
Gilead Sciences, Inc. 5.25% 10/15/2033	57,555	60,382
Gilead Sciences, Inc. 2.80% 10/1/2050	65	42
Gilead Sciences, Inc. 5.55% 10/15/2053	17,921	18,103
Gilead Sciences, Inc. 5.50% 11/15/2054	1,500	1,512
HCA, Inc. 5.20% 6/1/2028	12,219	12,516
HCA, Inc. 5.875% 2/1/2029	5,134	5,346
HCA, Inc. 4.125% 6/15/2029	2,034	2,017
HCA, Inc. 2.375% 7/15/2031	2,003	1,777
HCA, Inc. 3.625% 3/15/2032	9,673	9,077
HCA, Inc. 5.25% 6/15/2049	5,977	5,479
HCA, Inc. 4.625% 3/15/2052	323	267
Humana, Inc. 3.70% 3/23/2029	2,424	2,369
Humana, Inc. 5.375% 4/15/2031	20,770	21,370
Humana, Inc. 5.95% 3/15/2034	2,500	2,630
Humana, Inc. 5.55% 5/1/2035	23,265	23,714
Humana, Inc. 5.75% 4/15/2054	5,350	5,110
Humana, Inc. 6.00% 5/1/2055	6,000	5,945
The Bond Fund of America — Page 66 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
IQVIA, Inc. 5.00% 10/15/2026 (d)	USD5,750	$5,748
Johnson & Johnson 1.30% 9/1/2030	22,427	19,834
Johnson & Johnson 4.95% 6/1/2034	13,000	13,670
Johnson & Johnson 5.00% 3/1/2035	4,783	4,974
Johnson & Johnson 5.25% 6/1/2054	2,555	2,606
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	520
Medline Borrower, LP 6.25% 4/1/2029 (d)	5,194	5,332
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	4,500	4,533
Merck & Co., Inc. 1.70% 6/10/2027	18,478	17,858
Merck & Co., Inc. 1.45% 6/24/2030	465	412
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,319
Molina Healthcare, Inc. 4.375% 6/15/2028 (d)	2,125	2,074
Molina Healthcare, Inc. 3.875% 11/15/2030 (d)	2,665	2,468
Molina Healthcare, Inc. 3.875% 5/15/2032 (d)	15,500	14,076
Novant Health, Inc. 3.168% 11/1/2051	5,500	3,737
Novartis Capital Corp. 2.00% 2/14/2027	412	402
Novartis Capital Corp. 2.20% 8/14/2030	9,078	8,349
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	4,995	4,014
Owens & Minor, Inc. 6.625% 4/1/2030 (d)	1,110	917
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 8.013% 3/29/2029 (c)(j)	4,460	4,458
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	142
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	69,106	69,837
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,909
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	33,259	32,164
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,381
Pfizer, Inc. 1.70% 5/28/2030	690	619
Roche Holdings, Inc. 1.93% 12/13/2028 (d)	3,114	2,928
Roche Holdings, Inc. 2.076% 12/13/2031 (d)	28,187	24,747
Roche Holdings, Inc. 4.592% 9/9/2034 (d)	18,067	18,072
Roche Holdings, Inc. 5.218% 3/8/2054 (d)	1,967	1,938
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	528
Stryker Corp. 4.85% 2/10/2030	5,500	5,639
Stryker Corp. 5.20% 2/10/2035	9,000	9,285
Summa Health 3.511% 11/15/2051	187	152
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,666
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	78,820	80,148
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	19,095	19,687
Tenet Healthcare Corp. 5.125% 11/1/2027	4,565	4,561
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,926	3,860
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	11,455	11,453
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	168,379	174,930
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	101,090	101,718
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	56,135	61,330
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	59,885	68,545
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	15,755	16,420
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	110,790	82,780
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	11,240	11,587
Therrmo Fisher Scientific Inc. 4.794% 10/7/2035	13,133	13,133
UnitedHealth Group, Inc. 3.70% 12/15/2025	15,430	15,415
UnitedHealth Group, Inc. 4.40% 6/15/2028	3,000	3,030
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,120
UnitedHealth Group, Inc. 4.80% 1/15/2030	11,475	11,726
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	12,275
UnitedHealth Group, Inc. 4.65% 1/15/2031	17,000	17,235
The Bond Fund of America — Page 67 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.95% 1/15/2032	USD21,500	$22,036
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,161	3,117
UnitedHealth Group, Inc. 5.35% 2/15/2033	33,897	35,439
UnitedHealth Group, Inc. 5.15% 7/15/2034	61,025	62,655
UnitedHealth Group, Inc. 5.30% 6/15/2035	51,253	53,003
UnitedHealth Group, Inc. 3.05% 5/15/2041	7,293	5,551
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,328
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,881
UnitedHealth Group, Inc. 3.25% 5/15/2051	4,712	3,216
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	4,004
UnitedHealth Group, Inc. 5.375% 4/15/2054	5,950	5,718
UnitedHealth Group, Inc. 5.625% 7/15/2054	32,606	32,452
UnitedHealth Group, Inc. 5.95% 6/15/2055	29,456	30,732
UnitedHealth Group, Inc. 5.75% 7/15/2064	5,300	5,281
Viatris, Inc. 4.00% 6/22/2050	36,910	25,199
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,812
		3,343,821
Utilities 3.30%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,983
AEP Texas, Inc. 3.45% 5/15/2051	1,563	1,081
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,073
AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,931
AEP Transmission Co., LLC 5.375% 6/15/2035	1,325	1,372
AES Andes SA 6.30% 3/15/2029 (d)	7,753	8,116
Alabama Power Co. 3.00% 3/15/2052	22,980	15,247
Alfa Transmisora De Energia SA 4.55% 9/27/2051	8,860	7,098
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (d)	5,641	4,519
American Electric Power Co., Inc. 1.00% 11/1/2025	317	316
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	31,283
American Transmission Systems, Inc. 2.65% 1/15/2032 (d)	1,218	1,093
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,955
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	177
Buffalo Energy Mexico Holdings 7.875% 2/15/2039	7,412	8,022
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (d)	826	894
Calpine Corp. 4.50% 2/15/2028 (d)	4,000	3,986
CenterPoint Energy, Inc. 2.65% 6/1/2031	10,996	9,967
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (d)	2,954	3,107
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	895	942
China Huaneng Group Co., Ltd. 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (f)	4,009	4,076
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	7,050	7,115
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (d)	7,281	7,155
CMS Energy Corp. 3.00% 5/15/2026	5,589	5,546
Comision Federal de Electricidad 4.688% 5/15/2029 (d)	30,765	30,335
Comision Federal de Electricidad 4.688% 5/15/2029	10,000	9,860
Comision Federal de Electricidad 3.348% 2/9/2031	25,000	22,545
Comision Federal de Electricidad 3.875% 7/26/2033	21,750	19,230
Comision Federal de Electricidad 6.45% 1/24/2035 (d)	22,000	22,451
Commonwealth Edison Co. 3.125% 3/15/2051	1,383	933
Commonwealth Edison Co. 2.75% 9/1/2051	616	385
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,653	7,655
Consumers Energy Co. 3.80% 11/15/2028	593	590
Consumers Energy Co. 4.50% 1/15/2031	11,384	11,508
The Bond Fund of America — Page 68 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 3.60% 8/15/2032	USD37,600	$35,608
Consumers Energy Co. 4.625% 5/15/2033	944	945
Consumers Energy Co. 5.05% 5/15/2035	17,859	18,179
Consumers Energy Co. 3.10% 8/15/2050	1,515	1,046
DTE Electric Co. 4.85% 12/1/2026	1,350	1,365
DTE Electric Co. 3.70% 3/15/2045	107	84
DTE Energy Co. 2.85% 10/1/2026	539	533
DTE Energy Co. 5.10% 3/1/2029	8,650	8,867
DTE Energy Co. 2.25% 3/1/2030	1,557	1,438
Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,325
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	384
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,276	4,200
Duke Energy Corp. 5.75% 9/15/2033	33,869	36,019
Duke Energy Corp. 5.00% 8/15/2052	331	298
Duke Energy Florida, LLC 1.75% 6/15/2030	10,577	9,474
Duke Energy Florida, LLC 5.875% 11/15/2033	4,052	4,376
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,624
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,797
Duke Energy Progress, LLC 2.00% 8/15/2031	769	677
Duke Energy Progress, LLC 2.50% 8/15/2050	354	213
Edison International 4.125% 3/15/2028	8,621	8,465
Edison International 5.25% 11/15/2028	21,616	21,794
Edison International 5.45% 6/15/2029	44,640	45,004
Edison International 6.95% 11/15/2029	26,673	28,322
Edison International 6.25% 3/15/2030	50,588	52,628
Edison International 5.25% 3/15/2032	53,340	52,873
Electricite de France SA 5.65% 4/22/2029 (d)	10,000	10,435
Electricite de France SA 6.25% 5/23/2033 (d)	8,275	9,036
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	EUR15,000	17,176
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(f)	USD8,775	10,181
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,024
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (f)	319	321
Enel Finance International NV 4.125% 9/30/2028 (d)	11,875	11,846
Enel Finance International NV 5.125% 6/26/2029 (d)	15,000	15,371
Enel Finance International NV 4.375% 9/30/2030 (d)	3,000	2,981
Enel Finance International NV 5.00% 9/30/2035 (d)	3,000	2,958
Enfragen Energia Sur SA 5.375% 12/30/2030	6,848	6,381
Enfragen Energia Sur SA 8.499% 6/30/2032 (d)	2,480	2,612
Engie Energia Chile SA 3.40% 1/28/2030 (d)	7,054	6,655
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	9,060	8,990
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (d)	8,250	8,186
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (d)	1,143	1,052
Entergy Corp. 1.90% 6/15/2028	6,531	6,163
Entergy Corp. 2.40% 6/15/2031	16,078	14,380
Entergy Louisiana, LLC 3.12% 9/1/2027	4,780	4,714
Entergy Louisiana, LLC 1.60% 12/15/2030	1,700	1,493
Entergy Louisiana, LLC 2.35% 6/15/2032	395	348
Entergy Louisiana, LLC 5.35% 3/15/2034	5,000	5,194
Entergy Louisiana, LLC 2.90% 3/15/2051	14,533	9,378
Eversource Energy 3.30% 1/15/2028	6,812	6,670
Exelon Corp. 4.10% 3/15/2052	1,725	1,353
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (d)	12,030	12,865
The Bond Fund of America — Page 69 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 1.60% 1/15/2026	USD54,243	$53,773
FirstEnergy Corp. 2.65% 3/1/2030	24,041	22,318
FirstEnergy Corp. 2.25% 9/1/2030	41,879	37,655
FirstEnergy Corp., Series B, 3.90% 7/15/2027	10,000	9,941
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (d)	18,927	18,193
Florida Power & Light Co. 4.40% 5/15/2028	16,905	17,102
Florida Power & Light Co. 4.80% 5/15/2033	4,333	4,411
Florida Power & Light Co. 5.30% 6/15/2034	11,633	12,143
Florida Power & Light Co. 2.875% 12/4/2051	14,003	9,062
Florida Power & Light Co. 5.30% 4/1/2053	209	206
Florida Power & Light Co. 5.60% 6/15/2054	5,331	5,458
Florida Power & Light Co. 5.70% 3/15/2055	7,500	7,784
Georgia Power Co. 4.00% 10/1/2028	5,000	5,001
Georgia Power Co. 5.25% 3/15/2034	2,204	2,275
Grupo Energia Bogota SA ESP 7.85% 11/9/2033 (d)	2,500	2,905
Jersey Central Power & Light Co. 2.75% 3/1/2032 (d)	488	437
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,713	1,737
Kallpa Generacion SA 5.875% 1/30/2032 (d)	2,500	2,621
MidAmerican Energy Co. 5.35% 1/15/2034	350	366
MidAmerican Energy Co. 5.75% 11/1/2035	576	618
MidAmerican Energy Co. 3.15% 4/15/2050	2,964	2,041
Minejesa Capital BV 4.625% 8/10/2030	3,693	3,668
Minejesa Capital BV 5.625% 8/10/2037	12,000	11,931
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,430
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	10,700	10,818
Niagara Energy S.A.C. 5.746% 10/3/2034 (d)	4,400	4,534
Niagara Energy S.A.C. 5.746% 10/3/2034	3,000	3,091
NiSource, Inc. 5.40% 6/30/2033	1,422	1,475
NiSource, Inc. 5.00% 6/15/2052	24	22
Northern States Power Co. 2.25% 4/1/2031	5,199	4,721
Northern States Power Co. 5.05% 5/15/2035	12,933	13,200
Northern States Power Co. 5.10% 5/15/2053	944	899
Northern States Power Co. 5.40% 3/15/2054	10,757	10,683
Northern States Power Co. 5.65% 5/15/2055	600	617
NRG Energy, Inc. 3.625% 2/15/2031 (d)	5,000	4,627
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025	716	716
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	806
Pacific Gas and Electric Co. 3.15% 1/1/2026	107,080	106,747
Pacific Gas and Electric Co. 2.95% 3/1/2026	36,030	35,786
Pacific Gas and Electric Co. 2.10% 8/1/2027	49,141	47,249
Pacific Gas and Electric Co. 3.30% 12/1/2027	21,061	20,617
Pacific Gas and Electric Co. 3.00% 6/15/2028	30,474	29,390
Pacific Gas and Electric Co. 3.75% 7/1/2028	16,189	15,905
Pacific Gas and Electric Co. 4.65% 8/1/2028	22,982	23,052
Pacific Gas and Electric Co. 5.55% 5/15/2029	4,059	4,180
Pacific Gas and Electric Co. 4.55% 7/1/2030	119,978	119,193
Pacific Gas and Electric Co. 2.50% 2/1/2031	118,178	105,335
Pacific Gas and Electric Co. 3.25% 6/1/2031	23,108	21,261
Pacific Gas and Electric Co. 4.40% 3/1/2032	3,690	3,601
Pacific Gas and Electric Co. 5.90% 6/15/2032	22,466	23,504
Pacific Gas and Electric Co. 5.05% 10/15/2032	41,000	40,922
Pacific Gas and Electric Co. 6.15% 1/15/2033	12,489	13,228
Pacific Gas and Electric Co. 6.40% 6/15/2033	113,985	122,581
Pacific Gas and Electric Co. 6.95% 3/15/2034	28,963	32,167
The Bond Fund of America — Page 70 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.80% 5/15/2034	USD17,000	$17,624
Pacific Gas and Electric Co. 5.70% 3/1/2035	69,193	70,929
Pacific Gas and Electric Co. 6.00% 8/15/2035	59,834	62,668
Pacific Gas and Electric Co. 3.30% 8/1/2040	37,542	28,473
Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	17,629
Pacific Gas and Electric Co. 4.95% 7/1/2050	62,635	53,807
Pacific Gas and Electric Co. 3.50% 8/1/2050	47,771	32,640
Pacific Gas and Electric Co. 6.15% 3/1/2055	3,578	3,602
PacifiCorp 5.10% 2/15/2029	22,351	22,935
PacifiCorp 2.70% 9/15/2030	2,113	1,951
PacifiCorp 5.45% 2/15/2034	45,074	46,195
PacifiCorp 3.30% 3/15/2051	25,043	16,530
PacifiCorp 2.90% 6/15/2052	54,354	33,201
PacifiCorp 5.35% 12/1/2053	10,295	9,506
PacifiCorp 5.50% 5/15/2054	22,000	20,795
PacifiCorp 5.80% 1/15/2055	43,338	42,516
PECO Energy Co. 4.875% 9/15/2035	10,915	10,978
PECO Energy Co. 2.80% 6/15/2050	10,000	6,473
PECO Energy Co. 5.65% 9/15/2055	6,325	6,471
PG&E Corp. 5.00% 7/1/2028	11,000	10,907
PG&E Corp. 5.25% 7/1/2030	12,000	11,841
Progress Energy, Inc. 7.00% 10/30/2031	2,978	3,354
Public Service Co. of Colorado 5.35% 5/15/2034	445	460
Public Service Co. of Colorado 2.70% 1/15/2051	1,887	1,164
Public Service Electric and Gas Co. 0.95% 3/15/2026	12,926	12,734
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	261
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,849
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,486	3,257
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,222	4,584
Public Service Electric and Gas Co. 5.20% 8/1/2033	2,455	2,551
Public Service Electric and Gas Co. 4.85% 8/1/2034	3,400	3,434
Public Service Electric and Gas Co. 5.05% 3/1/2035	9,800	10,004
Public Service Electric and Gas Co. 4.90% 8/15/2035	24,928	25,135
Public Service Electric and Gas Co. 3.20% 8/1/2049	2,475	1,751
Public Service Electric and Gas Co. 3.15% 1/1/2050	10,801	7,556
Public Service Electric and Gas Co. 2.70% 5/1/2050	3,392	2,151
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,342	729
Public Service Electric and Gas Co. 3.00% 3/1/2051	2,474	1,641
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,054	1,005
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,616	2,570
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	18,175	18,593
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	425	373
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,934	1,982
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,422
Southern California Edison Co. 1.20% 2/1/2026	10,000	9,885
Southern California Edison Co. 4.90% 6/1/2026	10,000	10,034
Southern California Edison Co. 3.65% 3/1/2028	12,975	12,754
Southern California Edison Co. 5.65% 10/1/2028	2,679	2,765
Southern California Edison Co. 4.20% 3/1/2029	2,011	1,986
Southern California Edison Co. 5.15% 6/1/2029	8,134	8,278
Southern California Edison Co. 2.85% 8/1/2029	66,015	61,867
Southern California Edison Co. 5.25% 3/15/2030	104,853	106,953
Southern California Edison Co. 2.25% 6/1/2030	19,374	17,377
Southern California Edison Co. 2.50% 6/1/2031	24,190	21,469
The Bond Fund of America — Page 71 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.45% 6/1/2031	USD42,769	$44,076
Southern California Edison Co. 2.75% 2/1/2032	5,448	4,794
Southern California Edison Co. 5.95% 11/1/2032	2,702	2,850
Southern California Edison Co. 5.20% 6/1/2034	12,157	12,093
Southern California Edison Co. 5.45% 3/1/2035	43,997	44,556
Southern California Edison Co. 5.75% 4/1/2035	3,714	3,835
Southern California Edison Co. 5.35% 7/15/2035	40,824	41,033
Southern California Edison Co. 5.625% 2/1/2036	6,482	6,548
Southern California Edison Co. 4.50% 9/1/2040	15,388	13,627
Southern California Edison Co. 3.65% 2/1/2050	20,965	14,674
Southern California Edison Co. 2.95% 2/1/2051	34,574	21,180
Southern California Edison Co. 3.65% 6/1/2051	1,178	816
Southern California Edison Co. 3.45% 2/1/2052	9,748	6,493
Southern California Edison Co. 5.75% 4/15/2054	1,638	1,552
Southern California Edison Co. 5.90% 3/1/2055	4,743	4,610
Southern California Edison Co. 6.20% 9/15/2055	37,104	37,450
Southwestern Electric Power Co. 1.65% 3/15/2026	11,375	11,243
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	14,808	15,729
Tampa Electric Co. 5.15% 3/1/2035	33,500	33,983
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,917	5,830
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,074
Union Electric Co. 5.25% 4/15/2035	4,884	5,039
Union Electric Co. 2.625% 3/15/2051	132	82
Union Electric Co. 3.90% 4/1/2052	5,303	4,152
Union Electric Co. 5.125% 3/15/2055	441	418
Virginia Electric & Power 2.95% 11/15/2026	265	262
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,361
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,654
Virginia Electric & Power 2.40% 3/30/2032	990	875
WEC Energy Group, Inc. 5.15% 10/1/2027	8,793	8,963
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,725	1,719
Wisconsin Electric Power Co. 4.60% 10/1/2034	1,867	1,861
Wisconsin Electric Power Co. 5.05% 10/1/2054	192	180
Wisconsin Power and Light Co. 1.95% 9/16/2031	5,316	4,602
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,226
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,969
Wisconsin Public Service Corp. 2.85% 12/1/2051	387	245
Xcel Energy, Inc. 3.35% 12/1/2026	439	435
Xcel Energy, Inc. 2.35% 11/15/2031	29,892	26,342
Xcel Energy, Inc. 5.45% 8/15/2033	22,747	23,547
Xcel Energy, Inc. 5.50% 3/15/2034	6,406	6,615
Xcel Energy, Inc. 5.60% 4/15/2035	33,584	34,842
XPLR Infrastructure Operating Partners, LP 3.875% 10/15/2026 (d)	3,535	3,487
		3,201,371
Consumer discretionary 3.16%
Advance Auto Parts, Inc. 7.00% 8/1/2030 (d)	5,210	5,364
Advance Auto Parts, Inc. 7.375% 8/1/2033 (d)	8,205	8,468
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	5,000	4,511
Alibaba Group Holding, Ltd. 5.25% 5/26/2035 (d)	13,830	14,486
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	4,000	3,699
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	13,406	9,993
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	6,300	5,414
Alibaba Group Holding, Ltd. 5.625% 11/26/2054 (d)	2,690	2,815
The Bond Fund of America — Page 72 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Allied Universal Holdco, LLC 4.625% 6/1/2028 (d)	USD2,105	$2,065
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,688
Amazon.com, Inc. 2.10% 5/12/2031	25,000	22,503
Arcos Dorados BV 6.375% 1/29/2032 (d)	3,465	3,659
Atlas LuxCo 4 SARL 4.625% 6/1/2028 (d)	1,610	1,580
BMW US Capital, LLC 2.55% 4/1/2031 (d)	5,056	4,569
BMW US Capital, LLC 3.70% 4/1/2032 (d)	1,701	1,615
Carnival Corp. 4.00% 8/1/2028 (d)	1,000	986
Carnival Corp. 5.125% 5/1/2029 (d)	17,725	17,725
Carnival Corp. 6.00% 5/1/2029 (d)	8,000	8,125
Carnival Corp. 5.75% 3/15/2030 (d)	43,000	43,931
Carnival Corp. 5.75% 8/1/2032 (d)	56,125	57,187
Carnival Corp. 6.125% 2/15/2033 (d)	23,270	23,867
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (d)	5,837	5,900
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (d)	10,000	10,145
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (d)	9,125	8,602
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (d)	25,000	25,724
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (d)	7,312	6,479
Ford Motor Co. 3.25% 2/12/2032	3,737	3,271
Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,565	1,562
Ford Motor Credit Co., LLC 6.95% 3/6/2026	7,984	8,048
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,616	5,690
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,025	1,009
Ford Motor Credit Co., LLC 5.125% 11/5/2026	33,000	33,119
Ford Motor Credit Co., LLC 4.271% 1/9/2027	1,035	1,027
Ford Motor Credit Co., LLC 5.80% 3/5/2027	23,000	23,240
Ford Motor Credit Co., LLC 5.85% 5/17/2027	10,000	10,127
Ford Motor Credit Co., LLC 4.95% 5/28/2027	13,086	13,069
Ford Motor Credit Co., LLC 4.125% 8/17/2027	4,655	4,580
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,305	7,128
Ford Motor Credit Co., LLC 7.35% 11/4/2027	101,876	106,273
Ford Motor Credit Co., LLC 2.90% 2/16/2028	34,880	33,167
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	23,174
Ford Motor Credit Co., LLC 6.798% 11/7/2028	11,114	11,607
Ford Motor Credit Co., LLC 2.90% 2/10/2029	63,900	59,220
Ford Motor Credit Co., LLC 5.80% 3/8/2029	39,924	40,525
Ford Motor Credit Co., LLC 5.113% 5/3/2029	69,292	68,796
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	41,733
Ford Motor Credit Co., LLC 5.875% 11/7/2029	34,300	34,908
Ford Motor Credit Co., LLC 7.35% 3/6/2030	75,790	81,150
Ford Motor Credit Co., LLC 7.20% 6/10/2030	9,625	10,294
Ford Motor Credit Co., LLC 5.73% 9/5/2030	36,306	36,620
Ford Motor Credit Co., LLC 4.00% 11/13/2030	47,971	44,762
Ford Motor Credit Co., LLC 6.05% 3/5/2031	107,463	109,984
Ford Motor Credit Co., LLC 3.625% 6/17/2031	59,171	53,832
Ford Motor Credit Co., LLC 6.054% 11/5/2031	186,953	191,148
Ford Motor Credit Co., LLC 6.532% 3/19/2032	23,554	24,520
Ford Motor Credit Co., LLC 7.122% 11/7/2033	18,000	19,249
Ford Motor Credit Co., LLC 6.125% 3/8/2034	23,656	23,783
Ford Motor Credit Co., LLC 6.50% 2/7/2035	80,726	82,977
General Motors Co. 5.625% 4/15/2030	12,500	12,965
General Motors Financial Co., Inc. 1.50% 6/10/2026	3,006	2,950
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,876	1,898
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,204
The Bond Fund of America — Page 73 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 5.45% 9/6/2034	USD4,483	$4,512
General Motors Financial Co., Inc. 5.90% 1/7/2035	40,668	41,981
General Motors Financial Co., Inc. 6.15% 7/15/2035	6,290	6,582
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	16,500	15,196
GOHL Capital, Ltd. 4.25% 1/24/2027	29,800	29,718
Hanesbrands, Inc. 9.00% 2/15/2031 (d)	3,681	3,901
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (d)	13,960	13,221
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 (d)	11,040	10,114
Home Depot, Inc. 2.95% 6/15/2029	11,320	10,922
Home Depot, Inc. 2.70% 4/15/2030	25,000	23,556
Home Depot, Inc. 4.85% 6/25/2031	16,291	16,821
Home Depot, Inc. 4.95% 6/25/2034	62,926	64,464
Home Depot, Inc. 5.30% 6/25/2054	33,031	32,351
Hyatt Hotels Corp. 5.05% 3/30/2028	8,478	8,618
Hyatt Hotels Corp. 5.75% 3/30/2032	8,010	8,358
Hyundai Capital America 1.80% 10/15/2025 (d)	53,247	53,192
Hyundai Capital America 6.25% 11/3/2025 (d)	6,000	6,009
Hyundai Capital America 1.30% 1/8/2026 (d)	17,000	16,863
Hyundai Capital America 5.50% 3/30/2026 (d)	5,000	5,026
Hyundai Capital America 1.50% 6/15/2026 (d)	24,066	23,611
Hyundai Capital America 1.65% 9/17/2026 (d)	36,910	36,020
Hyundai Capital America 3.00% 2/10/2027 (d)	19,717	19,383
Hyundai Capital America 5.30% 3/19/2027 (d)	14,986	15,195
Hyundai Capital America 4.85% 3/25/2027 (d)	43,000	43,345
Hyundai Capital America 4.875% 6/23/2027 (d)	15,567	15,707
Hyundai Capital America 5.275% 6/24/2027 (d)	12,500	12,697
Hyundai Capital America 2.375% 10/15/2027 (d)	14,154	13,626
Hyundai Capital America 5.00% 1/7/2028 (d)	15,000	15,214
Hyundai Capital America 5.60% 3/30/2028 (d)	3,300	3,394
Hyundai Capital America 2.00% 6/15/2028 (d)	13,912	13,086
Hyundai Capital America 4.90% 6/23/2028 (d)	21,844	22,160
Hyundai Capital America 2.10% 9/15/2028 (d)	7,900	7,406
Hyundai Capital America 4.25% 9/18/2028 (d)	13,214	13,189
Hyundai Capital America 6.10% 9/21/2028 (d)	1,000	1,046
Hyundai Capital America 5.30% 1/8/2029 (d)	2,748	2,815
Hyundai Capital America 6.50% 1/16/2029 (d)	5,119	5,428
Hyundai Capital America 4.55% 9/26/2029 (d)	24,606	24,666
Hyundai Capital America 5.30% 1/8/2030 (d)	37,000	38,015
Hyundai Capital America 5.15% 3/27/2030 (d)	3,500	3,574
Hyundai Capital America 5.10% 6/24/2030 (d)	18,350	18,750
Hyundai Capital America 4.50% 9/18/2030 (d)	7,800	7,766
Hyundai Capital America 5.40% 6/24/2031 (d)	4,500	4,637
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (d)	6,570	6,498
International Game Technology PLC 6.25% 1/15/2027 (d)	3,500	3,535
KB Home 6.875% 6/15/2027	5,000	5,115
Marriott International, Inc. 4.20% 7/15/2027	8,000	8,028
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,355
Marriott International, Inc. 4.90% 4/15/2029	6,524	6,662
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,952
Marriott International, Inc. 4.50% 10/15/2031	3,000	2,988
Marriott International, Inc. 2.75% 10/15/2033	25,167	21,863
Marriott International, Inc. 5.35% 3/15/2035	5,000	5,116
McDonald’s Corp. 5.00% 5/17/2029	7,788	8,022
McDonald’s Corp. 4.95% 3/3/2035	30,043	30,453
The Bond Fund of America — Page 74 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.45% 9/1/2048	USD242	$209
McDonald’s Corp. 3.625% 9/1/2049	6,857	5,141
McDonald’s Corp. 4.20% 4/1/2050	708	583
McDonald’s Corp. 5.15% 9/9/2052	220	209
Meituan 3.05% 10/28/2030	15,000	13,983
Mercury Aggregator, LP, Term Loan, 19.00% 2/3/2026 (g)(j)	77	29
Mercury Aggregator, LP, Term Loan 2, 19.00% 2/3/2026 (g)(j)	44	17
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (d)	11,225	12,139
NIKE, Inc. 3.25% 3/27/2040	5,469	4,434
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (d)	6,000	6,006
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (d)	4,190	4,247
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (d)	4,874	4,702
Nissan Motor Acceptance Corp. 2.75% 3/9/2028 (d)	11,315	10,625
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (d)	15,000	13,775
Nissan Motor Acceptance Corp. 7.05% 9/15/2028 (d)	20,950	21,827
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (d)	23,000	22,583
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (d)	39,000	40,959
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (d)	7,308	6,889
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (d)	29,320	31,050
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (d)	58,195	62,508
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,398
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (d)	28,000	28,551
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (d)	15,115	15,423
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (d)	40,000	41,035
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	44,568	44,845
Sands China, Ltd. 3.80% 1/8/2026	13,000	12,974
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,774
Sands China, Ltd. 5.40% 8/8/2028	71,050	72,736
Sands China, Ltd. 4.375% 6/18/2030	12,000	11,807
Sands China, Ltd. 3.25% 8/8/2031	19,600	18,079
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029	7,500	7,676
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (d)	5,570	5,701
Starbucks Corp. 4.80% 5/15/2030	4,330	4,422
Starbucks Corp. 5.40% 5/15/2035	11,964	12,413
Taylor Morrison Communities, Inc. 5.75% 1/15/2028 (d)	3,500	3,552
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	8,070
Travel + Leisure Co. 6.625% 7/31/2026 (d)	4,000	4,032
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (d)	20,000	20,055
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (d)	20,000	20,069
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (d)	11,687	11,811
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (d)	36,540	39,266
		3,061,035
Energy 2.41%
APA Corp. 4.25% 1/15/2030	9,050	8,768
APA Corp. 4.75% 4/15/2043	2,588	1,991
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	388
Baker Hughes Holdings, LLC 4.486% 5/1/2030	2,026	2,046
Baytex Energy Corp. 7.375% 3/15/2032 (d)	3,610	3,537
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	3,287	3,295
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,719	2,759
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	25
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,261
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	193
The Bond Fund of America — Page 75 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources, Ltd. 5.40% 12/15/2034 (d)	USD3,000	$3,057
Cenovus Energy, Inc. 5.25% 6/15/2037	822	803
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	11,739
Chevron Corp. 3.078% 5/11/2050	8,419	5,848
Chevron USA, Inc. 1.018% 8/12/2027	2,757	2,624
Chevron USA, Inc. 4.687% 4/15/2030	27,000	27,645
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	4,665	4,835
CNX Resources Corp. 6.00% 1/15/2029 (d)	1,608	1,610
CNX Resources Corp. 7.375% 1/15/2031 (d)	1,437	1,483
CNX Resources Corp. 7.25% 3/1/2032 (d)	2,935	3,047
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053 (d)	8,155	8,755
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (d)	8,000	8,468
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043 (d)	3,869	4,142
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,301
ConocoPhillips Co. 3.80% 3/15/2052	12,105	9,106
ConocoPhillips Co. 5.30% 5/15/2053	27,401	26,149
ConocoPhillips Co. 5.55% 3/15/2054	11,488	11,329
ConocoPhillips Co. 5.50% 1/15/2055	5,802	5,688
Crescent Energy Finance, LLC 9.25% 2/15/2028 (d)	5,560	5,776
Devon Energy Corp. 5.20% 9/15/2034	23,000	22,910
Devon Energy Corp. 5.75% 9/15/2054	10,898	10,117
Diamondback Energy, Inc. 5.15% 1/30/2030	836	861
Diamondback Energy, Inc. 5.55% 4/1/2035	33,155	34,053
Diamondback Energy, Inc. 5.75% 4/18/2054	7,500	7,224
Ecopetrol SA 8.625% 1/19/2029	2,000	2,173
Ecopetrol SA 8.875% 1/13/2033	132,550	143,765
Ecopetrol SA 8.375% 1/19/2036	1,305	1,349
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	4,370	4,608
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (d)	4,000	3,845
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,684
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,081	5,126
EOG Resources, Inc. 4.40% 7/15/2028	1,024	1,034
EOG Resources, Inc. 3.90% 4/1/2035	8,000	7,433
EOG Resources, Inc. 5.35% 1/15/2036	2,642	2,714
EOG Resources, Inc. 5.65% 12/1/2054	6,490	6,503
EQT Corp. 7.00% 2/1/2030	15,000	16,340
Equinor ASA 3.125% 4/6/2030	22,503	21,573
Equinor ASA 3.25% 11/18/2049	5,687	4,090
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	26,046
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,832
Exxon Mobil Corp. 3.452% 4/15/2051	15,392	11,291
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	33,038	34,723
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	6,980	7,435
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	4,038	4,382
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (d)	8,743	9,203
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	1,988	2,011
Harvest Midstream I, LP 7.50% 5/15/2032 (d)	2,010	2,060
Hess Midstream Operations, LP 5.875% 3/1/2028 (d)	1,570	1,601
Hess Midstream Operations, LP 6.50% 6/1/2029 (d)	2,855	2,946
Hilcorp Energy I, LP 5.75% 2/1/2029 (d)	2,125	2,095
Hilcorp Energy I, LP 6.25% 4/15/2032 (d)	9,000	8,640
Kodiak Gas Services, LLC 6.50% 10/1/2033 (d)	665	678
Kodiak Gas Services, LLC 6.75% 10/1/2035 (d)	665	683
Matador Resources Co. 6.875% 4/15/2028 (d)	4,950	5,055
The Bond Fund of America — Page 76 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Matador Resources Co. 6.25% 4/15/2033 (d)	USD2,000	$2,014
MEG Energy Corp. 5.875% 2/1/2029 (d)	7,000	7,005
Modec Finance BV 7.84% 7/15/2026 (g)(l)	5,000	5,063
MPLX, LP 4.00% 3/15/2028	3,500	3,484
MPLX, LP 5.40% 9/15/2035	4,033	4,044
Murphy Oil Corp. 6.375% 7/15/2028	5,116	5,132
Murphy Oil Corp. 5.875% 12/1/2042 (f)	1,395	1,221
Murphy Oil USA, Inc. 3.75% 2/15/2031 (d)	10,160	9,464
MV24 Capital BV 6.748% 6/1/2034 (d)	1,454	1,444
NFE Financing, LLC 12.00% 11/15/2029 (d)	21,386	6,309
Noble Finance II, LLC 8.00% 4/15/2030 (d)	2,000	2,072
Occidental Petroleum Corp. 5.20% 8/1/2029	27,164	27,583
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	39,885
Occidental Petroleum Corp. 6.625% 9/1/2030	80,000	85,775
Occidental Petroleum Corp. 6.125% 1/1/2031	5,698	6,006
Occidental Petroleum Corp. 5.375% 1/1/2032	98,000	99,742
Occidental Petroleum Corp. 5.55% 10/1/2034	81,493	82,735
Occidental Petroleum Corp. 6.45% 9/15/2036	10,286	10,939
Occidental Petroleum Corp. 6.60% 3/15/2046	5,000	5,232
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,797
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,432
Oleoducto Central SA 4.00% 7/14/2027 (d)	4,960	4,880
ONEOK, Inc. 5.85% 1/15/2026	432	433
ONEOK, Inc. 5.55% 11/1/2026	1,977	2,003
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,435
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	6,000	6,531
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	4,900	5,086
Permian Resources Operating, LLC 6.25% 2/1/2033 (d)	3,000	3,058
Petroleos Mexicanos 6.875% 10/16/2025	2,000	1,999
Petroleos Mexicanos 4.50% 1/23/2026	5,000	4,974
Petroleos Mexicanos 6.875% 8/4/2026	121,240	122,919
Petroleos Mexicanos 6.49% 1/23/2027	19,905	20,121
Petroleos Mexicanos 6.50% 3/13/2027	90,172	91,360
Petroleos Mexicanos 5.35% 2/12/2028	5,000	4,982
Petroleos Mexicanos 6.50% 1/23/2029	1,833	1,865
Petroleos Mexicanos 8.75% 6/2/2029	143,199	154,349
Petroleos Mexicanos 6.84% 1/23/2030	110,926	112,899
Petroleos Mexicanos 5.95% 1/28/2031	92,845	89,989
Petroleos Mexicanos 6.70% 2/16/2032	168,016	166,609
Petroleos Mexicanos 6.625% 6/15/2035	30,000	28,625
Petroleos Mexicanos 6.50% 6/2/2041	5,683	4,981
Petroleos Mexicanos 6.375% 1/23/2045	2,275	1,851
Petroleos Mexicanos 6.75% 9/21/2047	58,957	48,694
Petroleos Mexicanos 6.35% 2/12/2048	27,025	21,479
Petroleos Mexicanos 7.69% 1/23/2050	69,617	63,340
Petroleos Mexicanos 6.95% 1/28/2060	84,326	69,412
Pluspetrol Camisea SA 6.24% 7/3/2036 (d)	1,270	1,360
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (d)	4,780	4,652
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,318
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	3,000	2,271
Qatar Energy 1.375% 9/12/2026 (d)	18,535	18,057
Qatar Energy 2.25% 7/12/2031 (d)	32,300	29,110
Raizen Fuels Finance SA 6.25% 7/8/2032 (d)	5,000	4,886
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	1,325	1,286
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)	USD1,050	$967
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,968
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,727
Reliance Industries, Ltd. 6.25% 10/19/2040	750	832
Reliance Industries, Ltd. 4.875% 2/10/2045	3,000	2,807
Reliance Industries, Ltd. 3.625% 1/12/2052	2,000	1,483
Reliance Industries, Ltd. 3.75% 1/12/2062	300	217
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (d)	6,001	6,029
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	664	661
Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,863
Shell Finance US, Inc. 2.75% 4/6/2030	841	795
Shell Finance US, Inc. 3.25% 4/6/2050	580	412
Shell International Finance BV 3.00% 11/26/2051	10,603	7,058
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	5,175	5,220
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034	15,861	15,954
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054	14,385	14,037
Sunoco, LP 6.00% 4/15/2027	4,210	4,211
Sunoco, LP 7.00% 9/15/2028 (d)	6,715	6,928
Sunoco, LP 4.50% 5/15/2029	5,215	5,091
Sunoco, LP 5.625% 3/15/2031 (d)	790	785
Sunoco, LP 7.25% 5/1/2032 (d)	3,080	3,235
Sunoco, LP 5.875% 3/15/2034 (d)	840	833
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,242
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	1,408	1,235
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048	2,895	2,692
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	6,900	4,776
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	2,166	1,564
TotalEnergies Capital International SA 3.127% 5/29/2050	1,008	692
TotalEnergies Capital SA 5.15% 4/5/2034	1,221	1,268
TotalEnergies Capital SA 4.724% 9/10/2034	5,000	5,036
TotalEnergies Capital SA 5.488% 4/5/2054	42,076	41,659
TotalEnergies Capital SA 5.275% 9/10/2054	14,400	13,847
Transportadora de Gas del Peru SA 4.25% 4/30/2028	514	514
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (d)	22,500	20,289
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (d)	10,000	10,628
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	440	450
Weatherford International, Ltd. 6.75% 10/15/2033 (d)	3,910	3,915
		2,337,863
Communication services 1.67%
Alphabet, Inc. 5.25% 5/15/2055	17,105	17,155
Alphabet, Inc. 5.30% 5/15/2065	4,875	4,855
America Movil, SAB de CV, 10.125% 1/22/2029	MXN365,770	20,812
America Movil, SAB de CV, 9.50% 1/27/2031	117,330	6,585
AT&T, Inc. 1.70% 3/25/2026	USD1,667	1,648
AT&T, Inc. 2.30% 6/1/2027	5,860	5,690
AT&T, Inc. 1.65% 2/1/2028	1,518	1,437
AT&T, Inc. 4.35% 3/1/2029	20,241	20,335
AT&T, Inc. 4.30% 2/15/2030	49,083	49,199
AT&T, Inc. 2.75% 6/1/2031	34,105	31,269
AT&T, Inc. 2.25% 2/1/2032	17,355	15,199
AT&T, Inc. 2.55% 12/1/2033	19,599	16,697
AT&T, Inc. 5.40% 2/15/2034	16,941	17,613
AT&T, Inc. 4.50% 5/15/2035	7,743	7,484
The Bond Fund of America — Page 78 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
AT&T, Inc. 3.50% 9/15/2053	USD42,939	$29,724
AT&T, Inc. 3.55% 9/15/2055	9,000	6,207
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,394
CCO Holdings, LLC 5.375% 6/1/2029 (d)	2,700	2,684
CCO Holdings, LLC 4.75% 3/1/2030 (d)	9,665	9,282
CCO Holdings, LLC 4.50% 8/15/2030 (d)	18,675	17,650
CCO Holdings, LLC 4.75% 2/1/2032 (d)	8,000	7,405
CCO Holdings, LLC 4.50% 5/1/2032	3,545	3,228
CCO Holdings, LLC 4.50% 6/1/2033 (d)	1,680	1,495
CCO Holdings, LLC 4.25% 1/15/2034 (d)	31,825	27,535
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,956
Charter Communications Operating, LLC 6.10% 6/1/2029	25,275	26,528
Charter Communications Operating, LLC 2.80% 4/1/2031	12,775	11,529
Charter Communications Operating, LLC 2.30% 2/1/2032	20,000	17,118
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,744
Charter Communications Operating, LLC 6.55% 6/1/2034	1,250	1,333
Charter Communications Operating, LLC 6.384% 10/23/2035	5,373	5,631
Charter Communications Operating, LLC 5.85% 12/1/2035	11,070	11,180
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,771
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,882
Charter Communications Operating, LLC 4.80% 3/1/2050	43,633	34,581
Charter Communications Operating, LLC 3.70% 4/1/2051	133,303	88,004
Charter Communications Operating, LLC 3.90% 6/1/2052	128,808	87,302
Charter Communications Operating, LLC 5.25% 4/1/2053	36,493	30,514
Charter Communications Operating, LLC 6.70% 12/1/2055	3,239	3,280
Charter Communications Operating, LLC 5.50% 4/1/2063	20,555	17,237
Comcast Corp. 2.65% 2/1/2030	20,000	18,759
Comcast Corp. 4.80% 5/15/2033	14,307	14,456
Comcast Corp. 5.30% 6/1/2034	9,545	9,906
Comcast Corp. 4.20% 8/15/2034	1,500	1,433
Comcast Corp. 5.30% 5/15/2035	7,531	7,746
Comcast Corp. 3.75% 4/1/2040	6,430	5,410
Comcast Corp. 5.65% 6/1/2054	24,517	24,078
Connect Finco SARL 9.00% 9/15/2029 (d)	1,935	2,037
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.663% 9/27/2029 (c)(j)	29,924	29,600
DIRECTV Financing, LLC 5.875% 8/15/2027 (d)	14,346	14,341
DIRECTV Financing, LLC 8.875% 2/1/2030 (d)	3,260	3,224
DISH Network Corp. 11.75% 11/15/2027 (d)	14,925	15,807
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (d)	2,000	2,025
Gray Media, Inc. 10.50% 7/15/2029 (d)	8,500	9,198
Gray Media, Inc. 4.75% 10/15/2030 (d)	6,535	5,024
Gray Media, Inc. 5.375% 11/15/2031 (d)	3,786	2,847
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.395% 12/1/2028 (c)(j)	24,000	24,029
Meta Platforms, Inc. 5.40% 8/15/2054	22,000	21,753
Netflix, Inc. 4.875% 4/15/2028	8,125	8,305
Netflix, Inc. 5.875% 11/15/2028	11,822	12,468
Netflix, Inc. 4.875% 6/15/2030 (d)	53	54
Netflix, Inc. 4.90% 8/15/2034	744	768
Netflix, Inc. 5.40% 8/15/2054	294	296
News Corp. 5.125% 2/15/2032 (d)	8,175	8,132
Paramount Global 6.875% 4/30/2036	4,000	4,245
Paramount Global 4.95% 5/19/2050	3,782	3,009
PLDT, Inc. 3.45% 6/23/2050	3,490	2,508
SBA Tower Trust 1.631% 11/15/2026 (d)	62,772	60,952
The Bond Fund of America — Page 79 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	USD5,000	$5,858
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	4,300	4,158
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	5,000	4,534
TEGNA, Inc. 5.00% 9/15/2029	8,500	8,463
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,447
Tencent Holdings, Ltd. 2.39% 6/3/2030 (d)	10,000	9,291
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	683
Tencent Holdings, Ltd. 3.24% 6/3/2050 (d)	9,870	7,243
Tencent Holdings, Ltd. 3.29% 6/3/2060 (d)	5,000	3,499
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,945
T-Mobile USA, Inc. 2.05% 2/15/2028	221	211
T-Mobile USA, Inc. 4.85% 1/15/2029	20,000	20,407
T-Mobile USA, Inc. 3.875% 4/15/2030	16,475	16,160
T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	11,361
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,834
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,515
T-Mobile USA, Inc. 2.70% 3/15/2032	429	385
T-Mobile USA, Inc. 5.125% 5/15/2032	22,087	22,737
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,489
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,544
T-Mobile USA, Inc. 5.15% 4/15/2034	6,921	7,082
T-Mobile USA, Inc. 5.30% 5/15/2035	20,985	21,504
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,158
T-Mobile USA, Inc. 3.40% 10/15/2052	33,939	23,273
T-Mobile USA, Inc. 5.75% 1/15/2054	3,217	3,219
T-Mobile USA, Inc. 5.50% 1/15/2055	5,708	5,524
T-Mobile USA, Inc. 5.875% 11/15/2055	2,474	2,529
Verizon Communications, Inc. 3.875% 2/8/2029	183	182
Verizon Communications, Inc. 1.75% 1/20/2031	18,894	16,535
Verizon Communications, Inc. 2.355% 3/15/2032	5,075	4,452
Verizon Communications, Inc. 5.05% 5/9/2033	2,000	2,047
Verizon Communications, Inc. 4.78% 2/15/2035	17,269	16,994
Verizon Communications, Inc. 5.25% 4/2/2035	40,352	41,049
Verizon Communications, Inc. 5.401% 7/2/2037 (d)	9,593	9,750
Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,767
Verizon Communications, Inc. 2.85% 9/3/2041	11,023	8,034
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	7,337
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,682
Verizon Communications, Inc. 2.987% 10/30/2056	34,166	21,084
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	15,165	14,970
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	64,124	61,933
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	108,953	99,964
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	76,478	61,102
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	6,909	5,156
		1,612,673
Industrials 1.57%
ADT Security Corp. 4.125% 8/1/2029 (d)	3,000	2,905
ADT Security Corp. 4.875% 7/15/2032 (d)	3,000	2,909
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.413% 9/29/2031 (c)(j)	67,200	67,200
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,785
BAE Systems PLC 5.125% 3/26/2029 (d)	5,445	5,609
BAE Systems PLC 5.25% 3/26/2031 (d)	1,593	1,653
BAE Systems PLC 5.30% 3/26/2034 (d)	67,727	70,209
The Bond Fund of America — Page 80 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
BAE Systems PLC 5.50% 3/26/2054 (d)	USD1,921	$1,952
Boeing Co. (The) 2.75% 2/1/2026	55,594	55,284
Boeing Co. (The) 2.196% 2/4/2026	22,816	22,646
Boeing Co. (The) 2.70% 2/1/2027	11,304	11,078
Boeing Co. (The) 5.04% 5/1/2027	1,126	1,138
Boeing Co. (The) 6.259% 5/1/2027	12,672	13,044
Boeing Co. (The) 3.25% 2/1/2028	49,283	48,144
Boeing Co. (The) 6.298% 5/1/2029	12,918	13,713
Boeing Co. (The) 5.15% 5/1/2030	31,776	32,618
Boeing Co. (The) 3.625% 2/1/2031	3,864	3,703
Boeing Co. (The) 6.388% 5/1/2031	46,324	50,476
Boeing Co. (The) 3.60% 5/1/2034	6,790	6,145
Boeing Co. (The) 6.528% 5/1/2034	18,640	20,621
Boeing Co. (The) 5.705% 5/1/2040	8,150	8,321
Boeing Co. (The) 3.90% 5/1/2049	1,000	756
Boeing Co. (The) 3.75% 2/1/2050	537	397
Boeing Co. (The) 5.805% 5/1/2050	13,027	13,023
Boeing Co. (The) 6.858% 5/1/2054	8,061	9,201
Boeing Co. (The) 5.93% 5/1/2060	13,187	13,184
Boeing Co. (The) 7.008% 5/1/2064	5,189	6,011
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,951
BWX Technologies, Inc. 4.125% 6/30/2028 (d)	1,675	1,637
Canadian National Railway Co. 4.375% 9/18/2034	1,488	1,456
Canadian Pacific Railway Co. 1.75% 12/2/2026	947	923
Canadian Pacific Railway Co. 4.80% 3/30/2030	22,797	23,355
Canadian Pacific Railway Co. 5.20% 3/30/2035	36,787	37,942
Canadian Pacific Railway Co. 3.00% 12/2/2041	9,905	7,429
Canadian Pacific Railway Co. 3.10% 12/2/2051	30,869	20,930
Carrier Global Corp. 2.722% 2/15/2030	12,746	11,950
Carrier Global Corp. 2.70% 2/15/2031	479	440
Carrier Global Corp. 5.90% 3/15/2034	1,828	1,963
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (d)	9,430	9,573
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,614
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	3,000	3,038
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (d)	6,780	7,120
CK Hutchison International (24) (II), Ltd. 4.75% 9/13/2034	3,700	3,701
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	1,400	1,085
CK Hutchison International (19), Ltd. 3.375% 9/6/2049	3,700	2,723
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,368
Clean Harbors, Inc. 4.875% 7/15/2027 (d)	1,100	1,100
Clean Harbors, Inc. 5.125% 7/15/2029 (d)	10,000	9,926
Clean Harbors, Inc. 5.75% 10/15/2033 (d)	3,930	3,967
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	3,007
CSX Corp. 3.80% 3/1/2028	2,460	2,451
CSX Corp. 2.40% 2/15/2030	11,598	10,805
CSX Corp. 4.10% 11/15/2032	13,676	13,444
CSX Corp. 5.20% 11/15/2033	7,866	8,223
CSX Corp. 5.05% 6/15/2035	34,232	34,980
CSX Corp. 2.50% 5/15/2051	1,595	948
CSX Corp. 4.50% 11/15/2052	25,000	21,600
CSX Corp. 4.90% 3/15/2055	10,605	9,744
Eaton Corp. 4.15% 3/15/2033	654	644
General Aerospace Co. 4.30% 7/29/2030	5,061	5,093
General Aerospace Co. 4.90% 1/29/2036	6,402	6,494
The Bond Fund of America — Page 81 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Dynamics Corp. 2.25% 6/1/2031	USD312	$282
General Dynamics Corp. 4.95% 8/15/2035	4,955	5,050
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	6,000	6,268
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (l)	9,600	9,762
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,548
Icahn Enterprises, LP 6.25% 5/15/2026	2,246	2,245
Icahn Enterprises, LP 5.25% 5/15/2027	5,000	4,919
Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	5,092
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,453	1,516
Johnson Controls International PLC 4.90% 12/1/2032	2,774	2,827
L3Harris Technologies, Inc. 5.40% 7/31/2033	11,257	11,738
LATAM Airlines Group SA 7.625% 1/7/2031 (d)	6,380	6,622
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	3,920	3,997
LG Energy Solution, Ltd. 5.375% 4/2/2030 (d)	3,000	3,071
LG Energy Solution, Ltd. 5.50% 7/2/2034	1,000	1,014
LG Energy Solution, Ltd. 5.875% 4/2/2035	5,500	5,695
LG Energy Solution, Ltd. 5.875% 4/2/2035 (d)	500	518
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (d)	2,013	2,079
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	428	443
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	5,001	4,844
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (d)	2,396	2,320
Lockheed Martin Corp. 4.50% 2/15/2029	6,250	6,344
Lockheed Martin Corp. 5.25% 1/15/2033	26,990	28,398
Lockheed Martin Corp. 4.75% 2/15/2034	813	821
Lockheed Martin Corp. 5.70% 11/15/2054	14,795	15,277
Masco Corp. 1.50% 2/15/2028	795	748
Masco Corp. 2.00% 2/15/2031	1,173	1,029
Mexico City Airport Trust 4.25% 10/31/2026	8,700	8,675
Mexico City Airport Trust 3.875% 4/30/2028	11,400	11,154
Mexico City Airport Trust 3.875% 4/30/2028 (d)	690	675
Mexico City Airport Trust 5.50% 10/31/2046	3,106	2,717
Mexico City Airport Trust 5.50% 7/31/2047	14,409	12,522
Mexico City Airport Trust 5.50% 7/31/2047 (d)	2,485	2,160
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	13,872	13,732
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,919
MTR Corp., Ltd. 5.25% 4/1/2055	2,000	2,029
MTR Corp CI, Ltd., 4.875%, subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (f)	3,500	3,550
MTR Corp CI Ltd., 5.625%, subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity +1.457% on 12/24/2035) (f)	8,500	8,866
Norfolk Southern Corp. 5.05% 8/1/2030	9,546	9,903
Norfolk Southern Corp. 4.45% 3/1/2033	11,653	11,592
Norfolk Southern Corp. 5.10% 5/1/2035	23,386	23,904
Norfolk Southern Corp. 5.35% 8/1/2054	35,721	35,219
Northrop Grumman Corp. 4.65% 7/15/2030	14,212	14,463
Northrop Grumman Corp. 4.70% 3/15/2033	11,968	12,056
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,623
Paychex, Inc. 5.10% 4/15/2030	5,853	6,025
Paychex, Inc. 5.35% 4/15/2032	9,012	9,354
Paychex, Inc. 5.60% 4/15/2035	2,129	2,230
Pitney Bowes, Inc. 6.875% 3/15/2027 (d)	6,000	6,003
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (d)	442	444
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (d)	3,100	3,018
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	8,000	8,303
The Bond Fund of America — Page 82 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
RB Global Holdings, Inc. 7.75% 3/15/2031 (d)	USD1,511	$1,582
Republic Services, Inc. 4.875% 4/1/2029	4,090	4,194
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,093
Republic Services, Inc. 5.15% 3/15/2035	5,000	5,166
Reworld Holding Corp., Term Loan B, (USD-SOFR + 2.25%) 6.385% 11/30/2028 (c)(j)	6,373	6,384
Reworld Holding Corp., Term Loan C, (USD-SOFR + 2.25%) 6.385% 11/30/2028 (c)(j)	351	352
RTX Corp. 5.75% 11/8/2026	4,000	4,067
RTX Corp. 3.125% 5/4/2027	1,000	986
RTX Corp. 4.125% 11/16/2028	6,320	6,317
RTX Corp. 6.00% 3/15/2031	7,364	7,953
RTX Corp. 1.90% 9/1/2031	2,488	2,166
RTX Corp. 2.375% 3/15/2032	7,474	6,607
RTX Corp. 5.15% 2/27/2033	428	443
RTX Corp. 6.10% 3/15/2034	3,664	4,013
RTX Corp. 4.50% 6/1/2042	1,375	1,244
RTX Corp. 2.82% 9/1/2051	1,750	1,113
RTX Corp. 3.03% 3/15/2052	7,000	4,619
RTX Corp. 5.375% 2/27/2053	3,194	3,127
RTX Corp. 6.40% 3/15/2054	6,461	7,234
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (d)	1,316	1,005
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,573
Siemens Funding BV 5.20% 5/28/2035 (d)	4,000	4,152
Siemens Funding BV 5.80% 5/28/2055 (d)	27,757	29,832
Siemens Funding BV 5.90% 5/28/2065 (d)	12,967	14,082
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (d)	15,000	15,817
STE TransCore Holdings, Inc. 3.375% 5/5/2027 (l)	3,000	2,974
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (d)	12,355	11,145
Texas Combined Tirz I, LLC 0% 12/7/2062 (d)(g)	3,338	3,338
TransDigm, Inc. 6.25% 1/31/2034 (d)	14,345	14,763
Triton Container International, Ltd. 3.15% 6/15/2031 (d)	15,346	13,693
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	8,041
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	4,063
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,435
Union Pacific Corp. 2.15% 2/5/2027	4,740	4,632
Union Pacific Corp. 2.375% 5/20/2031	22,125	20,175
Union Pacific Corp. 2.80% 2/14/2032	11,756	10,768
Union Pacific Corp. 5.10% 2/20/2035	7,741	7,963
Union Pacific Corp. 2.891% 4/6/2036	4,119	3,470
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,155
Union Pacific Corp. 3.25% 2/5/2050	17,642	12,439
Union Pacific Corp. 2.95% 3/10/2052	6,371	4,154
Union Pacific Corp. 3.50% 2/14/2053	12,975	9,385
Union Pacific Corp. 5.60% 12/1/2054	28,249	28,713
Union Pacific Corp. 3.839% 3/20/2060	6,537	4,850
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (d)	6,404	6,698
Veralto Corp. 5.35% 9/18/2028	25,750	26,586
Verisk Analytics, Inc. 4.50% 8/15/2030	3,754	3,767
Verisk Analytics, Inc. 5.125% 2/15/2036	17,937	18,114
Waste Management, Inc. 4.80% 3/15/2032	1,094	1,118
Waste Management, Inc. 4.95% 3/15/2035	8,243	8,371
WESCO Distribution, Inc. 7.25% 6/15/2028 (d)	4,355	4,415
		1,519,298
The Bond Fund of America — Page 83 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.46%	Principal amount (000)	Value (000)
Accenture Capital, Inc. 4.25% 10/4/2031	USD11,000	$10,990
Accenture Capital, Inc. 4.50% 10/4/2034	11,394	11,244
Amphenol Corp. 5.00% 1/15/2035	1,506	1,537
Amphenol Corp. 5.375% 11/15/2054	842	842
Analog Devices, Inc. 1.70% 10/1/2028	4,539	4,252
Analog Devices, Inc. 2.10% 10/1/2031	14,846	13,131
Analog Devices, Inc. 5.05% 4/1/2034	13,295	13,798
Analog Devices, Inc. 2.95% 10/1/2051	14,709	9,724
Analog Devices, Inc. 5.30% 4/1/2054	8,660	8,524
Apple, Inc. 3.20% 5/11/2027	125,000	124,021
Broadcom Corp. 3.875% 1/15/2027	6,617	6,615
Broadcom, Inc. 5.05% 7/12/2027	15,000	15,262
Broadcom, Inc. 4.00% 4/15/2029 (d)	3,178	3,164
Broadcom, Inc. 4.20% 10/15/2030	5,000	4,993
Broadcom, Inc. 4.15% 11/15/2030	4,667	4,650
Broadcom, Inc. 4.15% 4/15/2032 (d)	346	339
Broadcom, Inc. 5.20% 4/15/2032	8,250	8,593
Broadcom, Inc. 3.469% 4/15/2034 (d)	24,030	21,940
Broadcom, Inc. 4.80% 10/15/2034	8,526	8,589
Broadcom, Inc. 5.20% 7/15/2035	78,977	81,424
Broadcom, Inc. 3.137% 11/15/2035 (d)	2,092	1,811
Broadcom, Inc. 4.80% 2/15/2036	17,088	17,043
Broadcom, Inc. 3.187% 11/15/2036 (d)	6,007	5,129
Broadcom, Inc. 4.926% 5/15/2037 (d)	10,423	10,400
Broadcom, Inc. 4.90% 2/15/2038	19,162	19,068
Cisco Systems, Inc. 4.85% 2/26/2029	20,000	20,529
Cisco Systems, Inc. 4.95% 2/26/2031	14,875	15,402
Cisco Systems, Inc. 4.95% 2/24/2032	10,200	10,552
Cisco Systems, Inc. 5.05% 2/26/2034	17,822	18,442
Cisco Systems, Inc. 5.10% 2/24/2035	60,396	62,493
Cisco Systems, Inc. 5.30% 2/26/2054	5,831	5,760
Fair Isaac Corp. 6.00% 5/15/2033 (d)	8,000	8,120
Intel Corp. 3.05% 8/12/2051	32,671	20,745
Intel Corp. 5.60% 2/21/2054	39,950	38,386
Intel Corp. 3.10% 2/15/2060	25,150	14,916
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,799
Lenovo Group, Ltd. 6.536% 7/27/2032	6,000	6,612
Microchip Technology, Inc. 4.90% 3/15/2028	11,349	11,518
Microchip Technology, Inc. 5.05% 3/15/2029	20,525	20,985
Microchip Technology, Inc. 5.05% 2/15/2030	17,525	17,926
Micron Technology, Inc. 5.65% 11/1/2032	6,400	6,720
NCR Atleos Corp. 9.50% 4/1/2029 (d)	9,383	10,164
Open Text Corp. 3.875% 2/15/2028 (d)	6,500	6,328
Oracle Corp. 4.80% 8/3/2028	5,000	5,085
Oracle Corp. 4.45% 9/26/2030	22,150	22,144
Oracle Corp. 5.25% 2/3/2032	5,125	5,285
Oracle Corp. 4.80% 9/26/2032	43,290	43,357
Oracle Corp. 5.50% 8/3/2035	15,320	15,771
Oracle Corp. 5.20% 9/26/2035	53,185	53,498
Oracle Corp. 5.875% 9/26/2045	24,307	24,387
Oracle Corp. 3.60% 4/1/2050	25,174	17,734
Oracle Corp. 6.00% 8/3/2055	49,518	49,746
Oracle Corp. 5.95% 9/26/2055	52,230	52,105
Oracle Corp. 6.10% 9/26/2065	31,830	31,795
The Bond Fund of America — Page 84 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Roper Technologies, Inc. 4.25% 9/15/2028	USD6,000	$6,030
Roper Technologies, Inc. 4.45% 9/15/2030	8,000	8,036
Roper Technologies, Inc. 4.90% 10/15/2034	9,931	9,947
Roper Technologies, Inc. 5.10% 9/15/2035	14,365	14,486
ServiceNow, Inc. 1.40% 9/1/2030	21,943	19,222
SK hynix, Inc. 1.50% 1/19/2026 (d)	19,275	19,110
SK hynix, Inc. 1.50% 1/19/2026	8,142	8,072
SK hynix, Inc. 6.375% 1/17/2028 (d)	10,000	10,451
SK hynix, Inc. 6.375% 1/17/2028	2,800	2,926
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,488
SK hynix, Inc. 2.375% 1/19/2031 (d)	4,830	4,335
SK hynix, Inc. 6.50% 1/17/2033	3,000	3,311
Synopsys, Inc. 4.85% 4/1/2030	30,215	30,786
Synopsys, Inc. 5.15% 4/1/2035	91,112	92,720
Synopsys, Inc. 5.70% 4/1/2055	37,250	37,621
Texas Instruments, Inc. 4.60% 2/8/2029	3,968	4,052
Texas Instruments, Inc. 4.85% 2/8/2034	3,706	3,807
Texas Instruments, Inc. 5.10% 5/23/2035	30,701	31,671
Texas Instruments, Inc. 5.15% 2/8/2054	14,750	14,235
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,848
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,418
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,725
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,943
UKG, Inc. 6.875% 2/1/2031 (d)	3,250	3,356
Viasat, Inc. 5.625% 4/15/2027 (d)	8,000	7,975
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (c)(j)	7,525	7,445
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (c)(j)	11,296	11,134
		1,416,537
Consumer staples 1.26%
Altria Group, Inc. 4.40% 2/14/2026	7,655	7,650
Altria Group, Inc. 4.875% 2/4/2028	3,256	3,310
Altria Group, Inc. 3.40% 5/6/2030	1,272	1,221
Altria Group, Inc. 5.25% 8/6/2035	5,000	5,057
Altria Group, Inc. 4.50% 5/2/2043	100	86
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	13,270	13,108
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	3,549	3,327
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,548
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,337
BAT Capital Corp. 3.215% 9/6/2026	6,482	6,434
BAT Capital Corp. 3.557% 8/15/2027	17,969	17,789
BAT Capital Corp. 2.259% 3/25/2028	2,106	2,013
BAT Capital Corp. 6.343% 8/2/2030	7,000	7,559
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,490
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,616
BAT Capital Corp. 5.35% 8/15/2032	28,800	29,791
BAT Capital Corp. 4.625% 3/22/2033	16,219	16,057
BAT Capital Corp. 6.421% 8/2/2033	26,154	28,723
BAT Capital Corp. 6.00% 2/20/2034	15,700	16,779
BAT Capital Corp. 5.625% 8/15/2035	32,322	33,604
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,587
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,746
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,299
BAT Capital Corp. 6.25% 8/15/2055	37,660	39,406
The Bond Fund of America — Page 85 of 118

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT International Finance PLC 4.448% 3/16/2028	USD1,500	$1,509
Campbell’s Co. (The) 4.75% 3/23/2035	7,164	6,951
Cargill, Inc. 4.50% 6/24/2026 (d)	100	100
Coca-Cola Co. 5.00% 5/13/2034	3,966	4,131
Coca-Cola Co. 4.65% 8/14/2034	9,855	10,037
Coca-Cola Co. 5.20% 1/14/2055	11,249	11,028
Coca-Cola Co. 5.40% 5/13/2064	2,121	2,113
Conagra Brands, Inc. 4.60% 11/1/2025	6,110	6,108
Conagra Brands, Inc. 1.375% 11/1/2027	527	497
Constellation Brands, Inc. 2.875% 5/1/2030	8,545	7,998
Constellation Brands, Inc. 4.80% 5/1/2030	2,570	2,608
Constellation Brands, Inc. 2.25% 8/1/2031	5,951	5,248
Constellation Brands, Inc. 4.75% 5/9/2032	12,733	12,809
Constellation Brands, Inc. 4.90% 5/1/2033	18,130	18,310
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	790
Coty, Inc. 4.75% 1/15/2029 (d)	3,117	3,055
Coty, Inc. 6.625% 7/15/2030 (d)	10,276	10,514
Darling Ingredients, Inc. 5.25% 4/15/2027 (d)	6,000	5,992
Imperial Brands Finance PLC 4.50% 6/30/2028 (d)	16,058	16,166
Imperial Brands Finance PLC 5.875% 7/1/2034 (d)	8,300	8,696
Imperial Brands Finance PLC 5.625% 7/1/2035 (d)	48,491	49,487
Imperial Brands Finance PLC 6.375% 7/1/2055 (d)	11,756	12,219
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	13,570	12,633
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	6,485	5,610
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	707
InRetail Consumer 3.25% 3/22/2028 (d)	5,400	5,256
InRetail Consumer 3.25% 3/22/2028	2,000	1,946
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,000	4,203
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,000	3,260
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,818	2,703
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,413
Kroger Co. 5.00% 9/15/2034	5,115	5,161
Kroger Co. 5.50% 9/15/2054	18,750	18,291
Mars, Inc. 4.80% 3/1/2030 (d)	34,478	35,138
Mars, Inc. 5.00% 3/1/2032 (d)	36,419	37,275
Mars, Inc. 5.20% 3/1/2035 (d)	77,088	78,834
Mars, Inc. 5.70% 5/1/2055 (d)	76,898	77,949
Mondelez International, Inc. 4.50% 5/6/2030	13,785	13,905
Mondelez International, Inc. 5.125% 5/6/2035	30,766	31,375
PepsiCo, Inc. 1.625% 5/1/2030	588	527
PepsiCo, Inc. 1.40% 2/25/2031	666	580
Philip Morris International, Inc. 5.00% 11/17/2025	30,000	30,021
Philip Morris International, Inc. 4.875% 2/13/2026	17,505	17,545
Philip Morris International, Inc. 5.125% 11/17/2027	9,375	9,580
Philip Morris International, Inc. 4.125% 4/28/2028	13,000	13,027
Philip Morris International, Inc. 5.25% 9/7/2028	20,000	20,654
Philip Morris International, Inc. 3.375% 8/15/2029	780	759
Philip Morris International, Inc. 5.625% 11/17/2029	4,032	4,244
Philip Morris International, Inc. 5.125% 2/15/2030	17,500	18,093
Philip Morris International, Inc. 4.375% 4/30/2030	5,736	5,764
Philip Morris International, Inc. 5.50% 9/7/2030	12,600	13,254
Philip Morris International, Inc. 5.125% 2/13/2031	3,640	3,769
Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,815
Philip Morris International, Inc. 5.75% 11/17/2032	19,801	21,110
The Bond Fund of America — Page 86 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 5.25% 2/13/2034	USD19,605	$20,252
Philip Morris International, Inc. 4.90% 11/1/2034	70,100	70,699
Philip Morris International, Inc. 4.875% 4/30/2035	27,908	27,938
Philip Morris International, Inc. 4.125% 3/4/2043	108	92
Philip Morris International, Inc. 4.25% 11/10/2044	106	91
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,096
US Foods, Inc. 5.75% 4/15/2033 (d)	5,000	5,039
Walmart, Inc. 1.05% 9/17/2026	50,000	48,748
Walmart, Inc. 3.95% 9/9/2027	75,000	75,347
Walmart, Inc. 4.90% 4/28/2035	4,962	5,107
Walmart, Inc. 4.50% 4/15/2053	6,632	5,946
		1,222,659
Materials 0.78%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,566
Alpek, SAB de CV 3.25% 2/25/2031 (d)	5,000	4,388
Berry Plastics Corp. 4.875% 7/15/2026 (d)	9,875	9,877
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	6,077	6,327
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	22,658	23,567
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	769
Braskem Netherlands Finance BV 4.50% 1/31/2030 (d)	4,600	1,737
Braskem Netherlands Finance BV 8.50% 1/12/2031 (d)	1,235	482
Braskem Netherlands Finance BV 8.50% 1/12/2031	643	251
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)	924	355
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)	4,000	1,450
Celanese US Holdings, LLC 6.665% 7/15/2027	75,210	77,202
Celanese US Holdings, LLC 6.85% 11/15/2028	63,122	65,557
Celanese US Holdings, LLC 6.83% 7/15/2029	53,181	54,962
Celanese US Holdings, LLC 7.05% 11/15/2030	61,803	63,844
Celanese US Holdings, LLC 6.879% 7/15/2032	13,762	14,072
Celanese US Holdings, LLC 7.20% 11/15/2033	10,425	10,845
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)	2,195	2,296
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (d)	6,833	6,954
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (d)	4,175	4,026
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (d)	1,175	1,195
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	10,825	10,141
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (d)	2,845	2,933
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	10,000	9,163
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,983
Dow Chemical Co. (The) 4.55% 11/30/2025	33	33
Dow Chemical Co. (The) 4.80% 1/15/2031	9,000	8,966
Dow Chemical Co. (The) 5.15% 2/15/2034	1,795	1,801
Dow Chemical Co. (The) 5.35% 3/15/2035	5,434	5,406
Dow Chemical Co. (The) 5.65% 3/15/2036	7,988	8,031
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	5,931
Dow Chemical Co. (The) 4.80% 5/15/2049	10,493	8,573
Dow Chemical Co. (The) 3.60% 11/15/2050	6,445	4,369
Dow Chemical Co. (The) 5.60% 2/15/2054	5,523	5,004
Dow Chemical Co. (The) 5.95% 3/15/2055	17,250	16,403
EIDP, Inc. 4.50% 5/15/2026	9,028	9,045
Fresnillo PLC 4.25% 10/2/2050 (d)	9,516	7,555
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	8,000	7,288
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,756
Graphic Packaging International, LLC 3.50% 3/15/2028 (d)	8,000	7,724
The Bond Fund of America — Page 87 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (d)	USD173	$165
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (d)	1,422	1,273
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	3,850	3,912
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	7,730	7,924
LYB International Finance III, LLC 6.15% 5/15/2035	1,652	1,723
Methanex Corp. 5.125% 10/15/2027	13,150	13,175
Minera Mexico, SA de CV, 5.625% 2/12/2032 (d)	25,390	26,228
Mineral Resources, Ltd. 8.00% 11/1/2027 (d)	5,475	5,585
Mineral Resources, Ltd. 9.25% 10/1/2028 (d)	7,085	7,433
Mosaic Co. 4.05% 11/15/2027	1,486	1,482
NOVA Chemicals Corp. 5.25% 6/1/2027 (d)	7,500	7,528
NOVA Chemicals Corp. 8.50% 11/15/2028 (d)	1,490	1,561
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	5,535	5,361
NOVA Chemicals Corp. 9.00% 2/15/2030 (d)	7,205	7,734
Olin Corp. 5.625% 8/1/2029	2,500	2,510
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031	7,000	5,989
POSCO 4.875% 1/23/2027 (d)	9,040	9,109
POSCO 5.75% 1/17/2028 (d)	5,195	5,365
POSCO 5.875% 1/17/2033 (d)	630	668
POSCO Holdings, Inc. 5.75% 5/7/2035	4,000	4,197
POSCO Holdings, Inc. 5.75% 5/7/2035 (d)	2,000	2,099
PT Freeport Indonesia 4.763% 4/14/2027	13,000	13,092
PT Freeport Indonesia 5.315% 4/14/2032	4,000	4,051
PT Freeport Indonesia 6.20% 4/14/2052	3,700	3,788
PT Krakatau Posco 6.375% 6/11/2027	9,000	9,173
PT Krakatau Posco 6.375% 6/11/2029	8,000	8,237
Quikrete Holdings, Inc. 6.375% 3/1/2032 (d)	5,000	5,183
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	4,500	4,613
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	14,824	15,282
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	8,045	8,285
Sherwin-Williams Co. 4.30% 8/15/2028	10,000	10,053
Sherwin-Williams Co. 4.50% 8/15/2030	18,500	18,630
Sherwin-Williams Co. 5.15% 8/15/2035	15,219	15,493
Silgan Holdings, Inc. 4.125% 2/1/2028	2,500	2,442
Suzano Austria gmbh 3.75% 1/15/2031	6,660	6,309
Suzano Austria gmbh 3.125% 1/15/2032	3,000	2,696
Tronox, Inc. 9.125% 9/30/2030 (d)	1,985	1,946
Vale Overseas, Ltd. 6.40% 6/28/2054	6,330	6,513
Westlake Corp. 5.00% 8/15/2046	5,265	4,648
Westlake Corp. 4.375% 11/15/2047	1,110	877
		751,159
Real estate 0.73%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	230
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	99
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,854
Alexandria Real Estate Equities, Inc. 5.625% 5/15/2054	2,250	2,173
American Tower Corp. 3.65% 3/15/2027	427	424
American Tower Corp. 2.70% 4/15/2031	5,000	4,564
Boston Properties, LP 2.90% 3/15/2030	68,683	63,800
Boston Properties, LP 3.25% 1/30/2031	24,747	23,021
Boston Properties, LP 2.55% 4/1/2032	74,163	64,153
Boston Properties, LP 2.45% 10/1/2033	16,815	13,765
Boston Properties, LP 6.50% 1/15/2034	2,157	2,328
The Bond Fund of America — Page 88 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Boston Properties, LP 5.75% 1/15/2035	USD72,685	$74,341
COPT Defense Properties, LP 2.25% 3/15/2026	9,530	9,434
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (d)	2,490	2,316
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031	2,000	1,860
Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,269
Equinix, Inc. 2.90% 11/18/2026	9,236	9,101
Equinix, Inc. 1.55% 3/15/2028	661	622
Equinix, Inc. 3.20% 11/18/2029	3,913	3,749
Equinix, Inc. 2.15% 7/15/2030	2,678	2,417
Equinix, Inc. 2.50% 5/15/2031	2,800	2,525
Equinix, Inc. 3.90% 4/15/2032	933	895
Equinix, Inc. 3.40% 2/15/2052	3,120	2,189
ERP Operating, LP 4.65% 9/15/2034	6,976	6,899
Extra Space Storage, LP 2.35% 3/15/2032	20,000	17,372
FibraSOMA 4.375% 7/22/2031 (d)	8,260	7,150
FibraSOMA 4.375% 7/22/2031	5,000	4,328
Fideicomiso Fibra Uno 4.869% 1/15/2030	2,000	1,962
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	3,015	3,261
Forestar Group, Inc. 5.00% 3/1/2028 (d)	2,000	1,983
Forestar Group, Inc. 6.50% 3/15/2033 (d)	5,000	5,119
Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	22,550
Howard Hughes Corp. (The) 5.375% 8/1/2028 (d)	12,580	12,541
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	21,700	20,835
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	6,265	5,879
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,375	2,918
Iron Mountain, Inc. 5.25% 3/15/2028 (d)	9,459	9,450
Iron Mountain, Inc. 4.875% 9/15/2029 (d)	8,367	8,244
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,325	2,223
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,870	5,465
Kilroy Realty, LP 6.25% 1/15/2036	810	839
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	52,454	53,527
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (d)	24,933	26,159
MPT Operating Partnership, LP 3.50% 3/15/2031	3,000	2,209
Prologis, LP 4.75% 6/15/2033	1,726	1,742
Prologis, LP 5.125% 1/15/2034	40,000	41,106
Prologis, LP 5.00% 1/31/2035	24,101	24,441
Prologis, LP 5.25% 6/15/2053	426	412
Prologis, LP 5.25% 3/15/2054	1,235	1,197
Public Storage Operating Co. (USD-SOFR + 0.70%) 5.022% 4/16/2027 (c)	12,000	12,040
Public Storage Operating Co. 1.95% 11/9/2028	721	678
Service Properties Trust 5.50% 12/15/2027	5,000	4,912
Service Properties Trust 3.95% 1/15/2028	100	94
Service Properties Trust 8.625% 11/15/2031 (d)	29,085	30,989
Simon Property Group, LP 4.375% 10/1/2030	10,946	10,976
Simon Property Group, LP 5.125% 10/1/2035	22,803	23,080
Sun Communities Operating, LP 2.30% 11/1/2028	2,919	2,761
Sun Communities Operating, LP 2.70% 7/15/2031	2,537	2,297
Sun Communities Operating, LP 4.20% 4/15/2032	541	525
VICI Properties, LP 4.25% 12/1/2026 (d)	5,700	5,680
VICI Properties, LP 4.75% 2/15/2028	2,429	2,450
VICI Properties, LP 4.95% 2/15/2030	2,418	2,447
VICI Properties, LP 5.125% 5/15/2032	9,757	9,857
The Bond Fund of America — Page 89 of 118

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
VICI Properties, LP 5.625% 4/1/2035	USD4,265	$4,370
WEA Finance, LLC 3.50% 6/15/2029 (d)	6,247	6,031
		709,127
Municipals 0.01%
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (d)	4,100	3,413
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)	3,180	2,538
		5,951
Total corporate bonds, notes & loans		26,549,564
Asset-backed obligations 7.06% Auto loan 3.50%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(d)	1,079	1,080
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (a)(d)	976	977
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(d)	1,229	1,230
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(d)	4,364	4,371
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(d)	2,197	2,207
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(d)	6,253	6,283
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (a)(d)	3,000	3,070
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(d)	7,695	7,729
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (a)(d)	14,936	15,103
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(d)	17,292	17,743
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(d)	5,330	5,425
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (a)(d)	24,497	24,801
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (a)(d)	15,643	15,979
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(d)	7,035	7,098
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(d)	4,444	4,467
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(d)	17,745	17,900
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (a)	15,943	15,800
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (a)	13,052	13,155
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (a)	9,336	9,407
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (a)	993	1,004
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (a)(d)	2,546	2,549
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(d)	2,330	2,338
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(d)	1,537	1,542
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(d)	1,004	1,008
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (a)(d)	2,028	2,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(d)	21,537	21,425
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(d)	1,498	1,493
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (a)(d)	2,984	2,981
Avis Budget Rental Car Funding AESOP, LLC, Series 2022-3A, Class A, 4.62% 2/20/2027 (a)(d)	1,500	1,501
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(d)	7,921	7,970
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(d)	39,680	38,932
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(d)	8,588	8,426
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(d)	1,211	1,188
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(d)	5,000	4,930
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(d)	49,213	50,279
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (a)(d)	15,000	15,197
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(d)	2,885	2,926
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (a)(d)	335	342
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(d)	45,430	47,382
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(d)	9,925	10,435
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(d)	18,192	18,845
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (a)(d)	USD3,347	$3,484
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (a)(d)	19,000	19,625
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (a)(d)	3,970	4,101
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(d)	1,751	1,803
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A2, 4.71% 9/15/2027 (a)	4,359	4,360
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	2,458	2,459
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	177	178
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	875	876
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (a)	3,925	3,934
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (a)	14,679	14,705
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	5,517	5,533
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (a)	4,783	4,791
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (a)	3,676	3,698
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (a)	8,757	8,796
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	5,660	5,721
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (a)	11,367	11,433
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (a)	4,500	4,525
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (a)	17,181	17,240
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	6,201	6,323
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (a)	16,137	16,473
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (a)	4,138	4,155
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (a)	14,576	14,631
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030 (a)	23,675	23,848
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (a)	5,563	5,627
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (a)	5,372	5,449
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 4.81% 5/15/2031 (a)	3,000	3,011
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (a)	434	437
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (a)	2,085	2,092
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	15,778	16,100
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	22,283	22,939
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (a)(d)	635	635
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (a)(d)	6,754	6,773
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(d)	1,257	1,266
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	334	326
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (a)	1,915	1,879
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (a)(d)	1,982	1,986
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (a)(d)	2,137	2,158
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (a)	3,669	3,703
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (a)(d)	2,000	2,005
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (a)(d)	9,354	9,457
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(d)	5,552	5,573
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(d)	999	1,013
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (a)(d)	5,868	5,944
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(d)	5,021	5,062
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(d)	1,357	1,361
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(d)	1,424	1,426
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028 (a)(d)	1,752	1,752
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(d)	3,632	3,659
CPS Auto Receivables Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(d)	3,457	3,468
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (a)(d)	8,952	8,975
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(d)	1,120	1,122
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(d)	3,525	3,591
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (a)(d)	3,866	3,896
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(d)	3,489	3,583
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(d)	USD2,572	$2,589
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(d)	9,025	9,125
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(d)	982	1,004
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (a)(d)	10,987	11,145
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (a)(d)	11,898	12,203
CPS Auto Receivables Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(d)	5,257	5,306
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (a)(d)	2,000	2,023
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	2,525	2,527
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (a)	1,457	1,458
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	15,041	15,064
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	7,379	7,417
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	13,119	13,298
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (a)	13,117	13,123
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (a)	8,108	8,098
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (a)	476	480
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (a)	12,789	12,892
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	2,068	2,090
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	6,403	6,490
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(d)	1,821	1,826
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(d)	8,340	8,481
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(d)	5,863	5,940
DriveTime Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029 (a)(d)	8,215	8,290
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(d)	6,061	6,289
DriveTime Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030 (a)(d)	11,520	12,108
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (a)(d)	249	250
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(d)	5,932	5,965
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(d)	8,891	8,923
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(d)	5,938	5,947
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(d)	552	552
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (a)(d)	288	290
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(d)	5,322	5,369
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(d)	5,702	5,814
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (a)(d)	7,180	7,435
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (a)	5,675	5,621
Exeter Automobile Receivables Trust, Series 2025-2A, Class A2, 4.78% 6/15/2027 (a)	2,478	2,479
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (a)	511	511
Exeter Automobile Receivables Trust, Series 2024-5, Class A3, 4.45% 3/15/2028 (a)	12,289	12,295
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (a)	7,000	7,009
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (a)	8,145	8,162
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (a)	3,757	3,773
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	2,558	2,572
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	6,994	6,996
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	5,583	5,597
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	8,339	8,367
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (a)	1,913	1,972
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (a)	6,250	6,260
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	5,584	5,716
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	15,785	15,974
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	3,227	3,288
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (a)	679	685
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (a)	9,039	9,170
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	23,206	23,404
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (a)	6,376	6,404
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (a)	6,660	6,727
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (a)	USD15,775	$15,819
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (a)	7,458	7,555
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	15,959	16,320
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	10,143	10,269
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	21,364	21,859
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (a)	12,630	12,711
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (a)	9,158	9,247
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (a)	11,864	12,142
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (a)	16,141	16,444
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(d)	1,150	1,241
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (a)	21,836	21,981
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (a)	18,932	19,159
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	23,284	23,686
Exeter Automobile Receivables Trust, Series 2025-2A, Class C, 5.16% 7/15/2031 (a)	9,000	9,117
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (a)	9,000	9,245
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	5,905	5,983
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	7,153	7,277
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (a)	4,740	4,761
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (a)	3,542	3,555
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (a)	9,672	9,772
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (a)	4,513	4,614
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (a)(d)	1,927	1,945
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(d)	1,965	1,972
Flagship Credit Auto Trust, Series 2024-1, Class B, 5.63% 4/16/2029 (a)(d)	6,949	6,959
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(d)	2,211	2,231
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(d)	3,215	3,207
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(d)	1,800	1,769
Flagship Credit Auto Trust, Series 2024-1, Class C, 5.79% 2/15/2030 (a)(d)	5,750	5,675
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (a)	7,398	7,417
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (a)	2,339	2,355
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	7,868	7,902
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (a)(d)	21,970	21,645
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(d)	85,137	87,926
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (a)(d)	25,883	26,012
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(d)	38,805	39,014
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	1,039	1,055
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (a)(d)	17,724	17,972
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(d)	2,072	2,075
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (a)(d)	287	287
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(d)	4,502	4,506
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (a)(d)	5,744	5,753
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (a)(d)	4,246	4,255
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(d)	5,400	5,413
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(d)	6,032	6,052
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (a)(d)	3,109	3,120
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (a)(d)	8,929	8,970
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (a)(d)	4,184	4,209
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (a)(d)	10,734	10,840
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (a)(d)	5,176	5,214
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (a)(d)	8,308	8,381
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (a)(d)	3,425	3,441
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (a)(d)	7,548	7,608
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(d)	3,969	4,005
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(d)	3,589	3,673
The Bond Fund of America — Page 93 of 118

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (a)(d)	USD7,220	$7,302
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(d)	21,213	21,446
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(d)	12,145	12,332
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(d)	9,610	9,846
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (a)(d)	8,712	8,749
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (a)(d)	14,916	15,246
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (a)(d)	13,825	14,002
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (a)(d)	15,909	16,268
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (a)(d)	9,109	9,225
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(d)	1,170	1,228
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (a)(d)	9,720	9,760
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (a)(d)	1,042	1,049
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(d)	5,476	5,492
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(d)	4,114	4,146
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (a)(d)	8,513	8,566
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(d)	6,266	6,346
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (a)(d)	4,373	4,404
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(d)	1,395	1,402
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(d)	3,339	3,368
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(d)	1,046	1,065
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(d)	3,344	3,406
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(d)	2,092	2,137
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	629	630
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(d)	35,338	36,233
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(d)	42,166	43,740
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(d)	29,583	29,991
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029 (a)	16,818	16,941
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class B, 4.67% 5/16/2030 (a)	1,222	1,236
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (a)(d)	9,679	9,836
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(d)	16,179	16,279
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(d)	2,352	2,385
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(d)	7,743	7,522
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(d)	8,361	8,168
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (a)(d)	4,700	4,847
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(d)	118,941	115,992
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(d)	6,275	6,099
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(d)	3,138	3,055
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(d)	36,391	37,092
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(d)	17,272	17,644
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(d)	6,869	7,016
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(d)	4,154	4,266
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(d)	10,908	11,020
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(d)	3,341	3,381
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(d)	3,713	3,769
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (a)(d)	18,863	19,174
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(d)	7,479	7,561
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(d)	5,167	5,236
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(d)	4,312	4,395
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (a)(d)	23,867	24,450
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(d)	4,223	4,312
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(d)	949	969
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	547	549
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(d)	9,448	9,544
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(d)	30,943	31,149
The Bond Fund of America — Page 94 of 118

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(d)	USD3,562	$3,585
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(d)	82	82
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(d)	365	366
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(d)	2,901	2,907
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (a)(d)	3,621	3,623
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(d)	1,097	1,100
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(d)	927	933
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(d)	1,252	1,255
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(d)	10,421	10,437
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(d)	4,473	4,493
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(d)	6,005	6,087
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(d)	4,683	4,716
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(d)	1,164	1,173
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(d)	9,891	9,986
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(d)	5,058	5,181
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(d)	1,598	1,624
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (a)(d)	6,888	6,918
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(d)	1,932	1,977
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(d)	2,671	2,719
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (a)(d)	2,791	2,815
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(d)	4,854	4,897
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(d)	3,670	3,711
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(d)	4,131	4,179
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(d)	981	1,000
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(d)	3,430	3,557
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(d)	895	915
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(d)	1,190	1,231
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(d)	614	635
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(d)	1,864	1,890
LAD Auto Receivables Trust, Series 2025-2A, Class C, 4.70% 8/16/2032 (a)(d)	4,737	4,756
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(d)	3,285	3,305
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(d)	5,036	5,043
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (a)	5,915	5,992
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (a)	3,372	3,401
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (a)(d)	6,292	6,289
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (a)(d)	2,273	2,267
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (a)(d)	847	848
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (a)(d)	6,547	6,564
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(d)	9,164	9,213
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (a)(d)	8,230	8,257
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(d)	1,704	1,708
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (a)(d)	3,815	3,829
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (a)(d)	3,728	3,768
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(d)	5,777	5,906
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(d)	236	236
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (a)(d)	6,324	6,356
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(d)	5,344	5,346
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(d)	12,388	12,395
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(d)	8,134	8,139
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	1,497	1,498
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	6,185	6,187
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	186	186
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	506	508
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	149	149
The Bond Fund of America — Page 95 of 118

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	USD3,715	$3,720
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	3,602	3,612
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (a)	7,248	7,286
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (a)	5,216	5,238
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (a)	2,009	2,018
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	2,706	2,709
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (a)	21,877	21,927
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (a)	3,198	3,205
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	2,556	2,571
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (a)	4,957	5,017
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029 (a)	25,000	25,116
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (a)	45,155	45,319
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (a)	7,869	7,910
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (a)	15,172	15,410
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (a)	30,199	30,389
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (a)	10,970	11,064
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (a)	8,732	8,867
Santander Drive Auto Receivables Trust, Series 2022-4, Class C, 5.00% 11/15/2029 (a)	6,365	6,401
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	2,142	2,172
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (a)	15,291	15,440
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (a)	3,968	3,998
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (a)	5,960	6,073
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (a)	11,804	11,881
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	2,368	2,416
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (a)	18,627	18,876
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (a)	24,209	24,398
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(d)	3,677	3,689
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (a)(d)	4,985	5,019
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(d)	3,902	3,914
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(d)	1,479	1,494
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(d)	498	503
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (a)(d)	5,426	5,475
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(d)	1,806	1,821
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(d)	2,182	2,198
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(d)	991	992
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (a)(d)	2,244	2,303
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (a)(d)	14,939	15,032
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(d)	1,400	1,412
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (a)(d)	3,578	3,685
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4, 4.58% 5/20/2031 (a)(d)	3,000	3,051
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(d)	2,769	2,810
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(d)	10,161	10,247
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034 (a)(d)	27,912	27,564
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(d)	39,268	40,222
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(d)(k)	15,077	11,117
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(d)	29,502	29,554
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(d)	6,745	6,752
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(d)	12,573	12,612
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(d)	5,684	5,716
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(d)	3,108	3,123
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (a)(d)	3,075	3,121
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(d)	8,343	8,401
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (a)(d)	4,486	4,525
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (a)(d)	2,340	2,336
The Bond Fund of America — Page 96 of 118

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (a)(d)	USD3,967	$3,973
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(d)	4,172	4,178
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (a)(d)	12,102	12,117
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(d)	3,231	3,253
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (a)(d)	2,959	2,972
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (a)(d)	1,004	1,006
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (a)(d)	254	254
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(d)	1,756	1,763
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(d)	11,517	11,580
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (a)(d)	7,121	7,172
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(d)	2,059	2,072
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (a)(d)	10,519	10,552
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(d)	13,431	13,496
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(d)	15,698	15,914
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(d)	4,024	4,134
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(d)	8,365	8,469
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(d)	8,740	8,989
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(d)	31,056	31,766
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (a)(d)	20,412	20,570
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (a)(d)	7,827	7,929
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (a)(d)	20,300	20,654
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (a)(d)	31,100	31,524
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (a)(d)	7,064	7,240
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (a)(d)	5,362	5,418
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (a)(d)	1,754	1,777
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(d)	1,139	1,164
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (a)(d)	9,014	9,067
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (a)(d)	1,297	1,305
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(d)	10,000	10,090
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(d)	894	898
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (a)(d)	17,954	18,175
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(d)	30,897	31,225
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(d)	24,820	25,075
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (a)	1,548	1,558
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029 (a)	15,040	15,128
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)	2,098	2,102
		3,389,603
Other asset-backed securities 2.30%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(d)	2,171	2,192
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(d)	1,512	1,527
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(d)	853	862
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(d)	877	880
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(d)	2,582	2,594
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(d)	11,997	12,026
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(d)	5,330	5,351
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (a)(d)	18,767	18,886
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(d)	18,745	18,737
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(d)	2,380	2,379
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(d)	9,581	9,579
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(d)	6,723	6,755
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(d)	4,546	4,567
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(d)	3,387	3,390
APL Finance, LLC, Series 2025-1A, Class A, 5.39% 3/20/2036 (a)(d)	19,205	19,205
The Bond Fund of America — Page 97 of 118

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(d)	USD46,699	$47,280
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(d)	14,085	14,421
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (a)(d)	2,094	2,104
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(d)	14,357	14,651
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(d)	1,197	1,231
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028 (a)(d)	520	522
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (a)(d)	1,784	1,802
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(d)	9,025	9,146
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(d)	87	87
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(d)	198	196
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(d)	914	896
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(d)	900	887
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(d)	2,486	2,318
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(d)	14,846	14,042
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(d)	1,885	1,799
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(d)	5,964	5,990
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(d)	1,639	1,661
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(d)	522	533
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(d)	15,948	16,042
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(d)	383	366
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(d)	21,862	22,236
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	78,048	72,824
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(d)	12,650	11,812
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(d)	3,365	3,199
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(d)	335	333
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(d)	30,865	31,383
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (a)(d)	14,163	14,340
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (a)(d)	553	560
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (a)(d)	900	911
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	89,152	77,064
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	15,467	13,140
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(d)	12,880	9,166
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(d)	989	694
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	89,045	74,572
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(d)	5,694	4,464
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(d)	98,644	95,737
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(d)	43,295	41,607
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(d)	5,558	5,580
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(d)	2,324	2,332
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (a)(d)	2,677	2,689
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(d)	327	311
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(d)	5,153	4,835
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(d)	2,378	2,229
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(d)	614	584
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(d)	3,593	3,377
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (a)(d)	7,097	6,566
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(d)	763	706
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (a)	224	224
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029 (a)	1,766	1,782
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (a)	5,727	5,821
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (a)	1,680	1,698
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(d)	22,782	23,123
The Bond Fund of America — Page 98 of 118

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(d)	USD7,492	$7,594
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 4.445% 7/15/2035 (a)(c)	378	357
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.405% 1/15/2037 (a)(c)	721	692
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.415% 2/15/2037 (a)(c)	1,034	979
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	862	870
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (a)	3,048	3,118
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029 (a)(d)	4,721	4,753
Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58% 3/22/2030 (a)(d)	1,950	1,952
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (a)(d)	7,522	7,581
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(d)	1,083	1,093
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (a)(d)	3,602	3,620
Dext ABS, Series 2025-1, Class A3, 4.77% 8/15/2035 (a)(d)	3,325	3,361
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(d)	4,142	4,164
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(d)	22,017	22,503
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (a)(d)	3,145	3,177
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (a)(d)	2,412	2,499
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (a)(d)	4,920	5,021
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(d)	703	658
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	41,081	41,736
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(d)	2,505	2,553
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(d)	18,093	18,287
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(d)	946	900
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(d)	481	457
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(d)	5,076	4,716
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(d)	171	157
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(d)	40,021	40,099
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(d)	4,778	4,657
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(d)	703	679
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(d)	1,546	1,478
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(d)	35,450	33,038
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(d)	25,074	23,548
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(d)	2,030	1,884
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (a)(d)	756	760
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (a)(d)	1,359	1,367
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (a)(d)	3,404	3,421
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(d)	2,407	2,432
GreatAmerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029 (a)(d)	12,551	12,681
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 4.465% 9/15/2041 (a)(c)(d)	180	177
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(d)	23,722	24,005
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(d)	2,717	2,751
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (a)(d)	8,249	8,313
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031 (a)(d)	1,595	1,597
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (a)(d)	1,322	1,329
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (a)	6,126	6,231
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (a)(d)	5,373	5,399
M&T Equipment Notes, Series 2025-1A, Class A3, 4.78% 9/17/2029 (a)(d)	3,000	3,049
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030 (a)(d)	2,155	2,171
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (a)(d)	1,884	1,909
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(d)	4,048	4,073
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(d)	12,729	12,831
The Bond Fund of America — Page 99 of 118

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(d)	USD6,712	$6,767
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027 (a)(d)	1,629	1,610
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(d)	1,187	1,197
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(d)	17,968	17,064
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	357,770	299,614
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(d)	5,195	3,528
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(d)	9,775	9,855
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(d)	7,336	7,373
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(d)	8,574	8,613
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (a)(d)	1,589	1,595
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(d)	11,946	12,028
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(d)	2,366	2,394
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(d)	12,728	12,771
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(d)	3,931	3,943
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(d)	146	147
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(d)	17,015	17,077
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(d)	5,040	5,072
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(d)	2,936	2,878
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(d)	3,667	3,675
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(d)	12,823	12,939
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(d)	4,348	4,383
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(d)	2,728	2,804
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(d)	5,839	5,879
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(d)	2,847	2,865
PFS Financing Corp., Series 2024-A, Class A, (30-day Average USD-SOFR + 0.85%) 5.00% 1/15/2028 (a)(c)(d)	14,516	14,534
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(d)	12,000	12,085
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 5.172% 4/15/2028 (a)(c)(d)	10,000	10,015
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(d)	26,701	26,878
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (a)(d)	11,858	12,086
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (a)	11,731	11,953
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039 (a)(d)	6,764	6,740
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(d)	10,977	11,006
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(d)	10,014	10,262
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.85% 9/15/2039 (a)(c)(d)	2,935	2,953
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	19,180	19,226
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(d)	4,335	4,358
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(d)	3,489	3,518
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(d)	725	736
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(d)	1,725	1,753
Prosper Marketplace Issuance Trust, Series 2024-1, Class A, 6.12% 8/15/2029 (a)(d)	61	61
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(d)	9,090	9,245
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(d)	2,525	2,538
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(d)	3,691	3,719
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(d)	1,439	1,479
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (a)(d)	4,000	4,141
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (a)(d)	1,625	1,686
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(d)	3,665	3,678
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(d)	1,526	1,564
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (a)(d)	4,119	4,235
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (a)(d)	2,361	2,422
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(d)	1,386	1,437
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(d)	USD21,563	$21,776
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(d)	13,196	12,462
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(d)	2,429	2,309
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(d)	10,005	9,464
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(d)	7,686	7,479
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(d)	737	731
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(d)	2,143	2,072
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(d)	2,911	2,810
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(d)	4,074	4,082
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(d)	2,405	2,418
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(d)	44,352	45,008
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (a)(d)	50,803	52,185
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(d)	5,090	4,951
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	26,177	26,485
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (a)	8,800	8,960
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (a)	25,857	26,188
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(d)	13,870	13,196
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(d)	8,171	7,869
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(d)	3,287	3,242
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(d)	13,489	12,705
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(d)	5,594	5,325
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(d)	633	591
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(d)	22,129	20,782
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(d)	22,968	23,041
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(d)	1,107	1,069
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(d)	4,312	3,940
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (a)(d)	623	634
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(d)	10,859	10,188
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(d)	9,781	9,046
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(d)	713	658
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(d)	6,983	7,005
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(d)	19,642	19,667
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(d)	7,690	7,735
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(d)	3,041	3,100
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (a)(d)	2,400	2,474
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(d)	205	213
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(d)	1,873	1,907
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,985	8,000
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (a)	43,985	43,963
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(d)	15,536	15,959
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(d)	386	388
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (a)(d)	9,567	9,590
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028 (a)(d)	2,414	2,426
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(d)	3,351	3,372
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(d)	721	730
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(d)	1,315	1,315
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (a)(d)	701	701
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(d)	107	107
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(d)	320	320
		2,224,497
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations 0.91%	Principal amount (000)	Value (000)
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (a)(c)(d)	USD12,404	$12,409
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.855% 1/19/2033 (a)(c)(d)	10,500	10,526
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 7.042% 4/22/2033 (a)(c)(d)	900	900
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 6.082% 10/20/2034 (a)(c)(d)	1,842	1,846
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.425% 1/20/2033 (a)(c)(d)	24,646	24,681
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.164% 10/28/2034 (a)(c)(d)	4,174	4,180
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 9.318% 7/15/2030 (a)(c)(d)	2,000	2,002
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.604% 2/20/2036 (a)(c)(d)	15,000	15,019
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 7.02% 10/25/2034 (a)(c)(d)	1,240	1,244
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, (3-month USD CME Term SOFR + 0.262%) + 1.55%) 6.137% 7/20/2033 (a)(c)(d)	1,000	1,001
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.115% 5/17/2031 (a)(c)(d)	23,337	23,326
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.385% 5/17/2031 (a)(c)(d)	15,875	15,859
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 5.75% 1/25/2035 (a)(c)(d)	3,125	3,129
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.825% 3/13/2037 (a)(c)(d)	2,400	2,405
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.605% 4/26/2031 (a)(c)(l)	9,277	9,280
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 5.888% 6/15/2034 (a)(c)(d)	2,377	2,380
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class A1, (3-month USD CME Term SOFR + 2.50%) 6.825% 4/20/2035 (a)(c)(d)	3,000	3,001
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.929% 4/15/2034 (a)(c)(d)	577	578
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.168% 10/15/2036 (a)(c)(d)	3,333	3,334
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 6.718% 10/15/2036 (a)(c)(d)	4,286	4,287
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.398% 10/15/2030 (a)(c)(d)	9,627	9,630
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 5.549% 4/15/2031 (a)(c)(d)	4,457	4,460
Elmwood CLO 15, Ltd., 7.158% 4/22/2035 (3-month CME Term SOFR + 2.90%) (a)(c)(d)	5,600	5,611
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 5.333% 7/15/2036 (a)(c)(d)	9,846	9,860
Fortress Credit BSL, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 6.419% 7/23/2032 (a)(c)(d)	4,250	4,267
Fortress Credit BSL, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.325% 10/20/2032 (a)(c)(d)	3,500	3,510
Fortress Credit BSL, Ltd., Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.175% 10/20/2035 (a)(c)(d)	2,000	2,005
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.375% 10/20/2032 (a)(c)(d)	USD7,166	$7,168
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.175% 10/20/2032 (a)(c)(d)	2,470	2,474
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.729% 10/18/2033 (a)(c)(d)	7,874	7,887
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.929% 10/18/2033 (a)(c)(d)	6,000	6,017
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.169% 4/23/2036 (a)(c)(d)	2,488	2,488
Fortress Credit Opportunities CLO, LLC, Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.874% 7/20/2033 (a)(c)(d)	6,000	6,011
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 5.921% 11/5/2037 (a)(c)(d)	5,000	5,011
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (a)(c)(d)	16,863	16,870
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (a)(c)(d)	9,437	9,448
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 6.879% 4/15/2034 (a)(c)(d)	500	502
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.375% 1/20/2031 (a)(c)(d)	7,558	7,568
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 5.745% 7/28/2034 (a)(c)(d)	4,000	4,008
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 6.268% 7/25/2034 (a)(c)(d)	2,960	2,967
Jamestown CLO, Ltd., Series 2021-16A, Class DR, (3-month USD CME Term SOFR + 3.05%) 7.368% 7/25/2034 (a)(c)(d)	4,000	4,000
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.575% 7/20/2036 (a)(c)(d)	17,438	17,438
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.759% 1/15/2031 (a)(c)(d)	5,304	5,307
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.659% 7/16/2031 (a)(c)(d)	1,784	1,784
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.727% 4/19/2034 (a)(c)(d)	250	250
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (a)(c)(d)	24,476	24,498
Man GLG US CLO 2018-1, Ltd., Series 2018-1A, Class A1R, (3-month USD CME Term SOFR + 1.402%) 5.727% 4/22/2030 (a)(c)(d)	605	605
Marathon CLO, Ltd., Series 2019-1, Class A2R2, (3-month USD CME Term SOFR + 1.95%) 6.268% 4/15/2032 (a)(c)(d)	6,000	6,024
Marathon CLO, Ltd., Series 2019-1, Class BLR, (3-month USD CME Term SOFR + 2.65%) 6.968% 4/15/2032 (a)(c)(d)	3,000	3,003
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (a)(c)(d)	43,079	42,918
Marble Point CLO, Ltd., Series 2018-2, Class A12R, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (a)(c)(d)	23,104	23,116
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (a)(c)(d)	30,761	30,756
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 6.015% 5/20/2033 (a)(c)(d)	2,064	2,064
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.799% 9/14/2033 (a)(c)(d)	3,500	3,501
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.318% 10/25/2036 (a)(c)(d)	USD1,000	$1,001
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (a)(c)(d)	768	768
Northwoods Capital, Ltd., Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.738% 6/15/2031 (a)(c)(d)	4,000	4,002
Northwoods Capital, Ltd., Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.088% 6/15/2031 (a)(c)(d)	4,000	4,004
Northwoods Capital, Ltd., Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.642% 7/20/2034 (a)(c)(d)	3,833	3,833
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.425% 7/20/2034 (a)(c)(d)	3,000	2,994
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 6.075% 7/20/2035 (a)(c)(d)	8,000	8,011
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.59% 4/10/2033 (a)(c)(d)	1,641	1,642
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 5.588% 10/15/2030 (a)(c)(d)	49	49
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.319% 7/24/2031 (a)(c)(d)	1,057	1,057
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.719% 7/24/2031 (a)(c)(d)	3,571	3,566
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.318% 1/15/2033 (a)(c)(d)	28,910	28,909
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.768% 1/15/2033 (a)(c)(d)	26,016	26,015
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.018% 1/15/2033 (a)(c)(d)	13,000	12,989
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.818% 1/15/2033 (a)(c)(d)	5,627	5,639
Palmer Square Loan Funding, Ltd., CLO, Series 2022-3, Class A1AR, (3-month USD CME Term SOFR + 1.10%) 5.418% 4/15/2031 (a)(c)(d)	4,006	4,006
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.715% 7/20/2036 (a)(c)(d)	3,000	3,010
Parallel, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 6.375% 7/20/2036 (a)(c)(d)	2,455	2,462
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 5.125% 5/18/2034 (a)(c)(d)	3,840	3,837
RAD CLO, Ltd., Series 2020-7, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.672% 4/17/2036 (a)(c)(d)	15,000	15,021
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.922% 4/17/2036 (a)(c)(d)	3,000	3,001
Regatta XXII Funding, Ltd., Series 2022-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.325% 7/20/2035 (a)(c)(d)	3,500	3,500
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.668% 7/15/2037 (a)(c)(d)	20,255	20,307
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 5.625% 4/20/2033 (a)(c)(d)	19,514	19,521
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 6.88% 4/25/2034 (a)(c)(d)	2,000	2,007
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.829% 7/15/2034 (a)(c)(d)	1,000	1,004
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (a)(c)(d)	28,317	28,317
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.318% 4/15/2032 (a)(c)(d)	USD4,000	$4,010
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (a)(c)(d)	10,571	10,571
Stratus Static CLO, Ltd., Series 2025-1A, Class B, (3-month USD CME Term SOFR + 1.45%) 5.789% 7/15/2033 (a)(c)(d)	5,250	5,266
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.745% 4/20/2036 (a)(c)(d)	29,500	29,559
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 9.825% 10/20/2036 (a)(c)(d)	2,000	2,000
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.825% 1/20/2037 (a)(c)(d)	3,000	3,011
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.117% 8/16/2034 (a)(c)(d)	1,500	1,495
Teachers Insurance and Annuity Association of AME., CLO, Series 17-2A, Class A, (3-month USD CME Term SOFR + 1.412%) 5.729% 1/16/2031 (a)(c)(d)	151	151
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (a)(c)(d)	27,449	27,476
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (a)(c)(d)	8,647	8,648
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.025% 1/20/2032 (a)(c)(d)	14,000	14,011
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (a)(c)(d)	15,500	15,542
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(c)(d)	1,318	1,322
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 6.042% 4/25/2033 (a)(c)(d)	818	821
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.16% 10/20/2034 (a)(c)(d)	5,075	5,075
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.515% 1/20/2037 (a)(c)(d)	24,000	23,999
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 5.463% 9/7/2030 (a)(c)(d)	104	104
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 5.661% 7/18/2031 (a)(c)(d)	505	505
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.717% 4/20/2032 (a)(c)(d)	7,745	7,752
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 6.101% 4/20/2034 (a)(c)(d)	2,341	2,341
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 5.325% 4/20/2037 (a)(c)(d)	14,801	14,693
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.518% 10/15/2031 (a)(c)(d)	16,789	16,789
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.118% 10/15/2031 (a)(c)(d)	8,695	8,695
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 6.668% 10/15/2031 (a)(c)(d)	3,000	3,000
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 6.475% 4/20/2034 (a)(c)(d)	6,000	6,014
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.525% 10/20/2030 (a)(c)(d)	3,673	3,672
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.125% 10/20/2030 (a)(c)(d)	22,000	22,026
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 6.012% 7/20/2034 (a)(c)(d)	USD3,077	$3,077
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 6.568% 1/15/2035 (a)(c)(d)	2,000	2,005
Wind River CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.35%) 5.675% 7/20/2035 (a)(c)(d)	5,000	5,001
		883,516
Credit card 0.17%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(d)	20,924	20,976
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028 (a)	1,020	1,021
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (a)	33,244	33,171
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(d)	6,123	6,162
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(d)	6,275	6,300
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028 (a)	36,273	36,317
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(d)	1,928	1,953
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(d)	1,475	1,492
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (a)	9,652	9,844
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (a)	4,219	4,311
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(d)	8,468	8,547
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(d)	4,941	4,979
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(d)	4,083	4,096
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(d)	1,928	1,934
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(d)	1,942	1,948
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(d)	9,845	9,874
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(d)	1,263	1,267
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(d)	2,578	2,587
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (a)	8,090	8,270
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (a)	2,109	2,131
		167,180
Student loan 0.11%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(d)	10,275	10,388
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(d)	1,029	942
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(d)	1,081	988
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(d)	15,751	14,375
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(d)	8,313	8,443
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(d)	1,489	1,396
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(d)	16,479	15,565
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(d)	36,814	34,843
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.99% 4/20/2062 (a)(c)(d)	11,016	10,994
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.522% 7/25/2051 (a)(c)(d)	901	901
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(d)	2,148	2,209
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(d)	3,062	2,794
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(d)	5,075	5,173
		109,011
Commercial mortgage backed securities 0.04%
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(d)	29,750	29,692
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(d)	8,478	8,460
		38,152
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Franchise/equipment 0.03%	Principal amount (000)	Value (000)
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (a)(d)	USD15,472	$15,725
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (a)(d)	10,419	10,678
		26,403
Total asset-backed obligations		6,838,362
Bonds & notes of governments & government agencies outside the U.S. 1.70% Mexico 0.93%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (d)	464,215	471,554
United Mexican States 6.00% 5/13/2030	13,790	14,501
United Mexican States 4.75% 4/27/2032	12,760	12,503
United Mexican States 5.85% 7/2/2032	20,000	20,673
United Mexican States 5.375% 3/22/2033	30,365	30,380
United Mexican States 4.875% 5/19/2033	20,788	20,163
United Mexican States 3.50% 2/12/2034	75,212	65,510
United Mexican States 4.50% 3/19/2034	EUR18,005	21,620
United Mexican States 6.35% 2/9/2035	USD253	268
United Mexican States 6.00% 5/7/2036	133,950	137,245
United Mexican States 6.875% 5/13/2037	46,000	49,726
United Mexican States 6.625% 1/29/2038	2,425	2,555
United Mexican States 5.125% 3/19/2038	EUR18,005	21,688
United Mexican States 5.00% 4/27/2051	USD5,100	4,197
United Mexican States 4.40% 2/12/2052	229	172
United Mexican States 6.338% 5/4/2053	4,895	4,771
United Mexican States 7.375% 5/13/2055	25,110	27,634
United Mexican States 3.75% 4/19/2071	465	284
		905,444
Greece 0.42%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	86,535
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	72,232
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	222,537
Greece (Hellenic Republic of) 3.625% 6/15/2035	21,000	25,149
		406,453
Japan 0.10%
Japan, Series 86, 2.40% 3/20/2055	JPY16,288,800	96,081
Colombia 0.06%
Colombia (Republic of) 7.50% 2/2/2034	USD19,343	20,373
Colombia (Republic of) 8.00% 11/14/2035	36,137	38,865
		59,238
Peru 0.04%
Peru (Republic of) 2.783% 1/23/2031	29,245	27,024
Peru (Republic of) 5.875% 8/8/2054	4,250	4,278
Peru (Republic of) 2.78% 12/1/2060	12,750	7,150
		38,452
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Australia 0.04%	Principal amount (000)	Value (000)
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD15,875	$9,923
New South Wales Treasury Corp. 5.25% 2/24/2038	16,051	10,690
Treasury Corporation of Victoria 5.50% 9/15/2039	22,079	14,763
		35,376
Canada 0.03%
Ontario (Province of) 3.90% 9/4/2030	USD25,352	25,373
Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	10,772	10,696
Panama (Republic of) 2.252% 9/29/2032	13,462	10,924
		21,620
State of Kuwait 0.02%
Kuwait (State of) 4.652% 10/9/2035 (d)	20,675	20,675
Malaysia 0.02%
PETRONAS Capital, Ltd. 2.48% 1/28/2032	3,000	2,705
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,500	1,566
PETRONAS Capital, Ltd. 4.50% 3/18/2045	3,000	2,702
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	3,695	3,276
PETRONAS Capital, Ltd. 5.848% 4/3/2055	4,700	4,979
		15,228
Indonesia 0.01%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,703
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	5,309
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD1,500	1,477
		13,489
Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (d)	11,565	11,819
Total bonds & notes of governments & government agencies outside the U.S.		1,649,248
Municipals 0.50% Arkansas 0.03%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (d)	23,770	22,805
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (d)	6,000	5,803
		28,608
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	2,245	1,993
Illinois 0.35%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/ 2029	14,400	14,276
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/ 2039	57,980	55,177
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/ 2040	5,770	5,516
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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	USD13,760	$13,661
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	245,182	249,574
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	4,404	4,664
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	85	85
		342,953
Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	36,500	37,923
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042	95	95
		38,018
Michigan 0.00%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	1,545	1,544
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	645	645
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	75	75
		720
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	30	30
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	300	300
New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	3,630	3,817
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,475	21,174
Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	20,714	13,723
South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	105	105
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	245	245
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	300	300
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	515	515
		1,060
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Bonds, notes & other debt instruments (continued) Municipals (continued) Texas 0.01%	Principal amount (000)	Value (000)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/ 2052	USD6,730	$4,751
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	375	375
Wisconsin 0.03%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	65	65
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	28,065	27,780
		27,845
Total municipals		487,016
Federal agency bonds & notes 0.03%
Korea Electric Power Corp. 4.875% 1/31/2027	3,000	3,029
Korea Electric Power Corp. 4.00% 6/14/2027	3,931	3,923
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	4,640	4,707
Korea Electric Power Corp. 5.125% 4/23/2034	3,000	3,114
Korea Gas Corp. 5.00% 7/8/2029 (d)	1,011	1,044
Korea National Oil Corp. 2.125% 4/18/2027	2,069	2,008
Korea National Oil Corp. 4.625% 3/31/2028 (d)	5,000	5,059
Korea National Oil Corp. 4.75% 3/31/2030 (d)	7,810	7,971
Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,694
		33,549
Total bonds, notes & other debt instruments (cost: $93,532,982,000)		93,697,403
Common stocks 0.03% Health care 0.03%	Shares
Rotech Healthcare, Inc. (g)(l)(m)	342,069	24,687
Communication services 0.00%
DSG TopCo, Inc. (m)	4,713	54
Consumer discretionary 0.00%
NMG Parent, LLC (g)(m)	3,867	— (b)
Total common stocks (cost: $12,695,000)		24,741
Preferred securities 0.00% Financials 0.00%
CoBank, ACB, Class E, 5.77% perpetual noncumulative preferred shares (c)(d)	6,250	5,000
Total preferred securities (cost: $5,820,000)		5,000
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Short-term securities 8.07% Money market investments 8.07%	Shares	Value (000)
Capital Group Central Cash Fund 4.17% (n)(o)	78,215,832	$7,821,583
Total short-term securities (cost: $7,820,916,000)		7,821,583
Total investment securities 104.82% (cost: $101,372,413,000)		101,548,727
Other assets less liabilities (4.82)%		(4,672,087)
Net assets 100.00%		$96,876,640
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
3 Month SOFR Futures	Short	65,323	3/18/2026	USD(15,728,962)	$(21,813)
3 Month SOFR Futures	Long	4,129	9/16/2026	998,341	(779)
2 Year U.S. Treasury Note Futures	Long	131,984	1/6/2026	27,505,260	(970)
5 Year U.S. Treasury Note Futures	Long	53,825	1/6/2026	5,877,437	(15,290)
10 Year Euro-Bund Futures	Short	3,374	12/10/2025	(509,297)	(2,917)
10 Year Australian Treasury Bond Futures	Short	569	12/15/2025	(42,678)	49
10 Year Japanese Government Bond Futures	Short	289	12/22/2025	(265,364)	1,912
10 Year U.S. Treasury Note Futures	Long	6,095	12/31/2025	685,687	(3,733)
10 Year Ultra U.S. Treasury Note Futures	Long	3,026	12/31/2025	348,226	(547)
20 Year U.S. Treasury Note Futures	Long	14,014	12/31/2025	1,633,945	31,771
30 Year Euro-Buxl Futures	Short	25	12/10/2025	(3,360)	17
30 Year Ultra U.S. Treasury Bond Futures	Long	25,786	12/31/2025	3,095,932	66,135
					$53,835
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	101,449	INR	8,999,544	Citibank	10/3/2025	$132
INR	8,999,544	USD	102,620	Citibank	10/3/2025	(1,303)
USD	100,876	JPY	14,837,827	HSBC Bank	10/6/2025	478
AUD	156,341	USD	102,473	Citibank	10/7/2025	989
USD	55,614	AUD	84,330	HSBC Bank	10/7/2025	(193)
USD	24,433	NOK	243,468	Goldman Sachs	10/8/2025	35
EUR	91,837	USD	107,964	Citibank	10/8/2025	(88)
USD	450,201	EUR	383,421	Goldman Sachs	10/8/2025	(179)
USD	27,157	MXN	510,722	Goldman Sachs	10/8/2025	(707)
USD	11,725	EUR	9,985	Citibank	10/10/2025	(5)
BRL	206,028	USD	37,699	JPMorgan Chase	10/14/2025	874
EUR	26,538	USD	31,188	Morgan Stanley	10/17/2025	3
USD	29,197	EUR	24,844	Morgan Stanley	10/17/2025	(3)
USD	28,303	EUR	24,095	Goldman Sachs	10/17/2025	(17)
USD	244,107	JPY	35,590,582	Morgan Stanley	10/20/2025	2,893
USD	15,546	GBP	11,381	Morgan Stanley	10/20/2025	238
USD	10,645	EUR	8,976	Standard Chartered Bank	10/20/2025	93
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Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
JPY	31,289,200	EUR	180,565	BNP Paribas	10/20/2025	$(205)
USD	79,203	EUR	67,173	HSBC Bank	10/24/2025	215
USD	6,100	MXN	112,740	Morgan Stanley	10/27/2025	(38)
INR	8,999,544	USD	101,289	Citibank	10/30/2025	(176)
						$3,036
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.63358%	Annual	10/31/2025	USD58,288	$(15)	$—	$(15)
4.4555%	Annual	SOFR	Annual	12/6/2025	413,579	218	—	218
3.948%	Annual	SOFR	Annual	11/6/2026	44,000	163	—	163
SOFR	Annual	3.848%	Annual	11/15/2026	39,000	(114)	—	(114)
SOFR	Annual	3.8045%	Annual	12/15/2026	52,000	(152)	—	(152)
SOFR	Annual	3.39981%	Annual	3/31/2027	745,100	847	—	847
SOFR	Annual	3.41338%	Annual	6/30/2027	85,606	11	—	11
SOFR	Annual	3.62%	Annual	6/30/2027	348,559	(1,169)	—	(1,169)
3.998%	Annual	SOFR	Annual	12/4/2028	172,951	3,422	—	3,422
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	122	—	122
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	(198)	—	(198)
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	(244)	—	(244)
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	(245)	—	(245)
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	(358)	—	(358)
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	(396)	—	(396)
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	(746)	—	(746)
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	(600)	—	(600)
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	(1,175)	—	(1,175)
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	(3,495)	—	(3,495)
SOFR	Annual	3.9195%	Annual	11/15/2029	66,530	(1,452)	—	(1,452)
SOFR	Annual	3.763%	Annual	12/12/2029	95,760	(1,530)	—	(1,530)
SOFR	Annual	3.2015%	Annual	2/28/2030	250,529	1,557	—	1,557
SOFR	Annual	3.4415%	Annual	2/28/2030	155,000	(552)	—	(552)
SOFR	Annual	3.797%	Annual	3/31/2030	23,036	(415)	—	(415)
SOFR	Annual	3.794%	Annual	3/31/2030	44,024	(787)	—	(787)
SOFR	Annual	3.796%	Annual	3/31/2030	44,024	(791)	—	(791)
SOFR	Annual	3.7815%	Annual	3/31/2030	87,062	(1,511)	—	(1,511)
SOFR	Annual	3.6065%	Annual	5/12/2030	84,730	(863)	—	(863)
SOFR	Annual	3.2175%	Annual	9/18/2030	133,657	975	—	975
SOFR	Annual	3.2385%	Annual	9/18/2030	69,156	438	—	438
SOFR	Annual	3.2145%	Annual	9/18/2030	33,343	248	—	248
SOFR	Annual	3.2155%	Annual	9/18/2030	33,343	246	—	246
SOFR	Annual	3.4245%	Annual	8/15/2032	168,016	551	—	551
SOFR	Annual	3.473%	Annual	10/2/2032	348,000	281	—	281
SOFR	Annual	3.4805%	Annual	10/2/2032	116,500	40	—	40
The Bond Fund of America — Page 112 of 118

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.48%	Annual	10/2/2032	USD38,872	$15	$—	$15
SOFR	Annual	3.4815%	Annual	10/2/2032	38,905	11	—	11
SOFR	Annual	3.482%	Annual	10/2/2032	37,900	9	—	9
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(366)	—	(366)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(777)	—	(777)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	878	—	878
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	(369)	—	(369)
SOFR	Annual	3.8365%	Annual	3/6/2034	14,081	(273)	—	(273)
SOFR	Annual	3.583%	Annual	5/15/2035	126,656	505	—	505
SOFR	Annual	3.6385%	Annual	10/2/2035	172,279	224	—	224
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	24,599	—	24,599
SOFR	Annual	3.8475%	Annual	11/15/2052	62,093	1,126	—	1,126
						$17,893	$—	$17,893
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,336,880	$11,541	$—	$11,541
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	5,175	—	5,175
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	159,297	1,363	—	1,363
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	650,550	(120)	—	(120)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	(349)	—	(349)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	(595)	—	(595)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(648)	—	(648)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(726)	—	(726)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	(1,063)	—	(1,063)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	203,200	(1,464)	—	(1,464)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(2,113)	—	(2,113)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(2,139)	—	(2,139)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,300	(2,259)	—	(2,259)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(4,252)	—	(4,252)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(4,301)	—	(4,301)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	609,690	(4,462)	—	(4,462)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	164,188	(238)	—	(238)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	166,207	(257)	—	(257)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	352,725	(783)	—	(783)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	681,200	(863)	—	(863)
							$(8,553)	$—	$(8,553)
The Bond Fund of America — Page 113 of 118

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD55,992	$(1,269)	$(1,250)	$(19)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	1,054,845	(84,066)	(58,679)	(25,387)
					$(85,335)	$(59,929)	$(25,406)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 9/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD 433,818	$9,830	$9,893	$(63)
Investments in affiliates (r)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 8.07%
Money market investments 8.07%
Capital Group Central Cash Fund 4.17% (n)	$5,862,512	$24,088,292	$22,128,502	$(422)	$(297)	$7,821,583	$242,807
Restricted securities (l)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (g)(m)	9/26/2013	$12,646	$24,687	0.03%
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.605% 4/26/2031 (a)(c)	9/5/2024	9,287	9,280	0.01
Modec Finance BV 7.84% 7/15/2026 (g)	7/28/2023	5,000	5,063	0.00 (s)
STE TransCore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,944	2,974	0.00 (s)
Total		$29,877	$42,004	0.04%

The Bond Fund of America — Page 114 of 118

unaudited
(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,097,096,000, which represented 15.58% of the net assets of the fund.

(e)	Represents securities transacted on a TBA basis.
(f)	Step bond; coupon rate may change at a later date.
(g)	Value determined using significant unobservable inputs.
(h)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $558,773,000, which represented 0.58% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $206,974,000, which represented 0.21% of the net assets of the fund.

(k)	Scheduled interest and/or principal payment was not received.
(l)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(m)	Security did not produce income during the last 12 months.
(n)	Rate represents the seven-day yield at 9/30/2025.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(s)	Amount less than 0.01%.
The Bond Fund of America — Page 115 of 118

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $47,115,009,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,267,181,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,478,570,000 and $1,299,022,000, respectively.
The Bond Fund of America — Page 116 of 118

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$31,471,174	$8,591	$31,479,765
U.S. Treasury bonds & notes	—	26,659,899	—	26,659,899
Corporate bonds, notes & loans	—	26,484,791	64,773	26,549,564
Asset-backed obligations	—	6,838,362	—	6,838,362
Bonds & notes of governments & government agencies outside the U.S.	—	1,649,248	—	1,649,248
Municipals	—	487,016	—	487,016
Federal agency bonds & notes	—	33,549	—	33,549
Common stocks	—	54	24,687	24,741
Preferred securities	—	5,000	—	5,000
Short-term securities	7,821,583	—	—	7,821,583
Total	$7,821,583	$93,629,093	$98,051	$101,548,727

Refer to the end of the table(s) for footnote(s).
The Bond Fund of America — Page 117 of 118

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$99,884	$—	$—	$99,884
Unrealized appreciation on open forward currency contracts	—	5,950	—	5,950
Unrealized appreciation on centrally cleared interest rate swaps	—	36,486	—	36,486
Unrealized appreciation on bilateral interest rate swaps	—	18,079	—	18,079
Liabilities:
Unrealized depreciation on futures contracts	(46,049)	—	—	(46,049)
Unrealized depreciation on open forward currency contracts	—	(2,914)	—	(2,914)
Unrealized depreciation on centrally cleared interest rate swaps	—	(18,593)	—	(18,593)
Unrealized depreciation on bilateral interest rate swaps	—	(26,632)	—	(26,632)
Unrealized depreciation on centrally cleared credit default swaps	—	(25,469)	—	(25,469)
Total	$53,835	$(13,093)	$—	$40,742
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FHA = Federal Housing Administration insured

Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
NOK = Norwegian kroner
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-008-1125
The Bond Fund of America — Page 118 of 118